As filed with the Securities and Exchange Commission on July 14, 2017

Securities Act File No. 333-200831

Investment Company Act File No. 811-10145

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

BAILLIE GIFFORD FUNDS

(Exact name of Registrant as Specified in Charter)

Calton Square

1 Greenside Row

Edinburgh, Scotland, UK EH1 3AN

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (011-44-131-275-2000)

Gareth Griffiths

Calton Square

1 Greenside Row

Edinburgh, Scotland

United Kingdom EH1 3AN

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐    Immediately upon filing pursuant to paragraph (b)

☐    On [date] pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    On [date] pursuant to paragraph (a)(1)

☒   75 days after filing pursuant to paragraph (a)(2)

☐    On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment is being filed to register Class K and Institutional Class shares of The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund (each a “Fund”), each a series of Baillie Gifford Funds (the “Trust”). Each Fund is a new series of the Trust. This Post-Effective Amendment relates only to the Funds and does not supersede or amend disclosure in the Trust’s registration statement relating to any other series or class of shares of the Trust.

Baillie Gifford Funds

Prospectus

July 14, 2017

Classes of Shares

	Class K	Institutional Class
The Global Select Equity Fund	[TICKER]	[TICKER]
The International Concentrated Growth Fund	[TICKER]	[TICKER]
The Positive Change Equity Fund	[TICKER]	[TICKER]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Each fund listed above (each, a "Fund") may offer multiple classes of shares. This Prospectus covers only Class K and Institutional Class shares of the Funds.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Table of Contents

  Fund Summaries
    The Global Select Equity Fund
    The International Concentrated Growth Fund
    The Positive Change Equity Fund
  Principal Investment Strategies
  Additional Investment Strategies
  Principal Investment Risks
  Fund Management
    Investment Manager
    Investment Teams
  Shares
    Share Classes
    How Shares are Priced
    How to Buy Shares
    Restrictions on Buying Shares
    Buying, Selling, and Exchanging Shares through Financial Intermediaries
    How to Sell Shares
    Share Dividends and Distributions
    Tax
  Financial Highlights
  Additional Performance Information
  Prior Related Performance Information
  Contacts and Further Information

Fund Summaries

The Global Select Equity Fund

Investment Objective

The Global Select Equity Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	[ ]%	[ ]%
Distribution and/or 12b-1 Fees	None	None
Other Expenses(b) (c)	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b) Class K and Institutional Class were unfunded as of the date of this Prospectus. Therefore, Other Expenses have been estimated for these share Classes based on an estimated $50 million in assets for the Fund as a whole.

(c) Other expenses may vary among Classes due to share class specific expenses, including expenses paid for sub-accounting and sub-transfer agency services, which are borne by Institutional Class shares only, as described in more detail under "Fund Management—Investment Manager—Expenses" below.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$[ ]	$[ ]
3 Years	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Although difficult to predict, it is anticipated that under normal circumstances the portfolio turnover rate for the Fund will not exceed 30%.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities of issuers located in countries of developed and emerging markets.

In addition, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may hold equity securities either directly or indirectly, such as through depositary receipts.

The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries contained in the MSCI ACWI Index, cash and cash equivalents. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets. The Fund typically invests primarily in issuers with a market capitalization of approximately $1.5 billion or more.

The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs").

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The intended outcome is a diversified portfolio of between 70-90 quality growth companies with the potential to outperform the benchmark over the long-term. The Fund tends to hold securities for long periods (typically 5 years), which is in line with the Fund's long-term investment outlook, and the resulting lower portfolio turnover rate may result in extended periods of underperformance under unfavorable market conditions. In selecting portfolio investments, the portfolio managers take into account corporate governance and stewardship alongside other investment considerations.

The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order) are:

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in countries, regions, sectors, or companies that are closely correlated with one another, this could create more risk than if the Fund's investments were less correlated.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, hinder the ability of the Fund to lend its portfolio securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

  Socially Responsible Investing Risk – The Fund's environmental, social and governance criteria may limit the available investments compared to funds with no such criteria. Under certain economic conditions, this could cause the Fund's investment performance to be worse than similar Funds with no such criteria.

  Unconstrained Sector Risk – The Fund is not limited in its ability to invest in issuers in a variety of industries or sectors and may establish or terminate a focus in a particular sector or group of sectors. If the Fund focuses investments in one or more economic sectors, the Fund's returns will be more sensitive to market events within such sectors, and the Fund may be subject to greater liquidity risk and enhanced potential for extreme cash flows.

Performance

The Fund had not commenced operations as of December 31, 2016. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: http://USmutualfund.bailliegifford.com. Past performance (before and after taxes) is not an indication of future performance. A description of the Fund's comparative index is provided in the section of the Prospectus entitled "Additional Performance Information".

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year Commenced Service with the Fund
Matt Brett	Portfolio Manager	2017
Mike Gush	Portfolio Manager	2017
Iain McCombie	Portfolio Manager	2017
Stephen Paice	Portfolio Manager	2017
Gary Robinson	Portfolio Manager	2017
Zaki Sabir	Portfolio Manager	2017

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive these minimums in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to shareholders as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

The International Concentrated Growth Fund

Investment Objective

The International Concentrated Growth Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	[ ]%	[ ]%
Distribution and/or 12b-1 Fees	None	None
Other Expenses(b) (c)	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b) Class K and Institutional Class were unfunded as of the date of this Prospectus. Therefore Other Expenses have been estimated for these share Classes based on an estimated $50 million in assets for the Fund as a whole.

(c) Other expenses may vary among Classes due to share class specific expenses, including expenses paid for sub-accounting and sub-transfer agency services, which are borne by Institutional Class shares only, as described in more detail under "Fund Management—Investment Manager—Expenses" below.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$[ ]	$[ ]
3 Years	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Although difficult to predict, it is anticipated that under normal circumstances the portfolio turnover rate for the Fund will not exceed 50%.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a focused international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund may additionally invest up to 20% of its net assets in common stocks and other equities of companies located in North America. The Fund may hold equities either directly or indirectly, such as through depositary receipts. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs").

The portfolio managers principally select companies without regard to the MSCI ACWI (ex U.S.) benchmark. The intended outcome is a focused portfolio of between 20-35 quality growth companies with the potential to outperform the benchmark over the long-term. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund tends to hold securities for long periods (typically 3-5 years), and the resulting lower portfolio turnover rate may result in extended periods of underperformance under unfavorable market conditions.

The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order) are:

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in countries, regions, sectors, or companies that are closely correlated with one another, this could create more risk than if the Fund's investments were less correlated.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-Diversification Risk – Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, hinder the ability of the Fund to lend its portfolio securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

  Unconstrained Sector Risk – The Fund is not limited in its ability to invest in issuers in a variety of industries or sectors and may establish or terminate a focus in a particular sector or group of sectors. If the Fund focuses investments in one or more economic sectors, the Fund's returns will be more sensitive to market events within such sectors, and the Fund may be subject to greater liquidity risk and enhanced potential for extreme cash flows.

Performance

The Fund had not commenced operations as of December 31, 2016. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: http://USmutualfund.bailliegifford.com. Past performance (before and after taxes) is not an indication of future performance. A description of the Fund's comparative index is provided in the section of the Prospectus entitled "Additional Performance Information".

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year commenced Service with the Fund
James Anderson	Portfolio Manager	2017
Lawrence Burns	Portfolio Manager	2017
Paulina Sliwinska	Portfolio Manager	2017

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive these minimums in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to shareholders as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

The Positive Change Equity Fund

Investment Objective

The Positive Change Equity Fund seeks capital appreciation with an emphasis on investing in businesses that deliver positive change by contributing towards a more sustainable and inclusive world.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	[ ]%	[ ]%
Distribution and/or 12b-1 Fees	None	None
Other Expenses(b) (c)	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b) Class K and Institutional Class were unfunded as of the date of this prospectus. Therefore, Other Expenses have been estimated for these share Classes based on an estimated $50 million in assets for the Fund as a whole.

(c) Other expenses may vary among Classes due to share class specific expenses, including expenses paid for sub-accounting and sub-transfer agency services, which are borne by Institutional Class shares only, as described in more detail under "Fund Management—Investment Manager—Expenses" below.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$[ ]	$[ ]
3 Years	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Although difficult to predict, it is anticipated that under normal circumstances the portfolio turnover rate for the Fund will not exceed 50%.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in securities issued by companies located in countries contained in the MSCI ACWI Index, cash and cash equivalents.

The Fund may hold equity securities either directly or indirectly, such as through depositary receipts. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs").

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The intended outcome is a focused portfolio of between 25-50 quality growth companies with the potential to outperform the benchmark over the long-term and which the portfolio managers consider to have core ambitions of delivering a positive change in at least one of the following areas: social inclusion and education, healthcare, the environment, and addressing basic needs and aspirations of the world's poorest populations. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund tends to hold securities for long periods (typically 5-10 years), which is in line with the Fund's long-term investment outlook.

The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order) are:

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in countries, regions, sectors, or companies that are closely correlated with one another, this could create more risk than if the Fund's investments were less correlated.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  Impact Risk – Under certain circumstances the Fund's positive change objectives set for each company, as determined by the Manager, may not be achieved.  In some circumstances, companies could ultimately have a negative impact.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-Diversification Risk – Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, hinder the ability of the Fund to lend its portfolio securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

  Socially Responsible Investing Risk – The Fund's environmental, social and governance criteria may limit the available investments compared to funds with no such criteria. Under certain economic conditions, this could cause the Fund's investment performance to be worse than similar Funds with no such criteria.

  Unconstrained Sector Risk – The Fund is not limited in its ability to invest in issuers in a variety of industries or sectors and may establish or terminate a focus in a particular sector or group of sectors. If the Fund focuses investments in one or more economic sectors, the Fund's returns will be more sensitive to market events within such sectors, and the Fund may be subject to greater liquidity risk and enhanced potential for extreme cash flows.

Performance

The Fund had not commenced operations as of December 31, 2016. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: http://USmutualfund.bailliegifford.com. Past performance (before and after taxes) is not an indication of future performance. A description of the Fund's comparative index is provided in the section of the Prospectus entitled "Additional Performance Information".

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year commenced Service with the Fund
Julia Angeles	Portfolio Manager	2017
Tom Coutts	Portfolio Manager	2017
Kate Fox	Portfolio Manager	2017
Kirsty Gibson	Portfolio Manager	2017
Lee Qian	Portfolio Manager	2017
William Sutcliffe	Portfolio Manager	2017

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive these minimums in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to shareholders as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

Principal Investment Strategies

The Global Select Equity Fund

Investment Objective

The Global Select Equity Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets. The Fund may hold equity securities either directly or indirectly, such as through depositary receipts.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries contained in the MSCI ACWI Index, cash and cash equivalents.

In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. For purposes of establishing whether a 40% or 30% threshold applies when measuring the test described in the prior sentence, the Manager will determine, in its sole discretion, whether market conditions are favorable and in making such determination may consider any factors it deems relevant, including but not limited to: the relative prospects for growth among U.S. and non-U.S. companies; long- or short-term fluctuations, or expected fluctuations, in currency exchange rates; the relative monetary or fiscal health of the U.S. compared to other countries; the relative market stability, or expected stability, of the U.S. compared to other countries; and the relative weighting of the U.S. and non-U.S. countries on global equity market indices. The Fund may invest in issuers located in emerging markets. The Fund typically invests primarily in issuers with a market capitalization of approximately $1.5 billion or more.

The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund aims to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The intended outcome is a diversified portfolio of between 70-90 quality growth companies with the potential to outperform the benchmark over the long-term. The Fund tends to hold securities for long periods (typically 5 years), which is in line with the Fund's long-term investment outlook, and the resulting lower portfolio turnover rate may result in extended periods of underperformance under unfavorable market conditions.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well-managed businesses that enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. Portfolio construction decisions are then taken by a single, central team, which consists of the individual portfolio managers, including a member of the Manager's dedicated corporate governance team. The role of the latter is to ensure that stewardship issues are considered alongside other investment considerations.

In incorporating stewardship in its investment process, the portfolio management team generally performs an environmental, social and governance ("ESG") analysis on stocks considered for purchase by the Fund. This analysis is reviewed as part of the discussion of the broader investment case for each current and potential portfolio holding. The portfolio managers will also seek to identify a subset of Fund holdings where the Manager may have the ability to influence company management with respect to stewardship or ESG issues. The Manager may attempt to proactively engage management of these companies on the issues identified.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section on page [  ] identifies and describes the principal risks of investing in the Fund.

The International Concentrated Growth Fund

Investment Objective

The International Concentrated Growth Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a focused international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund may additionally invest up to 20% of its net assets in common stocks and other equities of companies located in North America. The Fund may hold equities either directly or indirectly, such as through depositary receipts. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers principally select companies without regard to the MSCI ACWI (ex U.S.) benchmark. The intended outcome is a focused portfolio of between 20-35 quality growth companies with the potential to outperform the benchmark over the long-term. However, depending on market conditions, the number of holdings may be fewer than 20 or greater than 35 if the portfolio managers determine that a smaller or larger number of holdings is in the best interst of the Fund. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund tends to hold securities for long periods (typically 3-5 years), and the resulting lower portfolio turnover rate may result in extended periods of underperformance under unfavorable market conditions.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above-average growth in earnings and cash flows, based on fundamental research. The Manager's fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the issuer. Portfolio construction decisions are then taken by the portfolio managers, acting as a single, central team.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section on page [  ] identifies and describes the principal risks of investing in the Fund.

The Positive Change Equity Fund

Investment Objective

The Positive Change Equity Fund seeks capital appreciation with an emphasis on investing in businesses that deliver positive change by contributing towards a more sustainable and inclusive world.

Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in securities issued by companies located in countries contained in the MSCI ACWI Index, cash and cash equivalents.

The Fund may hold equity securities either directly or indirectly, such as through depositary receipts. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The portfolio managers select companies without regard to the MSCI ACWI benchmark. The intended outcome is a focused portfolio of between 25-50 quality growth companies which the portfolio managers consider to have core ambitions of delivering a positive change and with the potential to outperform the benchmark over the long-term. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund tends to hold securities for long periods (typically 5-10 years), which is in line with the Fund's long-term investment outlook.

The portfolio managers consider the investment case and the potential for positive change in tandem. On the investment side of the process, the portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager's fundamental research process focuses on the growth potential of a company and its competitive advantages.

In seeking to invest in businesses that deliver positive social impact, the portfolio managers, working closely with the Manager's corporate governance team, focus on the ability of a company to deliver positive change in at least one of the following four areas:

  Social Inclusion and Education. Companies that (i) contribute to a more inclusive society through business practices, products or services, or (ii) are improving the quality or accessibility of education.

  Healthcare. Companies that are actively improving quality of life in developed and developing countries.

  Environment. Companies committed to improving resource efficiency and reducing the environmental impact of society's economic activities.

  Base of the Pyramid. Companies that are addressing the basic and aspirational needs of the world's poorest populations.

In order to assess positive change in these areas, the Manager will use a set of internal matrices and/or milestones for each issuer and, over the long term, judge the social impact against these matrices and/or milestones. With respect to each area, the Manager pursues an active, positive approach; investment decisions are generally not made on the basis of negative "screening" of companies viewed as socially irresponsible.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or in the issuer's potential for delivering positive change, or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section on page [  ] identifies and describes the principal risks of investing in the Fund.

Additional Investment Strategies

In addition to the principal investment strategies discussed above, the Funds may engage in the following non-principal investment strategies.

Active and Frequent Trading

The Funds generally will not engage in active and frequent trading of portfolio securities as part of their ordinary-course efforts to achieve their principal investment strategies. However, unusual market conditions may trigger an increase in trading and/or portfolio turnover for a Fund to the extent the relevant investment teams deem such actions necessary or appropriate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs affect the Fund's performance.

Capitalization Criteria and Investment Limitations

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

References to assets in the percentage limitations on the Funds' investments refer to total assets, unless otherwise indicated.

Unless otherwise stated, where a Fund is described as investing in a particular type of security or other instrument, the Fund may make such investments directly or indirectly. Indirect exposure may be achieved through a combination of multiple instruments or through a combination of one or more investment instruments and cash or cash equivalents. Indirect investments may include depositary receipts, derivatives (based on either notional or mark-to-market value depending on the instrument and circumstances), placement warrants or other structured products.

Cash Balances

Although each Fund aims to remain fully invested in equities, each Fund may hold uninvested cash balances at the Fund's custodian or invest in cash equivalent securities, such as money market funds, in order to facilitate daily portfolio operations.

CPO Exemption

The Manager, with respect to each Fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder with respect to the Funds. As a result, the Manager, as adviser to the Funds, is not currently subject to registration or regulation as a CPO with respect to the Funds. However, if in the future a Fund no longer meets the marketing or de minimis trading qualifications for this exemption, the Manager, with respect to such Fund, would withdraw its notice claiming exclusion from the definition of a CPO, and the Manager, as adviser to such Fund, would be subject to registration and regulation as a CPO with respect to such Fund.

Currency Hedging

The Funds may use various investment products to hedge the risks to the Funds from exposure to local currency movements. These products include currency forward contracts and options thereon, and options and "spot" transactions directly in foreign currencies.

New financial products and risk management techniques continue to be developed and the Funds may use these new investments and techniques to the extent they are consistent with the Funds' investment objectives and strategies.

Illiquid Securities

Each Fund may invest up to 15% of its assets in securities which the Fund may not readily dispose of within seven calendar days at approximately the value used by the Fund for purposes of calculating its net asset value ("Illiquid Securities").

Illiquid Securities may include those securities whose disposition is restricted by securities laws, such as Rule 144A or private placement securities.

Industry Classification of Issuers

The Manager shall make reasonable determinations as to the appropriate issuer industry classification, or sector classification of security issuers.  As part of this determination, the Manager may take into account internal analysis or third party information such as categories, data or methodologies from Global Industry Classification Standard (GICS) codes, Standard Industry Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, the FTSE/Dow Jones Industry Classification Benchmark (ICV system) or any other reasonable industry classification system (including systems developed by the Manager). The Manager may use information differently for different industries, sectors or Funds.  The Manager's determinations may differ from the determinations of other investment professionals, or other third parties.

Investment Companies

Each Fund may invest in other investment companies, including exchange-traded funds ("ETFs"). Each Fund may invest up to 10% of its total assets through investment companies or other collective investment vehicles, designed to permit investments in a portfolio of securities listed in a particular developing country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. As a shareholder of these kinds of investment vehicles, a Fund may indirectly bear fees which are in addition to the fees the Fund pays its own service providers. To the extent permitted by law, the Funds may invest in collective investment vehicles that are sponsored by, and advised by, the Manager or an affiliate of the Manager (an "Affiliated Vehicle"). Any fee payable to the Manager or an affiliate thereof by any Affiliated Vehicle in respect of an investment by a Fund in such Affiliated Vehicle shall be reimbursed to the Fund by the Manager. Therefore, a Fund will only bear that portion of Affiliated Vehicle expenses payable to persons or entities other than the Manager or its affiliates, and will not be responsible for fees collected by the Manager at both the Fund level and the Affiliated Vehicle level.

Location of Issuers

A number of the Funds' policies are determined by reference to whether an issuer is "located in" a particular country or group of countries, whether its "principal activities" are in certain regions, or whether the issuer is located outside the U.S. more generally.

In determining where an issuer is located for these purposes, or where an issuer's principal activities are, the Manager will consider a number of factors, including but not limited to:

  the markets in which the issuer's securities are principally traded;

  where the issuer's headquarters, principal offices or operations are located;

  where the issuer is organized;

  the percentage of the issuer's revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country;

  the Manager's own internal analysis; and

  third party information.

No single factor will necessarily be determinative nor must all be present for the Manager to determine where an issuer is located. The Manager may weight these factors differently with respect to different geographic policies, different countries or different Funds.

By way of example, the Manager may consider a company that is organized in the U.S., with its principal place of business in the U.S. and whose securities are traded principally on a U.S. exchange to be located outside the U.S., or to have its principal activities outside the U.S., if, for instance, more than 50% of the company's revenues are derived from activity outside the U.S. This may be true even if the Manager does not determine that the company is located in a specific non-U.S. country.

The categorization for compliance testing purposes may differ from how different portfolio managers, investment professionals, or third parties assign the location of individual issuers.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Statement of Additional Information (the "SAI").

Further Information

Further information about the Funds' investment strategies and investment instruments is available in the SAI.

Principal Investment Risks

The value of your shares in a Fund will change with the value of the Fund's investments. Many factors can affect that value. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks."

The principal risks of each Fund are summarized in the "Fund Summaries," identified in the chart below, and described in more detail in this section. Each Fund may be subject to additional risks other than those identified below, because the types of investments made by each Fund can change over time. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Risk	The Global Select Equity Fund	The International Concentrated Growth Fund	The Positive Change Equity Fund
Currency and Currency Hedging Risk	•	•	•
Emerging Markets Risk	•	•	•
Equity Securities Risk	•	•	•
Focused Investment Risk	•	•	•
Growth Stock Risk	•	•	•
Information Technology Risk	•	•	•
Impact Risk			•
IPO Risk	•	•	•
Large-Capitalization Securities Risk	•	•	•
Liquidity Risk	•	•	•
Market Disruption and Geopolitical Risk	•	•	•
Market Risk	•	•	•
Non-Diversification Risk		•	•
Non-U.S. Investment Risk	•	•	•
Service Provider Risk	•	•	•
Settlement Risk	•	•	•
Small- and Medium-Capitalization Securities Risk	•	•	•
Socially Responsible Investing Risk	•		•
Unconstrained Sector Risk	•	•	•

Securities and techniques appearing in bold italics below are described in greater detail in the SAI, under "Investment Glossary."

Currency and Currency Hedging Risk

If a Fund trades in securities quoted or denominated in currencies other than the U.S. dollar, or receives income in or takes a position in a non-U.S. currency, and that currency declines in value relative to the U.S. dollar, the return to the Fund will be reduced. The Funds may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies.

Fluctuations in currency exchange rates and currency devaluations, if any, will also affect the U.S. dollar value of the Funds' portfolio securities as well as the net asset value of the Funds' shares. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss from fluctuations in the value of the foreign currency concerned.

The values of non-U.S. currencies may fluctuate relative to the U.S. dollar in response to, among other factors, changes in supply and demand in the currency exchange markets, trade balances, actual or perceived interest rate changes, long-term opportunities for investment and capital appreciation, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. For further information, please see "Market Disruption and Geopolitical Risk" below.

If a Fund trades in securities quoted or denominated in currencies other than the U.S. dollar, or receives income in or takes a position in a non-U.S. currency, and that currency becomes illiquid, the Fund may not be able to convert that non-U.S. currency into U.S. dollars. As a result, the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. This will add to the cost of trading. For further information, please see "Liquidity Risk" below.

Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

There can be no assurance that a Fund's currency hedging transactions will be effective. The Funds will bear the costs associated with any such hedging transaction, regardless of any gain or loss experienced on the hedging transaction.

A Fund may realize a loss if it uses hedging to gain exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the currency being hedged against. Similarly, a Fund may realize a loss if the Fund uses hedging to gain exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. In both cases, the Fund may realize a loss both on the hedging instrument and on the non-U.S. currency being hedged. In the same way, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

The effectiveness of a Fund's currency hedging strategy will generally be affected by the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility may reduce the effectiveness of a Fund's currency hedging strategy and may impact the costs associated with hedging transactions. The effectiveness of a Fund's currency hedging strategy and the costs associated with hedging transactions may also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may further impact the effectiveness of a Fund's currency hedging strategy. The effectiveness of the hedging strategy will also be subject to the risk the currency that the Fund wishes to protect with a hedging transaction doesn't correlate perfectly with the investment being hedged.

Changes in currency exchange rates may affect Fund returns even when the hedge works as intended. While a Fund may hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented.

The Funds' ability to use hedging products may also be limited by market conditions, product availability, regulatory limits and tax considerations. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that such Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.

Emerging Markets Risk

Investments in emerging markets are generally subject to a greater risk of loss than investments in developed markets.

Emerging market economies may experience greater volatility, lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability than more established markets. Emerging markets economies may also have less developed accounting, legal and regulatory systems, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more significant governmental limitations on investment policy when compared with typical developed markets. Settlement and asset custody practices for transactions in emerging markets may differ from those in developed markets. Such differences may include delays in settlement and certain settlement practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses. Similarly, the reliability of trading and settlement systems in some emerging markets may not be equal to that available in more developed markets, which may result in problems realizing investments. See "Non-U.S. Investment Risk" below.

In addition, issuers (including governments) in emerging market countries may have less financial stability than in other countries. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. They may also be reliant on a few industries, international trade or revenue from particular commodities.

Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet such Fund's obligations. For example, restrictive investment quotas controls and other dealing limitations may apply.

For these and other reasons, investments in emerging markets are often considered speculative. To the extent any Fund invests in emerging markets, it will be subject to all of the general risks described in this Prospectus as well as special risks (some of which are described in the SAI) that may affect the region where such Fund invests.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. The Funds may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts as described under "Depositary Receipts" below.

Equity securities may experience significant price volatility, and the market prices of equity securities can decline in a rapid or unpredictable manner.

The value of a company's equity securities may fall as a result of factors directly relating to that company, such as decisions or actions taken by its management or employees, which could include fraud or a criminal act, or lower demand for the company's products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.

The value of a company's equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company's equity securities rank junior in priority to the interests of bond holders and other creditors, a company's equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. The market prices of equity securities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equity securities trading at lower multiples.

The Funds may invest in the equity securities of issuers with smaller to medium-sized market capitalizations. See "Small- and Medium-Capitalization Securities Risk" below.

Depositary Receipts

The Funds may invest in depository receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers, including political, regulatory, and economic risks. Investments in depositary receipts may similarly be less liquid and more volatile than the underlying securities in their primary trading market.

The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Investing in these instruments exposes a Fund to credit and counterparty risk with respect to the issuer of the ADR, EDR or GDR, in addition to the risks of the underlying investment. There may be less publicly available information regarding the issuer of the securities underlying a depositary receipt than if those securities were traded directly in U.S. securities markets. Depositary receipts may or may not be sponsored by the issuers of the underlying securities, and information regarding issuers of securities underlying unsponsored depositary receipts may be more limited than for sponsored depositary receipts. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may also have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, synthetic convertible securities and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk.

Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible. Convertible securities may also be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings.

Preferred Securities

Preferred stocks (or "preferred securities") represent equity interests in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred securities may pay fixed or adjustable rates of return and are subject to issuer-specific risks.

Dividends for preferred securities are typically paid after payments to debt and bond holders. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer's board of directors. An issuer's board of directors is generally under no obligation to pay dividends. A preferred security may therefore lose substantial value if the board of directors of the issuer decides not to pay dividends. Further, because many preferred securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates. If a Fund owns a preferred stock that is deferring its distribution, it may also be required to report income for tax purposes despite the fact that it is not receiving current income on this position.

Preferred security holders commonly have no or limited voting rights with respect to the issuing company, which will limit the ability of the Fund to influence the issuer.

Many preferred securities allow holders to convert the preferred securities into common stock of the issuer. Consequently, their market price can be sensitive to changes in the value of the issuer's common stock. Declining common stock values may also cause the value of the Fund's investments to decline.

Preferred securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a preferred security having a higher than average yield may cause a decrease in the Fund's yield.

Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Initial Public Offerings

Each Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to such Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Focused Investment Risk

The Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another, are subject to greater overall risk than Funds whose investments are more diversified.

A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers. In such cases, a decline in the market price of a particular security held by the Fund is likely to affect the Fund's performance more than if the Fund invested in the securities of a larger number of issuers.

To the extent that a Fund focuses its investments in securities denominated in a particular foreign currency or in investments tied economically to (or related to) a narrowly defined geographic area, it will be subject to increased risks, when compared with more diversified funds. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region. Similarly, a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country may be sensitive to the same events, such as weather or natural disasters, or events affecting other companies in that region or country because of common characteristics, risk exposures and regulatory burdens. Issuers in the same area may also react similarly to specific economic, market, political or other developments. See also "Non-U.S. Investment Risk," below.

A Fund that focuses its investments in a certain type of issuer will be particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or "sectors"). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Furthermore, certain issuers, industries and regions may be adversely affected by the impacts of climate change on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

See also "Unconstrained Sector Risk", below.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and can decline rapidly and significantly in reaction to negative news about various factors, such as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time. Growth stocks may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, at times when it holds substantial investments in growth stocks, the Fund may underperform other investment funds that invest more broadly or that favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.

Impact Risk

The Fund may not achieve its investment objective of supporting companies that deliver positive change and could invest in companies that ultimately have a negative social and environmental impact. A company's ability to affect positive change or the Manager's assessment of a company's positive social and environmental impact may change over time, which could cause the Fund to temporarily hold securities that are not consistent with the Fund's responsible investment principles. In evaluating a company, the Manager is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Manager to incorrectly assess a company's social or environmental performance. Successful implementation of the Fund's responsible investment strategy will depend on the Manager's skill in properly identifying and analyzing material social, environmental and governance factors, and these factors may be evaluated differently by different managers, and may mean different things to different people.

Information Technology Risk

The Funds, their service providers, and other market participants increasingly depend on complex information technology and communications systems. These systems are subject to a number of different threats or risks that could adversely affect the Funds and their shareholders, despite the efforts of the Funds and their service providers to adopt technologies, processes, and practices intended to mitigate these risks.

Unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Funds, the Funds' service providers, counterparties, or other market participants or data within those systems (each, a "cyber-attack"). Successful cyber-attacks against, or security breakdowns of, a Fund, the Manager, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Funds or their shareholders. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data.

Cyber-attacks, and other technical issues may interfere with the processing of shareholder or other transactions, affect a Fund's ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. They may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete.

Market events may also occur at a pace that overloads current information technology and communication systems and processes of the Funds, the Funds' service providers, or other market participants, affecting their ability to conduct the Funds' operations.

Similar types of information technology risks are present for issuers of securities or other instruments in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds' investments to lose value.

The Funds and their service providers have established business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures. However, there are inherent limitations in such plans and processes, including that they do not apply to third parties, the possibility that risks may not have been identified or new risks may emerge in the future. The Funds also cannot directly control any information security plans and systems put in place by their service providers, Funds counterparties, issuers in which the Funds invest, or securities markets and exchanges.

Large-Capitalization Securities Risk

Securities issued by large-capitalization companies may present risks not present in smaller companies. For example, larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by smaller companies, especially during strong economic periods. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk

Liquidity risk is the risk that a Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market.

The Funds are all subject to the risk that low trading volume, lack of a market maker, large positions in securities of particular issuers, or legal restrictions (including daily price fluctuation limits or 'circuit breakers') could make any investment illiquid. The market for certain investments may also become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. For example, securities issued by the U.S. Treasury have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008.

An inability to sell a portfolio position can adversely affect a Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. In addition, it may be difficult for a Fund to value illiquid securities accurately. Securities of issuers in emerging markets may be particularly susceptible to this risk. See "Emerging Markets Risk" above.

Illiquid securities may also trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquid securities are more susceptible than other securities to price declines when market prices decline generally.

Furthermore, disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. For example, a Fund may hold restricted securities and there can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

If a Fund holds illiquid securities it may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions, in order to meet redemption requests. A Fund may also seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of a Fund. In some cases, due to unanticipated levels of illiquidity a Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk.

Market Risk

Market risk is the risk of unfavorable market-induced changes in the value of securities owned by a Fund.

Market prices of investments held by the Funds are volatile and will go up or down, sometimes rapidly or unpredictably. The prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest or currency rates, changes in actual or perceived creditworthiness of issuers, adverse investor sentiment generally, market liquidity, real or perceived adverse market conditions and the risks inherent in investment in securities markets.

The total return of a Fund may consequently fluctuate within a wide range, so you could lose money over short or even long periods. Even if economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which a Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Funds from implementing their investment strategies and achieving their investment objectives, and increase the Funds' exposure to the other risks detailed in this Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk.

Natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, can be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds' investments.

Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by the Funds.

Market disruptions, including sudden government interventions (e.g., currency controls), can also prevent the Funds from implementing their investment strategies efficiently and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds' derivatives counterparties to discontinue offering derivatives on some underlying securities, reference rates, or indices, or to offer them on a more limited basis.

While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds' investments. Similarly, political events within the U.S. can result in the shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

Uncertainties regarding the viability of the European Union have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world's securities markets would likely be significantly disrupted and the Manager's business may be adversely affected. In June 2016, the United Kingdom held a referendum in which voters approved an exit from the European Union, commonly referred to as "Brexit." In March 2017, Prime Minister Theresa May provided formal notification of the United Kingdom's intention to withdraw from the European Union pursuant to Article 50 of the Treaty of Lisbon to the European Council. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom's exit from the European Union. There is a significant degree of uncertainty about how negotiations relating to the United Kingdom's withdrawal from the European Union will be conducted, as well as the potential consequences and precise timeframe for Brexit. The decision may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European Union economies, as well as the broader global economy for some time. It is also possible that the United Kingdom could initiate another referendum on the issue of Brexit, or that various countries within the United Kingdom, such as Scotland, could seek to separate from the United Kingdom and remain a part of the European Union.

Market Capitalization Risk

Stocks generally fall into three broad market capitalization categories – large, medium, and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors, or that market, economic, or other factors may have a significant adverse effect on companies in that category. By focusing its investments in companies within a particular range of market capitalizations, the Fund may perform less well than many other investment vehicles during times when companies within that range are out of favor with investors or generally underperform as compared to other types of investments.

Non-Diversification Risk

Certain Funds are classified as "non-diversified" funds. A non-diversified Fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of such Fund's shares may be more volatile than the values of shares of more diversified funds. See also "Focused Investment Risk."

Non-U.S. Investment Risk

Investing in non-U.S. securities (i.e., those which are not primarily traded on a United States securities exchange) involves additional and more varied risks than those typically resulting from investing in U.S. markets. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by companies with significant exposure to non-U.S. countries.

The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries.

The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. For example, the securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, and diplomatic developments that could adversely affect the values of the Fund's investments in certain non-U.S. countries. There may be a greater risk of political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters, causing the Fund's investments in that country to experience gains or losses. The securities of some non-U.S. entities could also become subject to sanctions or embargoes that adversely affect the Fund's investment.

Issuers of non-U.S. securities are subject to different, and often less comprehensive, accounting, reporting, custody, auditing and disclosure requirements than domestic issuers. There may be less information publicly available about a non-U.S. entity than about a U.S. entity. Moreover, in certain non-U.S. countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. It may be difficult to obtain and enforce judgments against non-U.S. entities. In addition, some jurisdictions may limit a Fund's ability to profit from short-term trading (as defined in the relevant jurisdiction).

Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the U.S. In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets. Prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) could similarly expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers.

Non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar. Consequently, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. See "Currency and Currency Hedging Risk" above.

Non U.S. countries may also have additional requirements with respect to the ownership of securities. For example, many non-U.S. countries have additional reporting requirements that may be subject to interpretation or change without prior notice to investors. While the Funds make reasonable efforts to stay informed of foreign reporting requirements relating to the Funds' foreign portfolio securities, no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times. There are also special tax considerations which apply to securities of non-U.S. issuers and securities principally traded overseas. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. See "Taxes" below, and the SAI for further details.

Additionally, U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund's ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market, the Fund may be required to purchase ADRs, GDRs, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a foreign license by one of the Manager's clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund's investment opportunities. In addition, the activities of another of the Manager's clients could cause the suspension or revocation of a license and thereby limit the Funds' investment opportunities.

Service Provider Risk

Each Fund is subject to the risk that the Manager will apply techniques and analyses to the Funds' investment practices that are not as successful as the techniques and analyses used by other investment advisers. There is no guarantee that the Manager will be able to enhance the returns of the Funds or preserve the Funds' assets. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and may cause the Funds to incur losses.

There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager's ability to achieve the Funds' investment objectives. In June 2016, the United Kingdom held a referendum in which voters approved an exit from the European Union and, in March 2017, Prime Minister Theresa May provided formal notification to the European Council of the United Kingdom's intention to withdraw from the European Union. This decision is commonly referred to as "Brexit." A change in laws or regulations due to political or economic events, such as Brexit, may impact the Manager's ability to retain its portfolio managers and other key personnel. For additional information on Brexit see "Market Disruption and Geopolitical Risk" above.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Loss may be caused by inadequate procedures and controls, human error, system failures, negligence, misfeasance or fraud by a service provider or insolvency of a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security.

Settlement Risk

Markets in different countries have different clearance and settlement procedures. Certain markets may from time to time be unable to keep pace with the volume of transactions.

Delays in settlement may increase credit risk to the Funds, limit the ability of the Funds to reinvest the proceeds of a sale of securities, or hinder the ability of the Funds to lend their portfolio securities. Delays in settlement may also subject the Funds to penalties for their failure to deliver to on-purchasers of securities whose delivery to the Fund was delayed.

Delays in the settlement of securities purchased by a Fund may also limit the ability of such Fund to sell those securities at times and prices it considers desirable, and may subject such Fund to losses and costs due to its own inability to settle with subsequent purchasers of the securities from it. A Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities it has sold, in order to meet its obligations to others.

Limits on the ability of the Funds to purchase or sell securities due to settlement delays could increase any variance between the Funds' performance and that of their benchmark indices.

Small- and Medium-Capitalization Securities Risk

Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

The securities of small- and medium-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. Similarly, the securities of smaller and medium sized companies may trade less frequently and in smaller volumes than securities of larger companies. The prices of these securities may consequently fluctuate more sharply than those of other securities, and the Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Moreover, there may be less publicly available information about the issuers of these securities or less market interest in these securities than in the case of larger companies, both of which can cause significant price volatility.

Some securities of smaller and mid-sized issuers may also be illiquid or may be restricted as to resale. A Fund may therefore be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations.

Socially Responsible Investing Risk

A Fund's socially responsible investment criteria may limit the number of investment opportunities available to the Fund, and as a result, such Fund's returns may at times be lower than funds that are not subject to such special investment considerations. A Fund's socially responsible investment criteria may also affect the Fund's exposure to certain sectors or types of investments, which may impact the Fund's relative investment performance depending on whether such sectors or investments are in or out of favor with the market. The Fund's portfolio managers are dependent on available information to assist in the social evaluation process, and, because there are few generally accepted standards to use in evaluation, the process employed for a Fund may differ from processes employed for other funds.

Unconstrained Sector Risk

The Funds are not limited in their ability to invest in issuers in a variety of industries or "sectors." Each Fund may establish or terminate a focus in a particular sector or group of sectors and may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. When a Fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on a Fund than if it had not focused its assets in that industry, market, or economic sector, which may increase the volatility of a Fund. Any such investment focus may also limit the liquidity of a Fund. In addition, investors may buy or sell substantial amounts of a Fund's shares in response to factors affecting or expected to affect an industry, market, or economic sector in which a Fund focuses its investments, resulting in extreme inflows or outflows of cash into and out of such Fund. Such extreme cash inflows or outflows might affect management of the Fund adversely. The Funds may establish or terminate a focus in an industry or sector at any time in the Manager's discretion and without notice to investors.

The SAI includes more information about the Funds, their investments and the related risks.

Fund Management

Investment Manager

Each Fund is advised and managed by the Manager, Baillie Gifford Overseas Limited, of Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, Scotland. The Manager is a wholly owned subsidiary of Baillie Gifford & Co., which is controlled by its full-time working partners. The Manager, Baillie Gifford & Co. and their affiliates are referred to as "Baillie Gifford".

Experience

The Manager is a registered investment adviser which, together with its affiliates, advises other mutual funds, ERISA Group Trusts and other private accounts. The Manager was organized in 1983, and had approximate assets under management of $111 billion as of December 31, 2016.

Investment Services

The Manager selects and reviews each Fund's investments and provides executive and other personnel for the management of the Trust, pursuant to the Amended and Restated Investment Advisory Agreement between the Manager and the Trust on behalf of each Fund, as further amended from time to time (the "Advisory Agreement").

A discussion regarding the basis of the Board's approval of the Advisory Agreement of each Fund will be available in the first shareholder report after each Fund commences operations.

Under the Advisory Agreement, each Fund pays the Manager an advisory fee quarterly, in arrears. The fee is calculated and accrued daily as a percentage of the average daily net assets of each Fund and is paid quarterly.  The fee paid by each Fund under the Advisory Agreement is subject to the breakpoints reflected in the table below.

Fund	Average Daily Net Assets of the Fund (millions)	Annual Rate at Each Asset Level
The Global Select Equity Fund	$[ ] $[ ] $[ ]	[ ]% [ ]% [ ]%
The International Concentrated Growth Fund	$[ ] $[ ] $[ ]	[ ]% [ ]% [ ]%
The Positive Change Equity Fund	$[ ] $[ ] $[ ]	[ ]% [ ]% [ ]%

Upon termination of the Advisory Agreement at other than quarter end, the advisory fee for the partial quarter shall be determined by reference to the termination date and shall be prorated accordingly.

Administration and Supervisory Services

The Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of each Fund (the "Administration and Supervisory Agreement"). The Administration and Supervisory Agreement also relates to the Class K and Institutional Class shares of other series of the Trust.

Under the Administration and Supervisory Agreement, each Fund pays to the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of [  ]% of such Fund's average net assets. These classes had not commenced operations as of the end of the most recently completed fiscal year. As a result, the Funds did not pay Administration and Supervisory Fees for the most recently completed fiscal year.

The Trust has adopted an Administration, Supervisory and Sub-Accounting Services Plan pursuant to Rule 12b-1 of the 1940 Act with respect to Class K and Institutional Class shares of each Fund (the "Plan"). However, no distribution payments under Rule 12b-1 have been authorized by the Board as of the date of this Prospectus, and no distribution fees under Rule 12b-1 are currently payable under the Plan. If the Board authorizes distribution payments pursuant to Rule 12b-1 in the future for any Class of shares, the Manager or another service provider might collect distribution fees under Rule 12b-1, but only after appropriate authorization by the Board and after this Prospectus has been updated to reflect such additional fees.

Should distribution payments under Rule 12b-1 be collected, these fees would be paid out of the applicable Fund's assets on an on-going basis, and over time these fees could increase the cost of your investment and may cost you more than paying other types of sales charges.

Expenses

The organizational and operational expenses of the Funds are borne by the relevant Fund, including but not limited to brokerage commissions, transfer taxes and extraordinary expenses in connection with its portfolio transactions, all applicable taxes, trustee compensation, interest charges, charges of custodians, auditing and legal expenses.

Certain expenses, not including advisory and custodial fees or other expenses related to the management of a Fund's assets, may be allocated to a specific Class of shares if those expenses are actually incurred in a different amount with respect to a Class, or if services are provided with respect to a Class that are of a different kind or to a different degree than with respect to the other Class. As discussed below under "Payments to Financial Intermediaries," Institutional Class shares bear expenses in connection with compensating financial intermediaries for sub-transfer agency and other services. Class K shares do not bear such expenses.

Investment Teams

Investment decisions made by the Manager for the Funds are made by teams of portfolio managers organized for that purpose.

The Global Select Equity Fund Team

[The Fund's management team meets [regularly] to review the portfolio as a whole and to discuss individual stock selection. The team meets [weekly] to review relevant developments related to holdings within the Fund.  The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio.] The team takes collective responsibility for portfolio construction.

The Global Select Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which includes:

Education	Investment Experience
Matthew Brett BA (Hons) in Natural Sciences (Psychology) (2003) University of Cambridge PhD in Psychology Bristol University CFA Chartholder

Joined Baillie Gifford in 2003 and is an Investment Manager in the Japanese Equity Team and for the Global Select strategy. Mr. Brett is also a co-manager of the Japanese All Cap fund and co-manager of the Japan Income Growth fund.

Mr. Brett has been a member of the team since the Fund's inception in 2017.

Mike Gush MEng (2003) Durham University CFA Charterholder	Joined Baillie Gifford in 2003 as a member of the UK and Japanese Equities Investment Teams. Mr. Gush has been a member of the team since the Fund's inception in 2017.
Iain McCombie MA in Accounting Aberdeen University CFA Charterholder

Joined Baillie Gifford in 1994 and spent five years as an Investment Manager in the US Equity Team before joining the UK Equity Team in 1999. Mr. McCombie is the lead manager of the UK Core strategy and is a member of the Pan-European and Global Select Team. Mr. McCombie became a partner of the firm in 2005 and Chief of Investment Staff in 2013.

Mr. McCombie has been a member of the team since the Fund's inception in 2017.

Stephen Paice BSc in Financial Mathematics (2005) Glasgow Caledonian University

Joined Baillie Gifford in 2005 and worked as an Investment Manager in the US, UK Smaller Companies and Japanese equity teams before joining the European Equity Team. Mr. Paice is a member of the Global Select Team.

Mr. Paice has been a member of the team since the Fund's inception in 2017.

Gary Robinson MBiochem (2003) University of Oxford CFA Charterholder

Joined Baillie Gifford in 2003. While at Baillie Gifford, Mr. Robinson has worked in the Japanese, UK and European Equity teams.

Mr. Robinson has been a member of the team since the Fund's inception in 2017.

Zaki Sabir BA in Business Accounting and Finance (2006) Newcastle University	Zaki joined Baillie Gifford in 2007 and is an Investment Manager in the Global Discovery Team and Global Select Team. Zaki has been a member of the team since the Fund's inception in 2017.

The International Concentrated Growth Fund Team

[The Fund's management team meets [regularly] to review the portfolio as a whole and to discuss individual stock selection. The team meets [weekly] to review relevant developments related to holdings within the Fund.  The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio.] The team takes collective responsibility for portfolio construction.

The International Concentrated Growth Fund is jointly and primarily managed by a team of experienced portfolio managers, which includes:

Education	Investment Experience
James Anderson BA in Modern History (1980) MA in International Affairs (1982) Oxford University

Joined Baillie Gifford in 1983 and became a Partner of Baillie Gifford & Co. in 1987. Mr. Anderson headed our European Equity Team until July 2003 when he became Head of our Long Term Global Growth Team.

Mr. Anderson has been a member of this team since the Fund's inception in 2017.

Lawrence Burns BA in Geography (2009) University of Cambridge	Joined Baillie Gifford in 2009 and has spent time working in both the Emerging Markets and UK Equity departments. Mr. Burns has been a member of the team since the Fund's inception in 2017.
Paulina Sliwinska MA (Hons) in Arabic and Politics (2013) University of Edinburgh

Joined Baillie Gifford in 2013. Ms. Sliwinska has worked with regional and global equity teams and is an analyst for Long Term Global Growth strategy and co-manager of International Concentrated Growth. Ms. Sliwinska is proficient or fluent in Arabic, French, and Polish.

Ms. Sliwinska has been a member of the team since the Fund's inception in 2017.

The Positive Change Equity Fund Team

The Fund's management team meets formally twice a month to review the portfolio as a whole and to discuss individual stock selection. The team meets weekly to review relevant developments related to holdings within the Fund. The team also holds ad hoc meetings as required to discuss unusual or material developments in the portfolio. The team takes collective responsibility for portfolio construction.

The Positive Change Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience
Julia Angeles PhD in Economics University of Aarhus

Joined Baillie Gifford in 2008 and is an Investment Manager in the EAFE Alpha Team. Before joining Baillie Gifford, Ms. Angeles worked as a Management Consultant at McKinsey & Company advising firms in Denmark, Russia and Hungary. Ms. Angeles also speaks fluent Russian, Danish, French, Belarusian and Ukrainian.

Ms. Angelas has been part of different global and regional teams within Baillie Gifford and in addition to her role as Investment Manager in the Positive Change Investment Team, she is also currently an Investment Manager in the EAFE Alpha Team.

Ms. Angeles has been a member of the team since the Fund's inception in 2017.

Tom Coutts BA in Modern Languages (1994) Oxford University

Joined Baillie Gifford in 1999 and became Head of the European Equities Investment Team in May 2011. Mr. Coutts became a Partner of Baillie Gifford & Co. in April 2014.

Mr. Coutts previously spent a number of years in the UK Equities Investment Team.

Mr. Coutts has been a member of the team since the Fund's inception in 2017.

Kate Fox MA in Economics (2001) University of Edinburgh

Joined Baillie Gifford's graduate training scheme in September 2002 and is now an Investment Manager in the European Equity Team.

Ms. Fox is also a member of the Positive Change Fund Portfolio Team.

Ms. Fox has been a member of the team since the Fund's inception in 2017.

Kirsty Gibson MA Hons in Economics (2011) Edinburgh University MSC Carbon Management

Joined Baillie Gifford in 2012. Ms. Gibson is an Investment Manager in the U.S. Equities Team. Ms. Gibson graduated MA (Hons) in Economics from the University of Edinburgh in 2011 and MSC in Carbon Management also from the University of Edinburgh in 2012, before joining Baillie Gifford in the same year. Ms. Gibson began her career on the U.S. Equities Team, before moving on to spend several years in small and large cap global equities departments, before returning to the U.S. Equities Team. In addition to her role in the U.S. Equities Team, Ms. Gibson is also a decision maker on our Positive Change strategy.

Ms. Gibson has been a member of the team since the Fund's inception in 2017.

Lee Qian BA (Hons) in Economics and Management (2012) Oxford University CFA Charterholder	Joined Baillie Gifford in 2012. Mr. Qian is an Investment Manager in the EAFE Alpha Team and the Positive Change Team. Mr. Qian has been a member of the team since the Fund's inception in 2017.
William Sutcliffe MA in History (1996) University of Glasgow

Joined Baillie Gifford in 1999 and became a Partner of Baillie Gifford & Co. in 2010. Prior to joining the team, Mr. Sutcliffe worked as an analyst in the UK and North American Equities Investment Teams.

Mr. Sutcliffe has been a member of the team since the Fund's inception in 2017.

Compensation

The SAI provides information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

Shares

Share Classes

With respect to the Funds, the Trust is authorized to issue Class K and Institutional Class shares.

How Shares are Priced

Each share Class has its own share price. The purchase price of each Class of a Fund's shares is based on that Class's net asset value. The share price is computed for each share Class as follows:

  the total market value of all assets and fund-level liabilities of each Fund is calculated, then divided by the total amount of shares held in that Fund (the "Fund Asset Value"); then the market value of the assets for each Class is calculated, on the basis of the Fund Asset Value (the "Class Asset Value"); then the market value of the class-specific liabilities attributable to each share Class is calculated (the "Class Liabilities"); then the share price for each Class is calculated by deducting the Class Liabilities from the Class Asset Value.

When shares are priced

The net asset value for each Class will be determined as of a particular time of day (the "Pricing Time") on any day on which the New York Stock Exchange ("NYSE") is open for unrestricted trading. The Pricing Time is normally at the scheduled close of unrestricted trading on the NYSE (generally 4:00 p.m. Eastern Time). In unusual circumstances, the Funds may determine that the Pricing Time shall be at an earlier, unscheduled close or halt of trading on the NYSE. The price at which purchase and redemption orders are effected is based on the next calculation of the net asset value after the order is received in good order.

The net asset value for each Class may be affected by changes in the value of currencies in relation to the U.S. dollar. This is because investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using currency exchange rates obtained from pricing services at the Pricing Time on each day that the NYSE is open for unrestricted trading. If you are buying or selling shares, the share price you receive will be the share price determined after the subscription or redemption request is received by the applicable Fund (or your financial intermediary) in good order.

The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares.

How assets are valued

In accordance with the Trust's Pricing and Valuation Procedures, each Fund's investments are valued at their fair market value as follows:

  If reliable market quotations are readily available, the investments will generally be valued at the last quoted sale price on each business day or, if not traded on that business day, at the most recent quoted bid price.

  If reliable current market quotations are not readily available or quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or for any other reason, the fair value of the investments will be assessed in accordance with the pricing and valuation procedures of the Trust, as more fully described in the SAI. Such market changes may:

    relate to a single issuer or events relating to multiple issuers;

    be considered to include changes in the value of U.S. securities or securities indices; or

    occur after the close of the relevant market and before the time at which the applicable net asset value is determined.

Please see the section entitled "Pricing and Valuation Procedures" in the SAI for further information.

How to Buy Shares

Process

You may purchase Institutional Class or Class K shares of any Fund by taking the following two steps:

  Request a Subscription.

  If you purchase shares through a financial intermediary, you may make a subscription for shares by making a request to your intermediary. Your intermediary may charge you a transaction fee or other fee in return for its services.

  For Class K, you may also mail or email a subscription request to the Transfer Agent in a format prescribed by the Manager, which includes:

    the exact name in which shares are to be registered;

    the dollar amount of shares to be purchased;

    a signature by all owners of the shares, in accordance with the form of registration; and

    the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust.

    the trade date.

  Please note, if this is your first purchase through a bank, broker or financial intermediary:

    your financial intermediary may have different or additional requirements for opening an account and/or processing share purchases, or may be closed at times when the Fund is open;

    your financial intermediary may need to determine which, if any, shares are available through that firm and to learn which other rules apply;

    to open certain types of accounts, such as IRAs, you may be required to submit an account-specific application. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need; and

    individual participants in a participant-directed retirement plan (such as a 401(k) plan) must submit their investment elections in accordance with the relevant plan documentation.

  If this is your first purchase and you are not purchasing through a financial intermediary (available for Class K shares only):

    you will need to contact the Trust, which will determine if you are eligible to purchase Class K shares. If you are eligible, the Trust will ask you to complete an application form.

    the Transfer Agent will request additional information from you to establish an account, including your bank account information;

    bank account details provided to the Transfer Agent will be used to process all future redemptions, unless you contact the Transfer Agent to change those details.

  The Transfer Agent, or your financial intermediary, as applicable, may then ask you for additional information. Federal law requires financial institutions to obtain, verify and record identification information relating to new investors, to help the U.S. government fight the funding of terrorism and money laundering activities. A Fund may consequently be required to obtain the following information from new investors: (i) name; (ii) date of birth (for individuals); (iii) residential or business street address; (iv) Social Security number, taxpayer identification number, or other identifying number; (v) completed Forms W-8 or W-9. Additional information may be required for corporations and other entities. Each Fund or its service providers may release this information or any other information held by you to proper authorities if, in light of applicable laws or regulations concerning money laundering and similar activities they determine it is in the best interests of the Fund. The Funds or their service providers may also provide nonpublic personal financial information relating to shareholders or prospective shareholders to third-parties as necessary to perform services for the Funds or to comply with requests from regulators or tax authorities.

  The applicable Fund will then decide whether to accept your application on behalf of the Trust. Assuming your request is accepted, you will receive the account details for payment.

  Pay for shares.

  Payment for shares can be made by:

    electronic bank transfer to the nominated account;

    exchanging securities* on deposit with a custodian acceptable to the Manager or Distributor; or

    a combination of such securities* and cash.

  The Transfer Agent will then apply the payment to the purchase of full and fractional Fund shares of beneficial interest in the Fund, and will send you (or your financial intermediary will send you) a statement confirming the transaction.

*Please see the back cover of this Prospectus for information on how to contact the Trust and the Transfer Agent.

*Please see the section below on how to pay for shares by exchanging securities.

When you can buy shares

Shares of each Fund are offered on a continuous basis, unless otherwise indicated in this Prospectus or the SAI, and can be purchased on any day on which the NYSE is open for unrestricted trading, unless otherwise indicated in this Prospectus or the SAI.

With respect to transactions directly with the Fund/Transfer Agent, for a purchase order to be effective as of a particular day, the Fund must have accepted the order and have received immediately available funds by the Pricing Time on such day.

The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

Cancelling an order

Purchase orders cannot be cancelled after the Trust has received immediately available funds. This is the case even if the cancellation request is received prior to the Pricing Time.

Paying by exchanging securities

If you are paying for Fund shares with securities, please note:

  You must obtain instructions by contacting the Funds. See "Contacts and Further Information" below.

  You must deliver all rights in the securities to the Funds to finalize the purchase of Fund shares;

  You should obtain tax advice for the specific U.S. federal income tax consequences of this process. Generally speaking, for U.S. federal income tax purposes, payment using securities may incur a gain or loss by an investor that is subject to U.S. federal income taxation. This depends on several factors, including the investor's basis in the securities tendered and the extent to which the investor owns shares of the Fund following the exchange;

  The securities will be valued in the same manner as the Fund's assets as described under "How Shares are Priced," subject to any charges or expenses which may be properly incurred as a consequence of such transaction;

  The Manager will not approve the acceptance of securities in exchange for Fund shares unless:

    The Manager, in its sole discretion, believes the securities are appropriate investments for the Fund;

    you represent and agree that all securities offered to a Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or that would otherwise impair the investors' ability to transfer them to the Fund or the Fund's ability to dispose of them subsequently; and

    the securities may be acquired under the Fund's investment policies and restrictions; and

  No investor owning 5% or more of a Fund's shares may purchase additional fund shares by exchange of securities, other than at the sole discretion of the Manager or Distributor in accordance with the applicable legal and regulatory restrictions on affiliated transactions.

Restrictions on Buying Shares

Minimum investment

The minimum initial investment for Class K is $25 million. There is no minimum investment amount for Institutional Class shares. The Fund may, at its discretion, permit a smaller minimum total investment balance for Class K under certain circumstances.

If you purchase shares through a financial intermediary, the intermediary may impose different investment minimums.

Share Class Eligibility

You must be eligible for the share Class you are applying for. The Funds offer two classes of shares through this Prospectus: Class K and Institutional Class.  Class K and Institutional Class shares of each Fund have the same investment objective and investments, but the different share Classes have different expense structures and eligibility requirements. You should choose the Class for which you are eligible, with the expense structure that best meets your needs.

The principal differences between the Classes are as follows:

	Class K	Institutional Class
Availability	Limited to certain qualified recordkeepers and employer-sponsored retirement plans that do not receive sub-accounting or recordkeeping payments from the Fund.	Limited to certain banks, broker-dealers and other Financial Intermediaries and employee-sponsored retirement plans that receive sub-accounting or recordkeeping payments from the Fund.
Minimum Investment	$25 million	None
Sub-Accounting/Sub- Transfer Agency Expenses	None

Yes. Expenses may vary depending on the arrangements with financial intermediaries that offer Fund shares. Expenses are incurred pursuant to "fee for service" arrangements with financial intermediaries.

Distribution (Rule 12b-1) Fees	None	None
Administration and Supervisory Fee	[ ]% annual fee	[ ]% annual fee
Sales Charge (Load)	None	None
Redemption fees	None	None
Class K Shares

The following categories of investors and accounts may buy Class K shares of a Fund:

  Institutional investors, including, but not limited to, employer sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), endowments, foundations, insurance company general accounts, insurance company separate accounts, local, city, and state governmental institutions, and other tax-exempt entities that meet the requirements for qualification under Section 501 of the Internal Revenue Code.

  Unaffiliated U.S. registered mutual funds including those that operate as "fund of funds," collective trust funds, investment companies or other pooled investment vehicles.

  Other investors for which the relevant Fund or the Funds' distributor, Baillie Gifford Fund Services LLC ("BGFS"), has pre-approved the purchase.

The following categories of investors and accounts qualify to buy Class K shares of a Fund but the $25 million investment minimum is waived:

  Employer sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs) that invest through a record-keeper or third party retirement platform.

  Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, multi-family office (referred to as the "Sponsor") in which the program participant pays the Sponsor a fee for investment advisory or related services and the Sponsor or a broker-dealer through which the relevant Fund's shares are acquired has an agreement with BGFS.

  Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, provided BGFS has entered into a contract with the state sponsor of the program or one of its service providers to provide certain services relating to the operation of the program or to provide Fund shares for purchase in connection with the program.

  Clients (other than defined contribution employer sponsored retirement plans) of an institutional consultant where (a) the consultant has undertaken to provide certain services directly to the client with respect to the client's investment in a Fund and (b) the relevant Fund or BGFS, has notified that consultant in writing that the proposed investment is permissible.

  Investment companies or other pooled vehicles that are managed by the Manager or its affiliates.

  Directors or officers of the relevant Fund, or partners or employees of the Manager or its affiliates, or members of the immediate family of any of those persons.

  Existing institutional separate account clients of the Manager or its affiliates.

Class K shares are not available for purchase directly by members of the public, except as explicitly provided herein, or by those who require any form of sub-accounting, sub-transfer agency and/or other shareholder services payments from the relevant Fund.

Institutional Class Shares

The following investors and accounts qualify to buy Institutional Class shares of a Fund:

  Employer sponsored retirement plans that invest through a record-keeper or third party retirement platform.

  Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, if a contract exists between the Distributor and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

    services relating to operating the program; and/or

    Fund shares for purchase which require sub-accounting, sub-transfer agency and/or other shareholder services payments from the Fund.

  Advisory programs where the shares are acquired by a Sponsor on behalf of program participants if:

    the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

    the Sponsor or the broker-dealer through which the relevant Fund's shares are acquired has an agreement with BGFS.

  Other investors for which a Fund or BGFS has pre-approved the purchase.

Institutional Class shares are available only to investors or through Sponsors who require sub-accounting, sub-transfer agency and/or other shareholder services payments from the Funds. Institutional Class shares are not available for purchase directly by members of the public, except as explicitly provided herein.

You must be purchasing for your own account

Purchasers must be acquiring shares for their own account or through an authorized intermediary and for investment purposes only, or must otherwise be doing so in a manner acceptable to the Trust.

You must be a U.S. Person

Shares of each Fund are intended for investment by U.S. persons. The Manager and the Distributor each reserve the right to reject any purchase order from any investor outside the U.S.

The Manager is not offering Fund shares to or with or otherwise promoting the Funds to any natural or legal persons domiciled or with a registered office in any European Economic Area member state ("EEA Member State") where the European Union's Alternative Investment Fund Managers Directive ("AIFMD") is in force and effect. Furthermore, in light of the structure of the Funds and the manner in which they are managed, they do not fall within the scope of the AIFMD, and shareholders of the Funds are not subject to the protections of AIFMD or any implementing legislation relating to AIFMD. The Manager may in its discretion accept any such investor into a Fund, but only if it satisfied that, by accepting such investor, it would not be in breach of any law, rule, regulation or other legislative or administrative measure in or otherwise applicable to the relevant EEA Member State and such investor is otherwise eligible under the laws of such EEA Member State to invest in the Funds.

Subscriptions may be rejected

Each Fund reserves the right to reject any purchase order for any reason that Fund in its sole discretion deems appropriate.

In all cases, the Manager and Distributor reserve the right to reject any particular investment. In particular, and without limiting the generality of the foregoing the Manager or Distributor may reject an investment:

  if in the opinion of the Manager or Distributor, the size of the investment and/or the transaction costs associated with the investment are such that there would be a dilution of a Fund's net asset value;

  if the Fund is unable to verify your identity within a reasonable time;

  if you are proposing to purchase shares using securities and the Manager has determined that this is not appropriate;

  to the extent a plan sponsor wishes to rely upon the Manager or the Distributor to provide recordkeeping services, such as maintaining plan and participant records; processing enrolment; processing participants' investment elections, contributions, and distributions; and issuing account statements to participants or other personalized services with respect to individual beneficial owners.

Fund may change the terms

Each Fund reserves the right to suspend or change the terms of the offering of its shares. The Funds may each stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Delivery of documents to accounts sharing an address

To reduce expenses, a Fund may mail only one copy of the Funds' Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-844 394 6127, or contact your financial institution. We will begin sending you individual copies within thirty (30) days of receiving such request.

Buying, Selling, and Exchanging Shares through Financial Intermediaries

What is a financial intermediary?

Financial intermediaries are firms that provide certain administrative and account maintenance services to mutual fund investors. Financial intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies.

How do I access a Fund through a financial intermediary?

Any financial intermediary which is properly authorized by the Funds can accept purchase, redemption and exchange orders on their behalf. The financial intermediary is responsible for transmitting your transaction request and funds in good form and in a timely manner to the applicable Fund.

Orders received for a Fund by an authorized financial intermediary (or other financial intermediaries designated by the financial intermediary) prior to the Pricing Time will be deemed to have been accepted by the Fund at that time and will be executed at that day's closing share price.

The Funds will not be responsible for delays by the financial intermediary in transmitting your transaction request, including timely transfer of payment, to a Fund.

If you are purchasing, selling, exchanging or holding Fund shares through a program of services offered by a financial intermediary, you may be required by the financial intermediary to pay additional fees. You should contact the financial intermediary for information concerning what additional fees, if any, may be charged.

What services are provided by financial intermediaries?

The actual services provided, and the payments made for such services, will vary from intermediary to intermediary.

Examples of intermediary services include:

  establishing and maintaining one or more omnibus accounts with the Transfer Agent;

  establishing and maintaining sub-accounts and sub-account balances for each plan participant that may be a holder of Fund shares;

  processing orders by shareholders to purchase, redeem and exchange shares;

  transmitting to the Transfer Agent net subscription or net redemption orders reflecting subscription, redemption and exchange orders received by it with respect to Fund shareholders;

  receiving and transmitting the purchase price or redemption proceeds relating to orders;

  mailing periodic reports, transaction confirmations and sub-account information to beneficial owners and plan participants;

  answering inquiries about the Funds or a plan participant's sub-account balances or distribution options;

  providing assistance to shareholders effecting changes to their dividend options, account designations or addresses;

  disbursing income dividends and capital gains distributions;

  preparing and delivering to shareholders, and state and federal authorities including the United States Internal Revenue Service, such information respecting dividends and distributions paid by the Funds as may be required by law, rule or regulation;

  withholding on dividends and distributions as may be required by state or federal authorities from time to time.

How are financial intermediaries compensated?

It is expected that Institutional Class shares of the Funds will make payments, or reimburse the Manager or its affiliates for payments they make, to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services.

The amount of such payments and/or reimbursement is subject to the caps established by the Board and is reviewed by the Trustees periodically.

All payments made by the Funds to financial intermediaries are for bona fide shareholder services and are not intended for distribution of Fund shares.

Additional information concerning payments the Fund, the Manager or their affiliates may make to financial intermediaries, and the services provided by financial intermediaries, can be found in the SAI under "Payments to Financial Intermediaries."

How to Sell Shares

Process

Redemption Request -
You can redeem your shares by taking either of the following steps:

  Through your broker or financial intermediary.

  If you hold shares through a financial intermediary, you may redeem shares by making a request to your intermediary. Your intermediary may charge you a transaction fee or other fee in return for its services.

  Mail or email a redemption request to the Transfer Agent, in the managers prescribed form, which includes:

    the exact name in which shares are registered;

    the number of shares or the dollar amount of shares to be redeemed;

    a signature by all owners of the shares, in accordance with the form of registration;

    the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

    the trade date.

Redemption orders cannot be canceled after the Trust has received a redemption request. This is the case even if the request is received prior to the Pricing Time.

Redemption Payment -
Cash payments will be transferred for payment into your account after a request for redemption is received by the Trust in good order. The Funds generally expect to pay out redemption proceeds to redeeming shareholders within 1 business day following the trade date indicated in the redemption request. The Funds typically meet redemption requests by using holdings of cash and cash equivalents or by selling portfolio assets. The Funds may also use a credit facility or trade portfolio holdings ahead of the trade date to meet significant requests for redemption. The Funds reserve the right to satisfy redemption requests up to 7 days following the trade date indicated in the redemption request.

If you request a whole or part in-kind distribution of securities held by the Fund in lieu of cash, the Manager will grant this if it determines, in the Manager's sole discretion, that to do so is lawful and will not be detrimental to the best interests of the remaining shareholders of the Fund. This is subject to each Fund's election under Rule 18f-1 described below. If you intend to request a distribution in kind, please note:

  Securities distributed in connection with the request will be valued in accordance with the Funds' procedures for valuation described under "How Shares are Priced."

  Securities and assets distributed will be selected by the Manager in light of the Fund's investment objective and generally will not represent a pro-rata distribution of each holding in the Fund's portfolio.

  You may incur market-imposed taxes or charges in connection with assuming title to such securities from the Funds, and may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

Change of information -
If you need to change or update your account information, you may do so through your financial intermediary, or by mailing or emailing the Transfer Agent a designation of the new accounts and any change in the accounts originally designated for the depositing of funds. This must be signed by the relevant authorized signatories of the Subscriber. If you hold an account directly with the Transfer Agent, all redemptions and dividend disbursements will be processed according to the bank account details you provided upon your initial account set-up, unless you have contacted the Transfer Agent to change those details. Please see the back cover of this Prospectus for information on how to contact the Transfer Agent.

When you can redeem shares

Shares may be redeemed on any day on which the New York Stock Exchange is open for trading.

Please note that the Trust may suspend the right of redemption and may postpone payment for any Fund for more than seven days during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

Automatic redemptions

Each Fund reserves the right to redeem or require the transfer of any individual's shares if:

  the holding of the shares by such person is unlawful;

  in the opinion of the Board or the Fund's service providers, the holding might result in the Fund or the shareholders as a whole incurring any liability to taxation or suffering pecuniary or material administrative disadvantage which the Fund or the shareholders as a whole might not otherwise suffer or incur; or

  the Fund can not verify your identity.

Short-term trading

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as "market timing." These practices may present risks to the Fund, including increased transaction costs, interference with the efficient management of the Fund, and dilution of investment returns.

Frequent, short-term trading, abusive trading practices and market timing (together, "Frequent Trading"), often in response to short-term fluctuations in the market, are not knowingly permitted by the Funds. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. Frequent Trading into and out of a Fund may harm the Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.

The Board has adopted a "Frequent Trading Policy" (the "Policy") to discourage Frequent Trading. Under the Policy, the Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Frequent Trading activities.

As a means to protect each Fund and its shareholders from Frequent Trading in Class K and Institutional Class shares:

  The Funds' transfer agent compiles, monitors and reports account-level information on underlying shareholder activity on a risk-based approach designed to identify trading that could adversely impact the Funds;

  The Funds have obtained information from each Financial Intermediary holding shares in an omnibus account with the Funds regarding whether the Financial Intermediary has adopted and maintains procedures that are reasonably designed to protect the Funds against harmful short-term trading; and

  With respect to Funds that invest in securities that trade on foreign markets, pursuant to the Funds' fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

  The Board may from time to time consider whether it is necessary or appropriate for a Fund to impose a redemption fee not exceeding 2% that, in the Board's judgment, is necessary or appropriate to recoup the costs and limit any dilution resulting from frequent redemptions.

Under the Policy, Frequent Trading includes certain material "Round Trip" transactions (a purchase or exchange and redemption or exchange within the same Fund, excluding money market funds). If a shareholder engages in Frequent Trading, the Funds may take certain remedial or preventive measures, including rejecting any purchase, in whole or in part. The Funds reserve the right to reject purchase orders by any person whose trading activity in Fund shares is deemed harmful to the Funds. While the Funds attempt to discourage Frequent Trading, there can be no guarantee that they will be able to identify investors who are engaging in Frequent Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Funds recognize that it may not always be able to detect or prevent Frequent Trading or other activity that may disadvantage the Funds or their shareholders.

A Fund shareholder's right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

Election under Rule 18f-1

The Trust, on behalf of each Fund included in this Prospectus, has made an election pursuant to Rule 18f-1 under the 1940 Act committing each such Fund to pay in cash any request for redemption received during any 90-day period of up to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of the period. This election is irrevocable without prior approval by the SEC. Each Fund reserves the right to pay redemption proceeds in-kind except as described above.

Share Dividends and Distributions

Each Fund intends to pay dividends to its shareholders at least annually.

Distributions will be automatically reinvested in Fund shares unless you submit a request for a cash payment with at least ten days' prior notice, before the record date for distribution, to the transfer agent.

Tax

The following  discussion is for general information purposes only. Prospective and actual shareholders should consult their own tax advisers with respect to their particular circumstances and the effect of state, local, or foreign tax laws to which they may be subject.

The following discussion provides only limited information about the U.S. federal income tax treatment of shareholders that are not U.S. shareholders, and it does not address the U.S. federal income tax treatment of shareholders that are subject to special tax regimes such as certain financial institutions, insurance companies, dealers in securities or foreign currencies, U.S. shareholders whose functional currency (as defined in Section 985 of the Internal Revenue Code of 1986, as amended (the "Code")) is not the U.S. dollar, persons investing through defined contribution plans and other tax-qualified plans, and persons that hold shares in a Fund as part of a "straddle," "conversion transaction," "hedge," or other integrated investment strategy. All such prospective and actual shareholders are urged to consult their own tax advisers with respect to the U.S. tax treatment of an investment in shares of a Fund.

The discussion below as it relates to U.S. federal income tax consequences is based upon the Code and regulations, rulings, and judicial decisions thereunder as of the date hereof. Such authorities may be repealed, revoked, or modified (possibly on a retroactive basis) so as to result in U.S. federal income tax consequences different from those discussed below. The Funds have not sought an opinion of legal counsel as to any specific U.S. tax matters.

U.S. Shareholders

The following discussion addresses certain U.S. federal income tax considerations which may be relevant to investors that:

  are citizens or residents of the United States, or corporations, partnerships, or other entities created or organized under the laws of the United States or any political subdivision thereof, estates that are subject to United States federal income taxation regardless of the source of their income or trusts if (i) a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) the trust has a valid election in effect under applicable Treasury regulations to be treated as a United States person; and

  hold, directly or indirectly, shares of a Fund as a capital asset

  (each such investor a "U.S. shareholder").

Tax Status

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes.

Each Fund has elected or, in the case of a new Fund, intends to elect to be treated and qualify each year as a regulated investment company which is eligible for treatment under the provisions of Subchapter M of the Code.

So long as a Fund qualifies for treatment as a regulated investment company, the Fund itself generally will not be subject to U.S. federal income tax to the extent that it distributes to its shareholders, in a timely manner, dividend, interest and certain other income, its net realized short-term capital gains and its net realized long-term capital gains.

The remainder of this discussion assumes that each Fund will qualify as a regulated investment company.

Excise Tax

Each Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts, if it fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one year period ending October 31 (or for the one-year period ending December 31 if the Fund so elects), plus any retained amount from the prior year. Distributions made in January will generally be deemed to have been paid by such Fund on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance it will do so.

Personal Holding Company Rules

If a Fund were to be a "personal holding company," it would potentially need to comply with additional requirements with respect to its distributions to shareholders in order to avoid a Fund-level tax under the personal holding company rules.

Distributions

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders subject to tax as ordinary income.

Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long the shareholder has owned its shares.

Distributions of net capital gains from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year and that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gains and taxed to individuals at reduced rates relative to ordinary income. Distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions of investment income reported by a Fund as derived from "qualified dividend income" – as further defined in the SAI – will be taxed in the hands of individuals at the rates applicable to long-term capital gains provided that holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to a shareholder (other than a tax-exempt shareholder or a shareholder investing through a tax-advantaged arrangement) even if they are paid from income or gains earned by a Fund before the shareholder's investment (and thus were included in the price paid by the shareholder for Fund shares). Distributions from a Fund will be taxed as described above whether received in cash or in additional Fund shares.

Notwithstanding the foregoing, each of the Funds may retain (a) investment company taxable income, subject to the distribution requirements applicable for qualification as a regulated investment company under the Code or (b) net capital gains and pay a Fund-level tax on any such retained amounts.

Medicare Tax

A 3.8% Medicare contribution tax is imposed on the "net investment income" of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by a Fund, and net gains recognized on the sale, exchange, redemption or other taxable disposition of shares of a Fund.

Sale, Exchange or Redemption

A sale, exchange, or redemption of shares of a Fund, including a redemption in-kind, is a taxable event to the selling, exchanging, or redeeming shareholder. An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares. Any gain resulting from a sale, exchange (including an exchange for shares of another Fund), or redemption of shares in a Fund will generally (except in the case of a tax-exempt shareholder or a shareholder investing through a tax-advantaged arrangement) be subject to federal income tax at either short-term or long-term capital gain rates depending on how long the shareholder has owned the shares.

Foreign Currency and Other Derivative Transactions

A Fund's transactions in foreign currencies, options, futures contracts, hedging transactions, forward contracts, swaps and straddles will be subject to special tax rules and may produce a difference between the Fund's book income and taxable income. The special tax rules to which such transactions are subject may accelerate income or defer losses of a Fund, or otherwise affect the amount, timing or character of distributions to shareholders. A difference between a Fund's book and taxable income may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company.

Debt Transactions

A Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. As a result, a Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

Foreign Taxes

Each Fund may be subject to foreign withholding and other taxes on income, gains and proceeds derived from foreign investments. Such taxes would reduce the yield on a Fund's investments. However, as described immediately below, shareholders may be entitled to claim a credit or deduction with respect to their share of foreign taxes incurred by a Fund.

Foreign Tax Credit or Deduction

If more than 50% of a Fund's assets at taxable year end consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens or residents or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro-rata portions of foreign income taxes paid by the Fund. In such case, income of a Fund from non-U.S. sources that is distributed to Fund shareholders would be treated as income from non-U.S. sources to the shareholders. The amount of foreign income taxes paid by a Fund would be treated as foreign taxes paid directly by Fund shareholders and, in addition, this amount would be treated as additional income to Fund shareholders from non-U.S. sources regardless of whether the Fund shareholder would be eligible to claim a foreign tax credit or deduction in respect of those taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including, with respect to the foreign tax credit, a holding period requirement applied at both the Fund and the shareholder level). Prospective investors should also consult the discussion in the SAI regarding investment by a Fund in securities of certain foreign corporations.

Annual Tax Reports

Where required, the Trust will provide shareholders with federal tax information annually, including information about dividends and distributions paid during the preceding year.

IRS Returns

Shareholders may be required to file an information return with the Internal Revenue Service ("IRS") if they, for example, recognize certain levels of losses with respect to shares in a Fund ($2 million or more for an individual shareholder or $10 million or more for a corporate shareholder), or are deemed to have participated in a confidential transaction involving shares in a Fund.

FinCEN Form 114

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their "financial interest" in the Fund's "foreign financial accounts," if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders are urged to consult a tax advisor regarding the applicability to them of this reporting requirement.

Backup Withholding Tax

A Fund generally is required to apply backup withholding and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Non-U.S. Persons Tax Treatment

Fund shareholders who are not U.S. citizens or residents or that are foreign corporations, partnerships, trusts or estates may receive substantially different tax treatment of distributions by the Funds.

Financial Highlights

The Funds have not yet commenced operations, so financial highlights tables are not included for the Funds. The financial highlights tables for each Fund will be included in that Fund's annual report covering the first fiscal year following its commencement of investment operations.

Additional Performance Information

As noted in the Fund Summaries above, this section contains additional information regarding the calculation of each Fund's performance and the presentation of such performance. The Average Annual Total Returns Table in each Fund Summary compares the relevant Fund's returns with those of a broad-based market index. The sub-section below titled "Index Descriptions" describes the market indices that are used in each Fund Summary and referenced in the Principal Investment Strategies of certain Funds. The sub-section below titled "Share Class Performance" describes the calculation of each Fund's class-by-class performance.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, taxes (including withholding taxes), brokerage commissions or other expenses of investing. It is not possible to invest directly in an index.

Index Descriptions

The MSCI All Country World ("ACWI") Index captures large and mid-cap representation across 23 Developed Markets and 23 Emerging Markets countries. With 2,480 constituents, the index covers approximately 85% of the global investable equity opportunity set. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The MSCI ACWI (ex U.S.) Index captures large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the US) and 23 Emerging Markets countries. With 1,853 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained in this Prospectus. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. The information in this Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Share Class Performance

Information about a Fund's performance is based on that Fund's record to a recent date and is not intended to indicate future performance. Investment results of the Funds will fluctuate over time, and any representation of the Funds' total return for any prior period should not be considered as a representation of what an investor's total return will be in any future period. The Trust's annual and semi-annual reports to shareholders contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed at the end of this Prospectus.

As of the date of this Prospectus the Funds were non-operational and consequently do not have performance histories.

Prior Related Performance Information

The Funds were recently organized and have little or no performance history of their own. For each Fund, the following tables set forth historical performance information for all actual discretionary institutional accounts managed by the Manager and its affiliates that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the related Fund.

The data for each Composite (defined as an "aggregation of one or more portfolios managed according to a substantially similar investment mandate, objective or strategy") is provided to illustrate, with respect to each Fund, the past performance of the Manager and its affiliates in managing all substantially similar accounts as measured against specified market indices and does not represent the performance of any of the Funds. The accounts in each Composite are separate and distinct from the related Fund; the Composite performance is not intended as a substitute for the related Fund's performance and should not be considered a prediction of the future performance of the Fund or the Manager.

The Manager claims compliance with the Global Investment Performance Standards ("GIPS®"). For GIPS purposes, the Manager is defined and held out to the public as the investment management and advisory services provided by the Manager and Baillie Gifford & Co., its parent company. The Manager's list of composite descriptions, as well as information regarding its policies for valuing portfolios, calculating performance, and preparing compliant presentations, are available upon request.

Each Composite's performance data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the discretionary institutional accounts, without provision for federal or state income taxes. "Net of Fees" figures are net of all actual fees and reflect the deduction of investment advisory fees and for certain discretionary institutional accounts managed outside of the United States, may also reflect the deduction of other fees, including, without limitation, custodial fees. Each Composite includes all actual discretionary institutional accounts managed by the Manager and its affiliates for at least one full month that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composites may include both tax-exempt and taxable accounts and all reinvestment of earnings. Each Composite's performance information is calculated on the basis of the returns of underlying accounts expressed in U.S. dollars; to the extent that accounts underlying a Composite are denominated in currencies other than U.S. dollars, the returns of those accounts have been converted to U.S. dollars as of each reference date, prior to factoring those accounts into the Composite performance.

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of a Composite combine the individual accounts' returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account's asset value as of the beginning of the month. Annual returns are calculated by geometrically linking (i.e., calculating the product of) the monthly returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.

The discretionary institutional accounts that are included in the Composites may be subject to lower expenses than the Fund and are not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Consequently, the performance results for each Composite may have been less favorable had they been subject to the same expenses as the Fund or had they been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax that may have been payable.

Related Account Performance for The Global Select Equity Fund:

The Global Select Composite

Annualized Returns for period indicated (net of fees)

Year	Global Select Composite	MSCI ACWI Index
Since Inception (December 31, 2015) to June 30, 2017	20.98%	13.74%

Related Account Performance for The International Concentrated Growth Fund:

The International Concentrated Growth Composite

Annualized Returns for periods ended March 31 (net of fees)

Year	International Concentrated Growth Composite	MSCI ACWI ex US Index
Since Inception	10.6%	6.0%
10 Years	6.6%	1.8%
5 Years	11.8%	4.8%
3 Years	7.8%	1.0%
1 Year	18.6%	13.7%

Calendar Year Returns for periods ended December 31 (net of fees)

Year	International Concentrated Growth Composite	MSCI ACWI ex US Index
2016	3.5%	5.0%
2015	8.0%	-5.3%
2014	1.0%	-3.4%
2013	34.7%	15.8%
2012	17.3%	17.4%
2011	-11.1%	-13.3%
2010	18.4%	11.6%
2009	41.7%	42.1%
2008	-47.4%	-45.2%
2007	25.1%	17.1%

Related Account Performance for The Positive Change Equity Fund:

The Positive Change Composite

Returns for period indicated (net of fees)

Year	Positive Change Composite	MSCI ACWI Index
Since Inception (January 31, 2017) to June 30, 2017	20.08%	8.82%

Contacts and Further Information

Fund	The SAI contains more detailed information about each Fund. The SAI is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.
Investments

Additional information about each Fund's investments can be found:

  On our website. Following its commencement of operations, each Fund's portfolio holdings as of each calendar quarter's end, approximately 10 days after that quarter's end.

  In the SAI. The Trust's policies on disclosing the Funds' portfolio are described in the SAI.

  In the annual and semi-annual reports to shareholders. These reports will include a discussion of the market conditions and investment strategies that significantly affected that Fund's performance during its last fiscal year to date.

Copies of Reports

The Funds' Prospectus and the SAI are available and, following a Fund's commencement of operations, its annual report and semi-annual reports will be available, free of charge using the contacts below.

In addition to this, the reports can be found:

  In the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

  On the EDGAR database on the SEC's Internet site at http://www.sec.gov. This website includes reports and other information about the Funds. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

  On the Trust's website, at http://USmutualfund.bailliegifford.com.

Other Shareholder Queries	Shareholders may request other information about the Fund and may direct inquiries to the Trust c/o Baillie Gifford Overseas Limited, or the Distributor using the contacts below.

Contact the Trust

Online	http://USmutualfund.bailliegifford.com
Email	northamericanvehiclesteam@bailliegifford.com
Mail	c/o Baillie Gifford Overseas Limited, One Greenside Row, Calton Square, Edinburgh EH1 3AN
Toll-Free Telephone	1-844-394-6127

Contact the Transfer Agent

New Account Emails	BGUSNewAcctSetUp@bnymellon.com
Purchase and Redemption Requests	BGUSInstTrades@bnymellon.com
Inquiry Emails	BMI.InstInquiry@bnymellon.com
Mail	BNY Mellon Asset Servicing, 4400 Computer Drive, 015-2W12, Westborough, MA 01581-1722
Toll-Free Telephone	1-844-741-5143

[Investment Company Act] Investment Company Act File No. 811-101455

Baillie Gifford Funds

Statement of Additional Information

July 14, 2017

This Statement of Additional Information ("SAI") relates to the following funds and share classes of Baillie Gifford Funds (the "Trust"):

	Class 2	Class 3	Class 4	Class 5	Class K	Institutional Class
The Asia Ex Japan Fund					BASKX	BSASX
The EAFE Choice Fund	BGCWX	BGCJX	BGCLX	BGCVX	BKGCX	BGCSX
The EAFE Fund	BGETX	BGEUX	BGEFX	BGEVX	BGEKX	BGESX
The EAFE Pure Fund	BGPTX	BGPFX	BGPWX	BGPVX	BGPKX	BSGPX
The Emerging Markets Fund	BGEHX	BGELX	BGEPX	BGEDX	BGKEX	BGSEX
The Global Alpha Equity Fund	BGATX	BGAEX	BGALX	BGAVX	BGAKX	BGASX
The Global Select Equity Fund					[TICKER]	[TICKER]
The International Concentrated Growth Fund					[TICKER]	[TICKER]
The International Equity Fund	BGITX	BGIFX	BGIUX	BGIVX	BGIKX	BINSX
The Long Term Global Growth Equity Fund	BGLTX	BGLOX	BGLFX	BGADX	BGLKX	BSGLX
The Positive Change Equity Fund					[TICKER]	[TICKER]
The U.S. Equity Growth Fund					BGGKX	BGGSX

This SAI is not a prospectus. This SAI provides additional information in relation to the Baillie Gifford Funds prospectuses for the funds listed above (each a "Fund" and together the "Funds") dated [ ], 2017, as revised or supplemented (together, the "Prospectus").

The most recent annual reports of The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, and The Long Term Global Growth Equity Fund, and The U.S. Equity Growth Fund are incorporated by reference into this SAI.

You may request, free of charge, copies of the Prospectus and each Fund's most recent annual and semi-annual reports by contacting the Trust using the details below.

Online	http://USmutualfund.bailliegifford.com
Email	northamericanvehiclesteam@bailliegifford.com
Mail	c/o Baillie Gifford Overseas Ltd., Calton Square, 1 Greenside Row, Edinburgh, United Kingdom EH1 3AN
Toll-Free Telephone	1-844-394-6127

SUBJECT TO COMPLETION. THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Table of Contents

  Background on the Trust and the Funds
  Fund Investments
    Non-Fundamental Investment Policies
    Fundamental Investment Policies
    Temporary Defensive Positions
    Borrowings
    Risks
    Disclosure of Fund Investments
    Investment Glossary
  Shares
    How to Buy & Redeem Shares
    Share Prices
  Trustees and Trust Officers
    Trustee Responsibilities and Powers
    Trustee Appointments
    Trustee Nominations by Shareholders
    Trustee Meetings
    Trustee Compensation
    Trust Officers
    Trust Officer Compensation
    Trustee and Trust Officer Liability
    Investment in the Funds by Trust, Manager and Distributor Personnel
  Manager
    Oversight by the Board
    Management Services
    Shareholder Services
    Administration and Supervisory Services
    Investment Decisions by Portfolio Managers
    Proxy Voting
    Investment Process – Best Execution
    Other services
    Compensation
  Other Key Service Providers
    Administrator – BNYM
    Custodian – BNYM
    Transfer Agent – BNY Mellon Investment Servicing (U.S.)
    Auditor – [  ]
    Underwriter – BGFS
    Trust Legal Counsel – Ropes & Gray LLP
    Independent Trustee Legal Counsel – Vedder Price P.C.
  Shareholders
    Principal Holders of Securities
    Control Persons
    Management Ownership
    Shareholder Rights
    Distributions
    Tax
  Financial Statements

Background on the Trust and the Funds

The Trust

Baillie Gifford Funds (the "Trust") is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by a Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") dated February 27, 2017, as amended from time to time.

Funds

The Trust consists of thirteen series, as set out below. As indicated below, The International Choice Fund is not offered under the Prospectus or this SAI.  Each series which is offered under the Prospectus and this SAI is referred to in this SAI as a "Fund" and together the "Funds".

Series	Share Classes	Diversified	Offered under the Prospectus and this SAI
The Asia Ex Japan Fund	Institutional, K	Yes	Yes
The EAFE Choice Fund	2, 3, 4, 5 Institutional, K	Yes	Yes
The EAFE Fund	2, 3, 4, 5 Institutional, K	Yes	Yes
The EAFE Pure Fund	2, 3, 4, 5 Institutional, K	Yes	Yes
The Emerging Markets Fund	2, 3, 4, 5 Institutional, K	Yes	Yes
The Global Alpha Equity Fund	2, 3, 4, 5 Institutional, K	Yes	Yes
The Global Select Equity Fund	Institutional, K	Yes	Yes
The International Concentrated Growth Fund	Institutional, K	No	Yes
The International Equity Fund	2, 3, 4, 5 Institutional, K	Yes	Yes
The Long Term Global Growth Equity Fund	2, 3, 4, 5 Institutional, K	No	Yes
The Positive Change Equity Fund	Institutional, K	No	Yes
The U.S. Equity Growth Fund	Institutional, K	No	Yes
The International Choice Fund	2, 3, 4, 5	Yes	No

The differences between the classes of shares are addressed in the Prospectus under "Shares—Restrictions on Buying Shares."

Fund Investments

This section sets out investment policies for each Fund, which apply in addition to the investment strategies summarized in the Prospectus under "Principal Investment Strategies" and "Additional Investment Strategies." The investment policies of each Fund set forth in the Prospectus and in this SAI may be changed by the Trust's Board of Trustees (the "Board") without shareholder approval except that any policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which means the lesser of (i) 67% of the shares of that Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Non-Fundamental Investment Policies

Each Fund will not invest more than 15% of the value of net assets of the Fund in illiquid securities.

The following non-fundamental policies set forth in the Prospectus are subject to change only upon sixty days' prior notice to shareholders:

  The International Equity Fund

  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities.

  The EAFE Fund

  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia, and/or the Far East.

  The EAFE Choice Fund

  Under normal circumstances, the Fund invests at least 85% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia, and/or the Far East.

  The EAFE Pure Fund

  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia, and/or the Far East.

  The Emerging Markets Fund

  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries contained in the MSCI Emerging Markets Index.

  The Asia Ex Japan Fund

  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies located in countries contained in the MSCI All Country Asia Ex Japan Index.

  The Global Alpha Equity Fund

  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

  The Long Term Global Growth Equity Fund

  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

  The U.S. Equity Growth Fund

  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S.

  The Global Select Equity Fund

  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

  The Positive Change Equity Fund

  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

Fundamental Investment Policies

In addition to its investment objective and policies set forth in the Prospectus, the following are policies of each Fund (and those marked with an asterisk are fundamental policies of each Fund):

Each Fund will not:

  *Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

  *Borrow money, except to the extent permitted by applicable law, regulation or order.

  *Purchase or sell real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate or interests in real estate and may purchase securities issued by companies that invest or deal in real estate.

  *Invest in commodities, except that the Fund may invest in financial futures contracts and options thereon, and options on currencies.

  *Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and/or the making of loans of portfolio securities consistent with the Fund's investment objectives and policies. For purposes of this policy, the short term deposit of cash or other liquid assets of the Fund in one or more interest-bearing accounts shall not be deemed to be a loan to others.

  *Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities, including securities issued by any agency or instrumentality of the U.S. government, and related repurchase agreements. The SEC takes the position that government securities of a single foreign country (including agencies and instrumentalities of such government, to the extent such obligations are backed by the assets and revenues of such government) are a separate industry for these purposes.

  *Issue any senior securities except to the extent permitted by applicable law, regulation or order (for purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract or future contract and collateral arrangements with respect to initial and variation margin are not deemed to involve the issuance of a senior security).

In determining whether a transaction is permitted by applicable law, regulation, or order, each Fund currently construes fundamental policies (2) and (7) above not to prohibit any transaction that is permitted under Section 18 of the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder, as interpreted or modified, or as may otherwise be permitted by regulators having jurisdiction from time to time. The Trust understands that the staff of the SEC deems certain transactions that a Fund may enter into to involve the issuance of a senior security unless certain cash, U.S. government securities or other high grade debt instruments are deposited in a segregated account or are otherwise covered. Such transactions include: short sales, reverse repurchase agreements, forward contracts, futures contracts and options thereon, options on securities and currencies, dollar rolls, and swaps, caps, floors and collars. Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Provisions of the 1940 Act permit each Fund to borrow from a bank, provided that  each Fund maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with exceptions for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes.

For purposes of fundamental policy (4) above, all swap agreements and other derivative instruments that were not classified as commodities or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts.

Temporary Defensive Positions

Each of the Funds may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash, commercial paper, or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions. In doing so, a Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Borrowings

The Trust, on behalf of each Fund, has entered into a revolving credit facility agreement (the "Credit Agreement") with The Bank of New York Mellon whereby the Funds may borrow for the temporary funding of shareholder redemptions with respect to Class K and Institutional Class shares or for other temporary or emergency purposes . Pursuant to allocation procedures adopted by the Board, it is anticipated that the Classes borrowing pursuant to the Credit Agreement shall bear any expenses associated with the credit facility or borrowings thereunder.

The Credit Agreement permits the Funds to borrow up to an aggregate commitment amount of $50 million (the "Commitment Limit") at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Agreement. A Fund may borrow up to the maximum amount allowable under its current Prospectus and this SAI, subject to various other legal, regulatory or contractual limits.

Borrowing results in interest expense and other fees and expenses for Class K and Institutional Class shares that may impact such classes' expenses, including any net expense ratios. The costs of borrowing may reduce the total returns for these classes. If a Fund borrows pursuant to the Credit Agreement, that Fund is charged interest on the amount borrowed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility based on such Fund's average net asset value attributable to the share classes for which the facility is maintained.

Risks

The principal risks of investing in each of the Funds are summarized in the Prospectus under the Fund summaries, and discussed in more detail under "Principal Risks."

The discussion below is meant to supplement these sections of the Prospectus by addressing certain non-principal risks, and providing additional detail regarding certain of the principal risks.

Accelerated Transactions

For a Fund to take advantage of certain available investment opportunities, the Baillie Gifford Overseas Limited (the "Manager") may need to make investment decisions on an expedited basis. In such cases, the information available to the Manager at the time of an investment decision may be limited. The Manager may not, therefore, have access to the detailed information necessary for a full analysis and evaluation of the investment opportunity.

Conflicts of Interest

An investment in the Funds may be subject to a number of actual or potential conflicts of interest. For example, the Trust's manager, Manager or its affiliates may provide services to the Funds, such as securities lending agency services, custodial, administrative, bookkeeping, and accounting services, transfer agency and shareholder servicing, securities brokerage services, and other services for which the Funds would compensate the Manager and/or such affiliates. The Funds may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Manager. There is no assurance that the rates at which a Fund pays fees or expenses to the Manager or its affiliates, or the terms on which it enters into transactions with the Manager or its affiliates will be the most favorable available in the market generally or as favorable as the rates the Manager makes available to other clients. Because of its financial interest, the Manager may have an incentive to enter into transactions or arrangements on behalf of a Fund with itself or its affiliates in circumstances where it might not have done so in the absence of that interest.

The Manager and its affiliates serve as investment adviser to other clients and may make investment decisions that may be different from those that will be made by the Manager on behalf of the Fund. For example, the Manager may provide asset allocation advice to some clients that may include a recommendation to invest in or redeem from particular issuers while not providing that same recommendation to all clients invested in the same or similar issuers. The Manager may (subject to applicable law) be simultaneously seeking to purchase (or sell) investments for a Fund and to sell (or purchase) the same investment for accounts, funds, or structured products for which it serves as asset manager, or for other clients or affiliates. The Manager and its affiliates may invest for clients in various securities that are senior, pari passu or junior to, or have interests different from or adverse to, the securities that are owned by a Fund. The Manager or its affiliates, in connection with its other business activities, may acquire material non-public confidential information that may restrict the Manager from purchasing securities or selling securities for itself or its clients (including the Funds) or otherwise using such information for the benefit of its clients or itself.

The foregoing does not purport to be a comprehensive list or complete explanation of all potential conflicts of interests which may affect the Funds. The Funds may encounter circumstances, or enter into transactions, in which conflicts of interest that are not listed or discussed above may arise.

Convertible Securities

The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because convertible securities may be converted at either a stated price or a stated rate into underlying shares of common stock. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease such Fund's return.

Derivatives

A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject a Fund to the potential for unlimited loss.

Management Risk

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit and Counterparty Risk

The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms. To the extent a Fund has significant exposure to a single or small group of counterparties, this risk will be particularly pronounced.

Liquidity Risk

Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk

Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Manager in accordance with procedures approved by the Board (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. In accordance with the 1940 Act restrictions on "senior securities" and SEC staff interpretations on potential leverage through derivatives, a Fund that engages in derivatives trading routinely segregates liquid assets and/or "covers" its derivatives positions. While one purpose of segregation and coverage is to mitigate the downside risks of leverage, these practices do not eliminate such risks and cannot prevent a Fund from incurring losses (including significant reductions in net asset value) as a result of investing in derivatives. Leverage risk may be especially applicable to Funds that may write uncovered (or "naked") options.

Lack of Availability

Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If the Manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because such Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. In addition, a Fund's use of derivatives may affect the amount, timing or character of distributions payable to, and thus taxes payable by, shareholders. Derivative instruments are also subject to the risk of ambiguous documentation. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Emerging Markets Risk

The risks described above apply to an even greater extent to investments in emerging market countries.

Less Developed Economies Risk

The securities markets of emerging market countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and other developed foreign countries, and disclosure and regulatory standards in many respects are less stringent.

The economies of individual countries may differ favorably or unfavorably and significantly from the U.S. economy in such respects as growth of gross domestic product ("GDP") or gross national product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, structural unemployment and balance of payments position.

The domestic economies of emerging market countries are generally not as diversified as those of the U.S. and certain Western European countries. A significant portion of many of such countries' national GDPs are represented by one commodity, such as oil, or groups of commodities. World fluctuations in the prices of certain commodities, such as the price of oil, may significantly affect the economy involved.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries' economies and securities markets.

Emerging market economies may also be dependent on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Governmental & Political Risk

In addition, the securities markets of emerging market countries are typically subject to a lower level of monitoring and regulation.

Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging market countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.

In many cases, governments of emerging market countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Consequently, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. In addition, investor sentiment toward companies in otherwise unrelated markets may be influenced by adverse events in other foreign markets. Also, such local markets typically offer less regulatory protections for investors.

Political change or instability, including the risks of war or terrorism, may adversely affect the economies and securities markets of such countries. Expropriation, nationalization or other confiscation due to political change could result in a Fund's loss of its entire investment in the country involved. The possibility or reality of nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, widespread corruption, political or social instability or diplomatic developments could affect adversely the economies of countries and the value of the Funds' investments in those countries.

Liquidity Risk

Lack of liquidity and efficiency and/or government imposed quotas in certain of the stock markets or foreign exchange markets in certain emerging market countries may mean that from time to time the Manager may experience more difficulty in purchasing or selling holdings of securities than it would in a more developed market. Restrictions on day trading, manual trading, block trading and/or off-exchange trading may mean that the Fund's investment options will be limited.

The financial markets in emerging market countries are also undergoing rapid growth and changes. This may lead to increased trading and pricing volatility, suspension risk and difficulties in settlement of securities.

Custody Risk

The custodial systems in countries with emerging markets may also not be fully developed.

There may be limited regulatory oversight of certain foreign sub-custodians that hold foreign securities subject to the supervision of the Funds' primary US-based custodian, The Bank of New York Mellon. The Funds may be limited in their ability to recover assets if a foreign sub-custodian becomes bankrupt or otherwise unable or unwilling to return assets of the Funds, which may expose the Funds to risk, especially in circumstances where the Funds' primary custodian may not be contractually obligated to make the Funds whole for the particular loss.

Investments in emerging markets may also carry risks associated with failed or delayed settlement of market transactions and with the registration and custody of securities. Prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose a Fund to credit and other risks. Similarly, the reliability of trading and settlement systems in some emerging markets may not be equal to that available in more developed markets which may result in problems in realizing investments.

Special Risks of Investing in Asian Securities

In addition to the risks of foreign investments and emerging market countries investments described above, investments in Asia are subject to other risks.

The economies of Asian countries are at varying levels of development. Markets of countries whose economies are in the early stages of development typically exhibit a high concentration of market capitalization and have less trading volume, lower liquidity, and more volatility that more developed markets. Some Asian countries depend heavily on foreign trade. The economies of some Asian countries are not diversified and are based on only a few commodities or industries.

Investments in Asia also are susceptible to social, political, legal, and operational risks. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of their financial markets and in some countries less financial information is available than is typical of more developed markets. Some Asian countries restrict direct foreign investment in securities markets, and investments in securities traded on those markets may be made, if at all, only indirectly (e.g., through Depositary Receipts, as defined below in the Investment Glossary).

Asian countries periodically experience increases in market volatility and declines in foreign currency exchange rates. Currency fluctuations affect the value of securities because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar. Fluctuations in currency exchange rates can also affect a country's or company's ability to service its debt.

The political and economic prospects of one Asian country or group of Asian countries can affect other countries in the region. For example, the economies of some Asian countries are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis, or a decline in currency valuation in one Asian country may spread to other Asian countries.

Special Risks of Investing in Latin American Securities

Although there have been significant improvements in recent years, the Latin American economies continue to experience significant problems.

High inflation rates and high interest rates persist. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.

The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. There is no assurance that economic initiatives will be successful. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities.

Special Risks of Investing in Eastern European Securities

Specific risks vary greatly between the various Eastern European markets, but they include corporate governance, fiscal stability, banking regulations, European Union accession and continued membership, global commodity prices, political stability and market liquidity.

In addition, the social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, may be particularly pronounced relative to investments in more developed countries. Russia's system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by "share extracts" from the register or, in certain circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the security, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision, nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence, or even mere oversight. Where necessary, the Funds will endeavor to ensure that their interests are appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations. However, these share extracts have no legal enforceability and it is possible that a subsequent illegal amendment or other fraudulent act may deprive the Funds of their ownership rights or improperly dilute their interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of a loss of share registration. Further, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty's failure to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations because of theft or other reasons.

Special Risks of Investing in South African Securities

Specific risks include the transfer of assets to Black Economic Empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Special Risks of Investing in Middle Eastern Securities

Specific risks include political uncertainty and instability, widespread unemployment and social unrest. In addition, many economies in the Middle East are highly reliant on income from sales of oil or trade with countries involved in the sale of oil, and their economies are therefore vulnerable to changes in the market for oil and foreign currency values.

Forward Foreign Currency Transactions

Each Fund may invest in forward foreign currency transactions. In a forward foreign currency contract, a Fund agrees to buy in the future an amount in one currency in return for another currency, at an exchange rate determined at the time the contract is entered into. If currency exchange rates move against the Fund's position during the term of the contract, the Fund will lose money on the contract. There is no limit on the extent to which exchange rates may move against a Fund's position. The markets for certain currencies may at times become illiquid, and a Fund may be unable to enter into new forward contracts or to close out existing contracts. Forward currency contracts are entered into in the over-the-counter market, and a Fund's ability to profit from a contract will depend on the willingness and ability of its counterparty to perform its obligations under the contract. Use by the Funds of foreign currency forward contracts may also give rise to leverage.

Initial Public Offerings

Each Fund may purchase securities in initial public offerings ("IPOs"). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to such Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Lack of Operating History

As of the date of this SAI, The Asia Ex Japan Fund has not yet commenced operations. Therefore, there is no operating history to evaluate this Fund's future performance. The past performance of other investment funds managed by the Manager cannot be relied upon as an indicator of a Fund's success, in part because of the unique nature of each Fund's investment strategy. An investor in each Fund must rely upon the ability of the Manager in identifying and implementing investments. There can be no assurance that such personnel will be successful in identifying and implementing investment opportunities for each Fund.

Legal and Regulatory Risk

Legal, tax, and regulatory changes could occur that may adversely affect the Funds. New (or revised) laws or regulations or interpretations of existing law may be issued by the U.S. Internal Revenue Service (the "IRS") or U.S. Treasury Department, the U.S. Commodities Futures Trading Commission (the "CFTC"), the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets that could adversely affect the Funds. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the U.S.

The Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. In addition, the securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators, and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies.

The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

Finally, recent regulations require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements would apply to loan participations, syndicated loans, and loan assignments.

Liquidity Risk

Liquidity risk is the risk that the Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which a Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for a Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. A Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund. The SEC recently adopted Rule 22e-4, which requires the Funds to adopt a liquidity risk management program. Under its program, a Fund must assess and manage its liquidity risk, including classifying investments into specific liquidity categories, and maintaining a portion of its holdings in cash and assets that can be converted to cash within three business days. The Funds so not expect Rule 22e-4 to have a significant effect on investment operations.

Preferred Stocks

Investment in preferred stocks involves certain risks. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity securities or interest rates. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If a Fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer's call. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer's capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Quality Investment Style

A "quality" style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market.

Repurchase Agreements

If the seller under a repurchase agreement becomes insolvent, a Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Also, if a seller defaults, the value of such securities may decline before a Fund is able to dispose of them.

Restricted Securities

Restricted securities may be less liquid than securities registered for sale to the general public. The liquidity of a restricted security may be affected by a number of factors, including, among others: (i) the creditworthiness of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; (v) the nature of any legal restrictions governing trading in the security; and (vi) the nature of the security and the nature of marketplace trades. There can be no assurance that a liquid trading market will exist at any time for any particular restricted security. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

Section 4(a)(2) Commercial Paper and Rule 144A Securities

The Funds may invest in section 4(a)(2) paper, which is sold to institutional investors who agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the Securities Act of 1933, as amended (the "1933 Act"). Section 4(a)(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(a)(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers. Section 4(a)(2) paper and Rule 144A securities will not be considered illiquid for purposes of the Fund's limitation on illiquid securities if the Manager (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(a)(2) paper or Rule 144A securities.

Large Shareholder Risk

To the extent that a significant portion of a Fund's shares are held by a limited number of shareholders or their affiliates, there is a risk that the subscription and redemption activities of these shareholders with regard to Fund shares could disrupt such Fund's investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). In addition, institutional separate accounts managed by the Manager may invest in a Fund and, therefore, the Manager at times may have discretionary authority over redemption decisions by a significant portion of the investor base holding shares of a Fund. In such instances, the Manager's decision to make changes to or rebalance its client's allocations in the separate accounts may impact the Fund's performance.

Warrants

The risks of a warrant are similar to the risks of a purchased call option. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of changes in the value of the underlying security or obligation or due to speculation in the market for the warrants or other factors. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities; their prices may have significant volatility and it is possible that a Fund will lose its entire investment in a warrant. A Fund's failure to exercise a warrant or subscription right to purchase common shares in an issuer might result in the dilution of the Fund's interest in the issuing company.

Disclosure of Fund Investments

The Board of Trustees has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Disclosure Policies"). The Board of Trustees may modify the Disclosure Policies at any time without notice.

The Disclosure Policies permit portfolio holdings information to be disclosed prior to the time that such information is disclosed through a public filing with the SEC or on the Funds' publicly available website to (i) the Manager and its affiliates, (ii) third party service providers who require access to the information to fulfill their duties to a Fund (including the Trust's custodian and administrator, transfer agent, independent registered public accounting firm, legal counsel, broker-dealers when requesting bids for or price quotations on securities and brokers in the normal course of trading), and (iii) shareholders and prospective shareholders (or their consultants and agents) of the Funds under the circumstances described below.

Quarterly Disclosure

In accordance with the Disclosure Policies, the Manager will disclose portfolio holdings of the Funds as of the end of each calendar quarter at http://USmutualfund.bailliegifford.com with a lag time of approximately 10 days after the end of the quarter.

The Manager has entered into ongoing arrangements to provide certain Fund portfolio holdings disclosure to the following persons or entities:

Entity	Reason for disclosure	Frequency	Delay Before Dissemination
Baillie Gifford Overseas Limited and its affiliates	To fulfill duties as Manager of the Funds	Daily	None
The Bank of New York Mellon ("BNYM")	To fulfill duties as custodian, administrator, and transfer agent of the Funds	Daily	None
BBD, LLP	To fulfill duties as Auditor of the Funds	During annual audit	None
Ropes & Gray LLP	To fulfill duties as Legal counsel to the Trust	For regulatory filings, board meetings, and other relevant legal issues	None
Merrill Corporation	To fulfill duties as financial printer and filing agent for the Funds	For regulatory filings and other printing purposes	None
Broker-dealers	When requesting bids for or price quotations on securities and brokers in the normal course of trading	Upon request	Five days

Conditional Disclosure

In accordance with the Disclosure Policies, the Manager may also disclose non-public portfolio holdings information to other persons if the following three conditions are met:

  the recipients are subject to a confidentiality agreement with respect to such information, which includes a prohibition on trading on such information and the recipient's agreement to destroy the information upon a written request from the Manager;

  the Trust's Chief Executive Officer and/or Chief Compliance Officer (each, being an "Authorizing Person") determines that disclosure is in the best interest of the Fund and its shareholders.

  In determining whether disclosure is in the best interests of a Fund and its shareholders, the Authorizing Person shall consider whether any potential conflicts exist between the interests of Fund shareholders and the Manager and its affiliates; and

  the information is limited to that which the Manager believes is reasonably necessary to serve the purposes for which disclosure has been approved.

The Manager must also report any such disclosures to the Board at their next regularly scheduled meeting. This report must then be maintained by the Chief Compliance Officer or his/her designee for 6 years from the end of the fiscal year in which any exception was granted, the first 2 years in an easily accessible place.

In determining whether disclosure is in the best interests of a Fund and its shareholders, the Authorizing Person shall consider whether any potential conflicts exist between the interests of Fund shareholders and the Manager. Such exceptions must be reported to the Board at their next regularly scheduled meeting. The Trust may modify its policies and procedures regarding portfolio holdings disclosure at any time without notice.

Disclosure Practices for Other Clients

The Manager and its affiliates advise and/or sub-advise registered investment companies and other pooled investment vehicles, which may be subject to different portfolio holdings disclosure policies than the Funds. Neither the Manager nor the Board exercises control over such policies. In addition, the separate account clients of the Manager and its affiliates have access to their portfolio holdings and are not subject to the Funds' portfolio holdings disclosure policies. In addition, some of these clients have substantially similar investment objectives and strategies as the Funds and therefore potentially similar portfolio holdings as the Fund.

Compensation for Disclosure

A Fund's portfolio holdings may not be disclosed for compensation.

Investment Glossary

This section provides definitions of various terms, securities and investment techniques included in the Prospectus and this SAI. This SAI does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager and the individual portfolio managers.

Asia

References in the Prospectus and this SAI to "Asia" denote the region encompassing China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, the Philippines, Singapore, Taiwan and Thailand as well as other countries located in Asia, as determined by the Manager.

Australasia

References in the Prospectus and this SAI to "Australasia" denote the region encompassing New Zealand, Australia, Papua New Guinea, and neighboring islands in the Pacific Ocean.

Common Stocks

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests.

Convertible Securities

Convertible securities are fixed income securities that may be converted at either a stated price or a stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed income and equity securities. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

Like fixed income securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. However, there can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Cyber-attacks

Cyber-attacks include, among other things, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption.

Depositary Receipts

Depositary Receipts generally evidence an ownership interest in a corresponding security on deposit with a financial institution. Transactions in Depositary Receipts usually do not settle in the same currency as the underlying securities are denominated or traded.

American Depositary Receipts ("ADRs") are typically publicly traded trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity.

Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs"), and other types of depositary receipts are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

Derivatives

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes.

Eastern European Securities

References in the Prospectus and this SAI to "Eastern European Securities" denote securities issued by companies located in Bulgaria, Croatia, Cyprus, Czech   Republic, Estonia, Greece, Hungary, Latvia, Lithuania, Macedonia, Poland,   Romania, Russia, Serbia, Slovak Republic, Slovenia, Turkey or Ukraine, as well as other countries in Eastern Europe, as determined by the Manager.

Far Eastern Securities

References in the Prospectus and this SAI to "Far Eastern Securities" denote securities issued by companies located in China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, the Philippines, Taiwan, Thailand or Singapore, as well as other Asian countries, as determined by the Manager.

Currency Forward Contracts

In a forward foreign currency contract, a Fund agrees to buy in the future an amount in one currency in return for another currency, at an exchange rate determined at the time the contract is entered into.

Industry

References in the Prospectus and this SAI to "Industries" has the meaning ascribed to this term by the Manager, from time to time.

Latin American Securities

References in the Prospectus and this SAI to "Latin American Securities" denote securities issued by companies located in Argentina, Brazil, Chile, Colombia, Mexico or Peru, as well as other countries located in Latin America, as determined by the Manager.

Non-U.S. Securities

The Funds may invest in non-U.S. securities. Non-U.S. securities may include, but are not limited to, securities of companies that are organized and headquartered outside the U.S.; non-U.S. equity securities as designated by commonly-recognized market data services; U.S. dollar- or non-U.S. currency-denominated corporate debt securities of non-U.S. issuers; securities of U.S. issuers traded principally in non-U.S. markets; non-U.S. bank obligations; U.S. dollar-or non-U.S. currency-denominated obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities; and securities of other investment companies investing primarily in non-U.S. securities. When assessing compliance with investment policies that designate a minimum or maximum level of investment in "non-U.S. securities" for a Fund, the Manager may apply a variety of factors (either in addition to or in lieu of one or more of the categories described in the preceding sentence) in order to determine whether a particular security or instrument should be treated as U.S. or non-U.S. For more information about how the Manager may define non-U.S. securities for purposes of a Fund's asset tests and investment restrictions, see the Fund's principal investments and strategies under "Principal Investment Strategies" in the Prospectus. For more information about how the Manager may determine whether an issuer is located in a particular country, see "Additional Investment Strategies–Location of Issuers."

Middle Eastern Securities

References  in the Prospectus and this SAI to "Middle Eastern Securities" denote securities issued by companies located in Egypt, Israel, Qatar or United Arab Emirates, as well as other Middle Eastern countries as determined by the Manager.

Preferred Stocks

Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer's liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer's common stock, and thus represent an ownership interest in the issuer.

Quality Investment Style

A "quality" style of investing emphasizes companies with high returns on equity, stable earnings per share growth, and low financial leverage.

Repurchase Agreements

A Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

Restricted Securities

The Funds may hold securities that have not been registered for sale to the public under the U.S. federal securities laws pursuant to an exemption from registration.

Rule 144A Securities

Rule 144A Securities are securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act.

Section 4(a)(2) Commercial Paper

The Funds may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the "1933 Act"). This commercial paper is commonly called "Section 4(a)(2) paper." Section 4(a)(2) paper is sold to institutional investors who must agree to purchase it for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(a)(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(a)(2) paper.

Sector

References in the Prospectus and this SAI to "Sectors" has the meaning ascribed to this term by the Manager, from time to time.

Senior Securities

Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made.

South African Securities

References in the Prospectus and this SAI to "South African Securities" denote securities which are issued by companies located in South Africa.

Synthetic Convertible Securities

"Synthetic" convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments.

Warrants

The holder of a warrant or right typically has the right to acquire securities or other obligations from the issuer of the warrant or right at a specified price or under specified conditions.

Yankee Bonds

A Fund may invest in U.S. dollar-denominated bonds sold in the U.S. by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the U.S., such bond issues normally carry a higher interest rate but are less actively traded.

Shares

How to Buy & Redeem Shares

The procedures for purchasing shares of a Fund are summarized in the Prospectus under "Shares—How to Buy Shares".

The procedures for redeeming shares of a Fund are summarized in the Prospectus under "Shares—How to Sell Shares".

Share Prices

As described in the Prospectus under the heading "Shares—–How Shares are Priced", the purchase price of each share is based on the net asset value of the relevant share class.

Pricing and Valuation Procedures

Delegation to BNYM

The Board delegates primary responsibility for determining or causing to be determined the value of each Fund's investments to the Trust's administrator, BNYM, pursuant to pricing policies and procedures adopted by the Board (the "Pricing and Valuation Procedures").

The Board has also appointed Intercontinental Exchange, Inc. ("ICE") as a third-party valuation vendor. ICE provides, among other things, an adjustment for non-U.S. securities in the Funds based on certain factors and methodologies applied by ICE on each day the Funds are valued.

Role of the Manager

The Pricing and Valuation Procedures include methodologies to be followed by a fair value pricing group established by the Manager (the "FVP Group") in determining the fair values of portfolio securities and other assets held by the Funds for which market quotations are not readily available, and the Valuation Committee of the Board reviews these fair values.

The FVP Group also regularly reviews each Fund's holdings and valuations and notifies the Administrator promptly if it reasonably believes that the current valuation of a particular security or other instrument may not reflect fair market value. In addition, members of the FVP Group are available to consult with the Administrator or the Board in the event of a pricing problem and to participate in meetings of the Valuation Committee of the Board.

The Manager also conducts a review of the Pricing and Valuation Procedures annually and reports to the Board on the outcome of that review.

Generally, the FVP Group or its representatives may, in their discretion, consult with the Valuation Committee of the Board.

Role of the Board

The Trust's Valuation Committee was established by the Board to oversee the FVP Group's determinations on behalf of the Board. The Valuation Committee provides oversight by:

  periodically reviewing information from BNYM, the Manager and the FVP Group regarding valuation (including fair value determinations made pursuant to the Pricing and Valuation Procedures).

  Meeting, at least annually, with the members of the FVP Group, and having members of the FVP Group available to advise the Valuation Committee or the Board in connection with reviews of FVP Group fair value determinations.

  Consulting and reviewing any fair value decisions by the FVP Group relating to one or more securities or other instruments held by a Fund that would impact the NAV of such Fund above a threshold established by the Pricing and Valuation Procedures.

The Board also provides oversight by:

  Reviewing and ratifying, if appropriate, any change to a pricing methodology established by the FVP Group must be presented for ratification by the Board at the next scheduled Board meeting at which valuation matters are ordinarily reviewed.

  Reviewing, and if appropriate, approving the Pricing and Valuation Procedures annually, and these methods may be amended or supplemented from time to time.

Pricing Methodologies

The following summarizes the methods typically used to determine values for the noted types of securities or instruments by BNYM pursuant to the Pricing and Valuation Procedures:

  Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation, the most recent quoted bid price.

  Debt instruments are generally valued using quotes obtained from independent, third-party pricing agents. Certain short-term debt obligations are valued at amortized cost.

  Options are generally valued at the last quoted sale price. If there is no reported sale on the date of valuation, positions are priced at the mean on the last day the option trades.

  Futures contracts are valued at the settlement price established each day by the board of the exchange on which they are traded. On days when there is excessive volume, market volatility or the future does not end trading by the time the Fund calculates its net asset value, the settlement price may not be available at the time at which the Fund calculates its net asset value. On such days the best available price (which is typically the last sales price) may be used to value the Fund's futures position. A Fund that uses the best available price when the settlement price is not available will not consider any difference between the eventual settlement price and the best available price used to be the basis for determining that an incorrect net asset value calculation has occurred.

  Forward foreign currency exchange contracts are generally valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate at 4:00 p.m. Eastern Time, and the thirty, sixty, ninety and one-hundred and eight day forward rates provided by an independent, third-party source.

  Swaps are generally priced based on valuations provided by an independent third-party pricing agent.

  Redeemable securities issued by open-end investment companies are generally valued at the investment company's applicable net asset value, with the exception of exchange-traded funds, which are generally priced as equity securities.

  Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued by a bid price from at least one independent broker from a list provided by the Manager.

  Non-U.S. securities and instruments Foreign (non-U.S.) securities and instruments are priced as set forth in these procedures for the particular type of security (i.e., equity securities, debt securities, etc.). The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates obtained from pricing services at 4:00pm Eastern Time on each day that the New York Stock Exchange is open for regular trading. Pursuant to contractual arrangements maintained by the Administrator, exchange rates are provided daily by recognized independent pricing agents. The Board has also appointed a third-party fair valuation vendor to provide an adjustment for foreign (non-U.S.) securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied on each day that the Funds are valued. The Board also establish a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. Depending on the confidence interval established for a Fund and the market dynamics for investments by that Fund, adjustments may affect the NAV of the Fund on a frequent, and even daily, basis. Each Fund will value non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided. In such event, it shall not be necessary to hold a Board or FVP Group meeting. The trigger for adjustment and the confidence interval are reviewed periodically by the FVP Group, with any proposed changes being presented to the Board, and the FVP Group's annual reporting to the Board shall include recommendations as to either the sufficiency of or any recommended changes to the trigger for adjustment and the confidence interval. Representatives of the FVP Group or other personnel of the Manager may assist the Board in their review of the trigger for adjustment and the confidence interval, at the Board's request

Election under Rule 18f-1

The Trust, on behalf of each Fund included in this SAI, has made an election pursuant to Rule 18f-1 under the 1940 Act committing each such Fund to pay in cash any request for redemption received during any 90-day period of up to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of the period. This election is irrevocable without prior approval by the SEC. Each Fund reserves the right to pay redemption proceeds in-kind except as described above.

Trustees and Trust Officers

Trustee Responsibilities and Powers

The Board is responsible for the overall management and supervision of the Trust's affairs and for protecting the interests of shareholders. The Board is composed of six Trustees. Each Trustee oversees, and each officer serves, all thirteen series of the Trust (twelve of which are offered in this SAI) which constitute the Baillie Gifford Funds complex, four of which has not commenced operations as of December 31, 2016.

The Declaration of Trust permits the Board to:

  Issue shares. The Board can issue an unlimited number of full and fractional shares of beneficial interest which are presently divided into thirteen funds (or "Series Funds"), twelve of which are offered in this SAI. Each share of a Series Fund represents an equal proportionate interest in such Series Fund with each other share of that Series Fund and is entitled to a proportionate interest in the dividends and distributions from that Series Fund.

  The Board can also subdivide any Series Fund into sub-series (or "Classes") of shares with such dividend preferences and other rights as the Board may designate. Each Series Fund is currently divided into at least two Classes. This power to subdivide Series Funds is intended to allow it to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a Series Fund to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. Each share of a Series Fund represents an equal proportionate interest in that Series Fund with each other share, subject to the different preferences of each Class of that Series Fund.

  Establish new portfolios or series. The Board may establish one or more additional separate Series Funds (i.e., a new fund) or merge two or more existing Series Funds. Shareholders' investments in such an additional or merged portfolio may be evidenced by a separate Series Fund.

  Charge shareholders. The Board may charge shareholders directly for custodial, transfer agency and servicing expenses.

  Allocate other expenses. Any general expenses of the Trust that are not readily identifiable as belonging to a Series Fund are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Series Fund, certain expenses may be legally chargeable against the assets of all Series Funds.

  Terminate the Trust or any Fund. The Board may terminate the Trust or any Series Fund upon written notice to the shareholders.

Trustee Appointments

The substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the current Trustees should serve as a Trustee. Generally, no one factor was decisive in the nomination or appointment of an individual to the Board.

Among the factors the Board considers when concluding that an individual should serve as a Trustee are the following:

  the individual's business and professional experience and accomplishments;

  the individual's ability to work effectively with the other Trustees;

  the individual's prior experience, if any, in the investment management industry;

  the individual's prior experience, if any, serving on the boards of public companies (including, when relevant, other investment companies) and/or other complex enterprises and organizations; and

  how the individual's skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

Trustee Nominations by Shareholders

Any shareholder may nominate a person to become a Trustee. To nominate a person for the Nominating and Governance Committee's consideration, a shareholder must submit their recommendation in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust (c/o Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, United Kingdom EH1 3AN). The recommendation must include:

  biographical information regarding the candidate, the number of shares of each Fund owned of record and beneficially by the candidate (as reported to the recommending shareholder by the candidate), any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations promulgated thereunder, and whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust, and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination;

  the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected;

  the recommending shareholder's name as it appears on the Trust's books;

  the number of all shares of each Fund owned beneficially and of record by the recommending shareholder; and

  a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder.

In addition, the Nominating and Governance Committee may require the candidate to furnish such other information as it may deem necessary or appropriate to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Nominating and Governance Committee considers and evaluates nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. The Nominating and Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that it will determine to nominate any person, even if properly recommended and considered in accordance with this paragraph.

The following table sets out information on each of the Trustees, including an overview of the considerations that led the Board to conclude that each individual currently serving as a Trustee should serve as a Trustee.

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served as Trustee	Principal Occupation and Other Directorships Held During Past 5 Years(2)	Considerations relevant to appointment as Trustee (see also "Trustees and Trust Officers–Trustee Appointments" above)	Portfolios in Trust overseen by Trustee	Dollar range(3) of Shares held in each Series Fund (USD)	Aggregate Dollar Range(3) of Shares held in all Series Funds (USD)
Disinterested Trustees (as defined in the 1940 Act)
George W. Browning 1941	Trustee, Chair of the Nominating and Governance Committee	Since 2007	Retired. Formerly: Managing Director, Client Service, Babson Capital Management, LLC (investment adviser).	George W. Browning has over 35 years of professional experience in the investment management and financial services industries. Most recently, as Managing Director of Babson Capital Management, LLC until 2006, Mr. Browning was responsible for the relationship management of many of the firm's institutional clients, the duties of which included reporting on portfolio management, strategy, performance and governance.	13	The Long Term Global Growth Equity Fund - $10,001-$50,000	$10,001-$50,000
Howard W. Chin 1952	Trustee	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).	Howard W. Chin has over 27 years of professional experience in the asset management industry. Most recently, as Managing Director of Fixed Income Securities at Guardian Life Insurance Company of America until 2013, Mr. Chin was responsible for managing multi-billion dollar structured products portfolios for Guardian's mutual funds, and general account. In addition, Mr. Chin was a member of the Investment Committee that determined Guardian's asset allocation among the various fixed income sectors.	13	None	None
Pamela M. J. Cox 1952	Trustee	Since 2017	Senior Associate (non-resident), CSIS (think tank). Formerly: Senior Vice President; Vice President East Asia, World Bank Group (international bank & financial services).	Pamela M. J. Cox has over 32 years professional experience inthe World Bank Group, providing investment project financing, especially inemerging markets. At the time of her retirement in 2013, she was Senior VicePresident, leading strategy and business development. She previously heldpositions as Vice President East Asia and Vice President Latin America, overseeingbusiness strategy, operations, client relationships, policy formulation andgovernance.	13	None	None
Bruce C. Long 1945	Trustee	Since 2009	Global Financial Consultant. Formerly: CEO, K-Stream LLC (financial services); Consultant, DALBAR, Inc. (financial measurements); Consultant, Carpenter Group (financial services).	Bruce C. Long has over 46 years of professional experience in the securities, insurance, banking, trust company, and investment management industries. Currently, Mr. Long is a consultant for international clients in the financial services industry with global distribution. Until 2008, Mr. Long was Executive Vice President of Guardian Life Insurance Company of America and President of The Guardian Insurance & Annuity Company, Inc., overseeing all registered products manufacturing and distribution	13	The Long Term Global Growth Equity Fund - $10,001-$50,000	$10,001-$50,000
Robert E. Rigsby 1949	Trustee, Chair of the Audit & Oversight Committee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Resources, Inc. (electric and gas energy company).	Robert E. Rigsby has over 30 years of broad professional experience in the energy industry. At the time of his retirement in 2002, he was President and COO of the Delivery Business at Dominion Resources, Inc. He previously held positions of Executive Vice President, Senior Vice President Finance & Controller, Vice President Human Resources, and Vice President Information Systems. Since his retirement, Mr. Rigsby has held leadership positions on the governing boards of two universities and several foundations.	13

The EAFE Choice Fund - $1-$10,000

The EAFE Fund - $1-$10,000

The EAFE Pure Fund - $1-$10,000

The Emerging Markets - $1-$10,000

The Global Alpha Equity Fund - $1-$10,000

The International Equity Fund - $1-$10,000

The Long Term Global Growth Equity Fund - $1-$10,000

							$10,001-$50,000
Interested Trustee (as defined in the 1940 Act)
David W. Salter 1975	Trustee, Chairman of the Board, President. Formerly, Vice President.	Since 2016	Partner, Baillie Gifford & Co. (investment adviser); CEO & Chairman, Baillie Gifford Funds Services LLC (broker-dealer).	David Salter has 18 years of professional experience in the investment management and financial services industries. As CEO and Chairman of the Baillie Gifford Funds Services LLC (the "Distributor") and a Partner of the Manager's parent company, Baillie Gifford & Co., Mr. Salter is also involved in the oversight of products offered by the Distributor and oversight of the operations of the Manager.	13	None	None

(1) The address of each Trustee and officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, United Kingdom EH1 3AN.

(2) Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

(3) Values given are as of December 31, 2016.

Five of the Trustees are not "interested persons" (as that term is defined in the 1940 Act) of the Trust ("Disinterested Trustees"). The sixth Trustee, who serves as Chairman of the Board, is an "interested person" of the Trust by reason of his affiliation with the Manager and his role as an officer of the Trust. The Trust does not have a lead independent trustee. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to oversee the Funds, after taking into account the characteristics of the Funds and their investment strategies and policies. For a discussion of the Board's role in risk oversight of the Funds, please see "Manager—Oversight by the Board" below.

There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. Thereafter, such Trustee offers to tender his or her resignation from the Board, and the Nominating and Governance Committee, at its discretion, makes a recommendation to the Board whether to accept or reject such resignation annually. The Chairman of the Board and the officers of the Trust, including the President of the Trust, are elected annually by the Board.

To the Trust's knowledge, as of December 31, 2016, none of the Disinterested Trustees or their immediate family members owned securities in the Manager or the Distributor, nor did they own securities in any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Trustee Meetings

The Board meets periodically throughout the year to oversee the Trust's activities, review contractual arrangements with certain service providers, monitor compliance with regulatory requirements, and review performance.

Committees

The Board has four standing committees, as follows:

Committee	Functions	Membership	Chair	Meeting Frequency	Meetings during last fiscal year
Audit Oversight Committee	Oversees the Trust's accounting and financial reporting policies and practices, its internal controls, and the quality and objectivity of the Trust's financial statements. Acts as liaison between the Trust's independent registered public accounting firm and the Board. Mr. Rigsby serves as Chairman of the Audit Oversight Committee.	Disinterested Trustees only	Mr. Rigsby	Annually	1
Nominating and Governance Committee	Identifies, evaluates and recommends candidates to serve as Disinterested Trustees and reviews the composition of the Board. Reviews and recommends Disinterested Trustee compensation.	Disinterested Trustees only	Mr. Browning	Annually	4
Performance Committee	Enhances the communication between the Manager and the Disinterested Trustees regarding Fund performance Discusses Fund performance matters relating to the most recent quarter and for such other purposes as the Performance Committee may determine	All Trustees	No chair	After each calendar quarter-end	4
Valuation Committee	Oversees the determination of the fair value of securities and assets for which market quotations are not "readily available" by the FVP Group in accordance with the 1940 Act.	All Trustees	No chair	As required	1

(1) The Nominating and Governance Committee will consider nominees recommended by shareholders. For a description of the procedures to be followed by security holders to submit recommendations, see "Trustees and Trust Officers—Trustee Appointments—Trustee Nominations by Shareholders" above.

Trustee Compensation

The following tables set forth a summary of the compensation received by each of the Trustees for services rendered as a Trustee and, if applicable, committee chair, for the fiscal year ended December 31, 2016. The Trust pays no compensation to its officers and interested Trustees of the Trust. For the fiscal year ended December 31, 2016, each Disinterested Trustee received a retainer fee of $70,000. The chairmen of the Audit Oversight Committee and the Nominating and Governance Committee received additional compensation of $6,500 and $3,500, respectively. Upon the recommendation of the Nominating and Governance Committee of the Board, the Board has approved an increase in the Disinterested Trustee's annual retainer fee to $85,000, effective as of January 1, 2017.

Aggregate Compensation from each Fund	George W. Browning, Trustee and Chairman of the Nominating and Governance Committee	Howard W. Chin, Trustee	Pamela M. J. Cox, Trustee(1)	Bruce C. Long, Trustee	Robert E. Rigsby, Trustee and Chairman of the Audit Oversight Committee	David W. Salter, Trustee(2)
The Asia Ex Japan Fund(3)	--	--	--	--	--	--
The EAFE Fund	$23,460.28	$22,343.12	--	$22,343.12	$24,417.83	--
The EAFE Choice Fund	$3,256.74	$3,101.65	--	$3,101.65	$3,389.66	--
The EAFE Pure Fund	$1,897.35	$1,807.00	--	$1,807.00	$1,974.79	--
The Emerging Markets Fund	$13,783.58	$13,127.22	--	$13,127.22	$14,346.18	--
The Global Alpha Equity Fund	$7,936.97	$7,559.04	--	$7,559.03	$8,260.93	--
The Global Select Equity Fund(3)	--	--	--	--	--	--
The International Concentrated Growth Fund(3)	--	--	--	--	--	--
The International Equity Fund	$18,466.19	$17,586.84	--	$17,586.85	$19,219.94	--
The Long Term Global Growth Equity Fund	$898.62	$855.83	--	$855.83	$935.29	--
The Positive Change Equity Fund(3)	--	--	--	--	--	--
The U.S. Equity Growth Fund(4)	$2.70	$2.57	--	$2.57	$2.81	--
Total Compensation from all Funds of the Trust(5)(6)	$73,500.00	$70,000.00	--	$70,000.00	$76,500.00	--

(1) Ms. Cox was appointed to serve as Trustee of the Trust effective July 1, 2017 and therefore did not receive any compensation from the Trust during the fiscal year ended December 31, 2016.

(2) The Trust pays no compensation to the Trustees who are interested persons of the Trust.

(3) The Fund had not yet commenced operations as of the end of the most recently completed fiscal year. Accordingly, it did not pay any trustee compensation for the fiscal year ended December 31, 2016.

(4) The U.S. Equity Growth Fund commenced investment operations on December 5, 2016 and has not yet completed its first full year of operations.

(5) All Trustees receive reimbursements for reasonable expenses related to their attendance at the meetings of the Board or committees, which are not included in the amounts shown. The amounts shown indicate the aggregate compensation paid to the trustees for their service on the board of the Trust  and its ten series. During the 2016 fiscal year, no Trustee accrued pension or retirement benefits as part of the Trust's expenses, and no Trustee is expected to receive annual benefits upon retirement.

(6) This total includes compensation from The International Choice Fund, the shares of which are not registered under the Securities Act of 1933 and are not offered through the Prospectus and this SAI.

Trust Officers

The following table sets out the officers of the Trust, their principal occupations during the last five years, and certain other information.

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)
Officers (other than officers who are also Trustees)
Andrew Telfer 1967	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment manager).
Michael Stirling-Aird 1977	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited (investment manager).
Julie Paul 1975	Vice President	Since 2012	Assistant Manager, North American Funds Operations Department, formerly, Overseas Institutional Client Accounting Department, Baillie Gifford & Co. (investment manager).
Tim Campbell 1975	Vice President	Since 2014	Partner, Baillie Gifford & Co. (investment manager); Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
Lindsay Cockburn 1978	Treasurer	Since 2015	Manager, Client Accounting Department, Baillie Gifford & Co. (investment manager).
Graham Laybourn 1966	Chief Compliance Officer	Since 2005	Partner, Baillie Gifford & Co. (investment manager); Group Compliance Officer, Director of Regulatory Risk and Legal, Baillie Gifford Group (investment manager).
Evan Delaney 1969	Chief Risk Officer	Since 2013	Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group (investment manager).
Gareth Griffiths 1973	Secretary and Chief Legal Officer	Since 2015	Senior Legal Advisor for the Baillie Gifford Group (investment manager). Formerly, Vice President and Assistant Secretary of the Trust (2015).
Lesley-Anne Archibald 1988	Vice President	Since 2017	Assistant Manager, North American Funds and Operations Department, Baillie Gifford & Co. (investment manager).

(1) The address of each officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, United Kingdom EH1 3AN.

(2) The officers of the Trust are elected annually by the Board of Trustees.

(3) Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

Trust Officer Compensation

The Trust pays no compensation to officers of the Trust.

Trustee and Trust Officer Liability

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trustees and officers of the Trust are indemnified by the Trust for any and all liabilities and expenses actually and reasonably incurred in any proceeding brought or threatened against a Trustee or officer by reason of any alleged act or omission as Trustee or officer, unless such person did not act in good faith in the reasonable belief that such action was in the best interests of the Trust, under the Declaration of the Trust and the ByLaws of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Investment in the Funds by Trust, Manager and Distributor Personnel

The Trust, the Manager and the Distributor have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act. This code of ethics permits personnel of the Trust, the Manager and the Distributor to invest in securities, including securities that may be purchased or held by the Funds, subject to restrictions.

Manager

The Manager is a wholly-owned subsidiary of Baillie Gifford & Co., which is generally engaged in the business of investment management. Both the Manager and Baillie Gifford & Co. are authorized and regulated in the U.K. by the Financial Conduct Authority. The Manager and its affiliates are referred to herein as the "Baillie Gifford Group".

Oversight by the Board

The Board oversees the Manager, including by overseeing the following activities of the Manager:

  Risk Management. As part of this process, the Board receives a report from, and meets quarterly with, the Trust's chief risk officer. The Board and the Performance Committee also meet periodically with representatives of the Manager to receive reports regarding the management of the Funds, including their investment risks.

  Compliance with Relevant Laws. To assist this process, the Board meets periodically with the Funds' chief compliance officer and receives reports regarding the compliance of the Funds and the Manager with the federal securities laws and the Fund's own compliance policies and procedures.

  Financial Accounting and Reporting. The Board, either itself or through its committees, meets periodically with officers of the Trust and representatives from the Manager and the auditor of the Funds, to review and consider the financial accounting and reporting of the Funds.

  All Management activities. In the course of providing oversight, the Board meets periodically with officers of the Trust and representatives from the Manager, and receives a broad range of reports on the Funds' activities, including regarding each Fund's investment portfolio.

  Appointment of the Manager. The Board also reviews the appointment of the Manager at least annually. The basis for the most recent report is set out in the most recent annual accounts of the Funds.

Management Services

The Manager serves as the investment manager of the Funds under a single amended and restated investment advisory agreement dated January 1, 2015, as amended from time to time.

Responsibilities

Under the investment advisory agreement, the Manager manages the investment and reinvestment of the assets of each Fund and generally administers its affairs, subject to oversight by the Board of Trustees of the Trust as described above. The Manager also furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Funds and certain administrative services.

Investment Advisory Fee

For these services, the investment advisory agreement provides that each Fund pays the Manager an investment advisory fee. This fee is based on a percentage of the Fund's average daily net assets and is paid quarterly.

The following table sets out the investment advisory fees paid for each of the Funds during the last three years:

Fund	Investment Advisory Fees Paid (USD)
	Year ending December 31, 2014	Year ending December 31, 2015	Year ending December 31, 2016
The Asia Ex Japan Fund(1)	-	-	-
The EAFE Fund	5,931,630	8,071,112	7,518,163
The EAFE Choice Fund	338,032	843,070	1,029,761
The EAFE Pure Fund(2)	81,284	390,754	607,734
The Emerging Markets Fund	2,263,759	3,276,856	6,678,011
The Global Alpha Equity Fund	1,690,959	2,844,676	2,826,167
The Global Select Equity Fund(1)	-	-	-
The International Concentrated Growth Fund (1)	-	-	-
The International Equity Fund	6,112,336	7,966,412	5,873,442
The Long Term Global Growth Equity Fund(3)	69,881	215,043	375,509
The Positive Change Equity Fund(1)	-	-	-
The U.S. Equity Growth Fund(4)	-	-	180

(1) The Fund had not yet commenced operations as of the end of the most recently completed fiscal year. This Fund has consequently not paid any advisory fees during any completed fiscal year of the Trust.

(2) The EAFE Pure Fund commenced investment operations on April 15, 2014.

(3) The Long Term Global Growth Equity Fund commenced operations on June 10, 2014.

(4)  The U.S. Equity Growth Fund commenced investment operations on December 5, 2016, and therefore did not pay any advisory fees for any years prior to 2016.

Investment Advisory Fee Breakpoints

The advisory fee paid by each Fund under the Advisory Agreement is subject to the breakpoints reflected in the table below. The fee is calculated and accrued daily as a percentage of the average daily net assets of each Fund and is paid quarterly.

Fund	Average Daily Net Assets of the Fund (millions)	Annual Advisory Fee Rate at Each Asset Level
The Asia Ex Japan Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.55% 0.51% 0.49%
The EAFE Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.35% 0.31% 0.29%
The EAFE Choice Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.35% 0.31% 0.29%
The EAFE Pure Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.35% 0.31% 0.29%
The Emerging Markets Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.55% 0.51% 0.49%
The Global Alpha Equity Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.40% 0.36% 0.34%
The Global Select Equity Fund	[ ] [ ] [ ]	[ ]% [ ]% [ ]%
The International Concentrated Growth Fund	[ ] [ ] [ ]	[ ]% [ ]% [ ]%
The International Equity Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.35% 0.31% 0.29%
The Long Term Global Growth Equity Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.45% 0.41% 0.39%
The Positive Change Equity Fund	[ ] [ ] [ ]	[ ]% [ ]% [ ]%
The U.S. Equity Growth Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.33% 0.29% 0.27%

Investment Advisory Fee Waiver

In order to limit the expenses of The Asia Ex Japan Fund  The Long Term Global Growth Equity Fund, and The U.S. Equity Growth Fund, the Manager has agreed to waive its compensation and/or bear other expenses of each Fund to the extent that the annual expenses (excluding interest, taxes and extraordinary expenses) would exceed a certain annual rate of each Fund's average daily net assets. This waiver is described in the Prospectus under "Fund Management".

How to Change the Investment Advisory Agreement

The investment advisory agreement may be amended in a manner consistent with the 1940 Act. Amendments to the investment advisory agreement will require shareholder approval, unless (a) the amendments do not increase the compensation of the Manager or otherwise fundamentally alter the relationship of the Trust with the Manager and (b) the amendments are approved by the requisite majority of the Trustees who are not parties to the agreement or interested persons (as defined in the 1940 Act) of any such party.

Term of Manager's Appointment

The investment advisory agreement will continue in effect for two years from its date of execution. After this two year period, it will continue if its continuance is approved at least annually by:

  the Board or by vote of a majority of the outstanding voting securities of the relevant Fund and vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.

The investment advisory agreement may be terminated without penalty by:

  vote of the Board or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice; or

  the Manager upon sixty days' written notice

The investment advisory agreement also terminates automatically in the event of its assignment.

Manager Liability

The investment advisory agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Other Clients

The Manager acts as investment adviser to numerous other corporate and fiduciary clients. Certain officers and the interested Trustee of the Trust also serve as officers, directors and Trustees of other investment companies and clients advised by the Manager.

The other investment companies and clients sometimes invest in securities in which the Funds also invest. If a Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the Board that the desirability of retaining the Manager as adviser for the Funds outweighs the disadvantages, if any, which might result from these practices.

Shareholder Services

Responsibilities

Pursuant to a shareholder servicing agreement, the Manager furnishes certain services to shareholders of Class 2, Class 3, Class 4 and Class 5 of the Funds. Prior to May 1, 2017, such services were also furnished to shareholders of Class 1 of the Funds. Class 1 shares of the Funds are no longer offered under the Prospectus or this SAI.

Fee

For these services, the shareholder servicing agreement provides that each share Class receiving the services pays the Manager a shareholder servicing fee. This fee is based on a fixed percentage of the Fund's average daily net assets and is paid quarterly.

The following table sets out the investment advisory fees paid for each of the Funds which have received these services during the last three years:

Fund	Shareholder Servicing Fees Paid (USD)
	Year ending December 31, 2014	Year ending December 31, 2015	Year ending December 31, 2016
The Asia Ex Japan Fund(1)	-	-	-
The EAFE Fund	4,584,937	2,128,610	2,043,021
The EAFE Choice Fund	395,271	411,145	496,303
The EAFE Pure Fund	87,787	189,795	295,185
The Emerging Markets Fund	457,676	199,786	482,399
The Global Alpha Equity Fund	1,224,773	867,449	891,023
The Global Select Equity Fund(1)	-	-	-
The International Concentrated Growth Fund(1)	-	-	-
The International Equity Fund	5,012,964	2,453,098	2,033,511
The Long Term Global Growth Equity Fund	24,882	75,200	110,420
The Positive Change Equity Fund(1)	-	-	-
The U.S. Equity Growth Fund(2)	-	-	180

(1) The Fund had not yet commenced operations as of the end of the most recently completed fiscal year. This Fund has consequently not paid any shareholder servicing fees during any completed fiscal year of the Trust.

(2) The EAFE Pure Fund commenced investment operations on April 15, 2014.

(3) The Long Term Global Growth Equity Fund commenced operations on June 10, 2014.

(4)  The U.S. Equity Growth Fund commenced investment operations on December 5, 2016, and therefore did not pay any shareholder servicing fees for any years prior to 2016.

Administration and Supervisory Services

Responsibilities

Pursuant to an administration and supervisory agreement, the Manager is responsible for furnishing certain administration services to Institutional Class and Class K shareholders as well as coordinating, overseeing and supporting services provided to Institutional Class and Class K shareholders by third parties.

Fee

For these services, the administration and supervisory agreement provides that Class K and Institutional Class each pays the Manager an administration and supervisory fee. This fee is based on a fixed percentage of the Fund's average daily net assets and is paid quarterly.

Class K and Institutional Class were unfunded as of the end of the last fiscal year. Accordingly, none of the Funds have paid any such fees during the last three complete fiscal years.

Investment Decisions by Portfolio Managers

Investment decisions made by the Manager for a Fund are made by teams of portfolio managers organized for that purpose.

Conflicts of Interest

In addition to managing the Funds, individual portfolio managers are commonly responsible for managing other registered investment companies, other pooled investment vehicles and/or other accounts. These other accounts may have similar investment strategies to the Funds.

Potential conflicts between the portfolio management of the Funds and the portfolio manager's other accounts are managed by the Manager using allocation policies and procedures, and internal review processes. The Manager has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Other Accounts

The following table shows information regarding other accounts managed by the portfolio managers. The information is provided as of December 31, 2016, except as noted below:

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)
The International Equity Fund
Gerald Smith
Registered Investment Companies	3	2,941	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	36	13,082	5	3,706
Ownership of Securities - As of December 31, 2016, Mr. Smith did not beneficially own any shares of The International Equity Fund.
Jonathan Bates
Registered Investment Companies	3	2,941	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	36	13,082	5	3,706
Ownership of Securities - As of December 31, 2016, Mr. Bates did not beneficially own any shares of The International Equity Fund.
Angus Franklin
Registered Investment Companies	3	2,941	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	36	13,082	5	3,706
Ownership of Securities - As of December 31, 2016, Mr. Franklin did not beneficially own any shares of The International Equity Fund.
Donald Farquharson
Registered Investment Companies	3	2,941	0	0
Other Pooled Investment Vehicles	5	3,448	0	0
Other Accounts	44	18,279	6	3,939
Ownership of Securities - As of December 31, 2016, Mr. Farquharson did not beneficially own any shares of The International Equity Fund.
Andrew Strathdee
Registered Investment Companies	3	2,941	0	0
Other Pooled Investment Vehicles	5	1,048	0	0
Other Accounts	52	17,029	7	4,396
Ownership of Securities - As of December 31, 2016, Mr. Strathdee did not beneficially own any shares of The International Equity Fund.
The EAFE Fund
James Anderson
Registered Investment Companies	5	15,074	2	14,229
Other Pooled Investment Vehicles	9	9,946	0	0
Other Accounts	95	35,025	7	3,014
Ownership of Securities - As of December 31, 2016, Mr. Anderson did not beneficially own any shares of The EAFE Fund.
Lawrence Burns
Registered Investment Companies	4	15,002	2	14,229
Other Pooled Investment Vehicles	4	1,328	0	0
Other Accounts	29	11,445	0	0
Ownership of Securities - As of December 31, 2016, Mr. Burns did not beneficially own any shares of The EAFE Fund.
Tom Coutts
Registered Investment Companies	4	15,002	2	14,229
Other Pooled Investment Vehicles	6	1,638	0	0
Other Accounts	29	11,445	0	0
Ownership of Securities - As of December 31, 2016, Mr. Coutts did not beneficially own any shares of The EAFE Fund.
Kavé Sigaroudinia
Registered Investment Companies	4	15,002	2	14,229
Other Pooled Investment Vehicles	4	1,328	0	0
Other Accounts	29	11,445	0	0
Ownership of Securities - As of December 31, 2016, Mr. Sigaroudinia did not beneficially own any shares of The EAFE Fund.
Sarah Whitley
Registered Investment Companies	4	15,002	2	14,229
Other Pooled Investment Vehicles	9	4,776	0	0
Other Accounts	37	16,642	1	233
Ownership of Securities - As of December 31, 2016, Ms. Whitley did not beneficially own any shares of The EAFE Fund.
Brian Lum
Registered Investment Companies	4	15,002	2	14,229
Other Pooled Investment Vehicles	4	1,328	0	0
Other Accounts	29	11,445	0	0
Ownership of Securities - As of December 31, 2016, Mr. Lum did not beneficially own any shares of The EAFE Fund.
The EAFE Choice Fund
Gerard Callahan
Registered Investment Companies	5	1,662	0	0
Other Pooled Investment Vehicles	3	428	0	0
Other Accounts	36	9,424	1	268
Ownership of Securities - As of December 31, 2016, Mr. Callahan did not beneficially own any shares of The EAFE Choice Fund.
Sophie Earnshaw
Registered Investment Companies	5	1,662	0	0
Other Pooled Investment Vehicles	2	78	0	0
Other Accounts	32	9,129	1	268
Ownership of Securities - As of December 31, 2016, Ms. Earnshaw did not beneficially own any shares of The EAFE Choice Fund.
Moritz Sitte
Registered Investment Companies	5	1,662	0	0
Other Pooled Investment Vehicles	3	372	0	0
Other Accounts	32	9,129	1	268
Ownership of Securities - As of December 31, 2016, Mr. Sitte did not beneficially own any shares of The EAFE Choice Fund.
Tom Walsh
Registered Investment Companies	5	1,662	0	0
Other Pooled Investment Vehicles	3	372	0	0
Other Accounts	32	9,129	1	268
Ownership of Securities - As of December 31, 2016, Mr. Walsh did not beneficially own any shares of The EAFE Choice Fund.
Joe Faraday
Registered Investment Companies	5	1,662	0	0
Other Pooled Investment Vehicles	1	62	0	0
Other Accounts	32	9,129	1	268
Ownership of Securities - As of December 31, 2016, Mr. Faraday did not beneficially own any shares of The EAFE Choice Fund.
Iain Campbell
Registered Investment Companies	5	1,662	0	0
Other Pooled Investment Vehicles	2	200	0	0
Other Accounts	37	9,333	1	268
Ownership of Securities - As of December 31, 2016, Mr. Campbell did not beneficially own any shares of The EAFE Choice Fund.
The EAFE Pure Fund
Gerard Callahan
Registered Investment Companies	5	1,783	0	0
Other Pooled Investment Vehicles	3	428	0	0
Other Accounts	36	9,424	1	268
Ownership of Securities - As of December 31, 2016, Mr. Callahan did not beneficially own any shares of The EAFE Pure Fund.
Sophie Earnshaw
Registered Investment Companies	5	1,783	0	0
Other Pooled Investment Vehicles	2	78	0	0
Other Accounts	32	9129	1	268
Ownership of Securities - As of December 31, 2016, Ms. Earnshaw did not beneficially own any shares of The EAFE Pure Fund.
Mortiz Sitte
Registered Investment Companies	5	1,783	0	0
Other Pooled Investment Vehicles	3	372	0	0
Other Accounts	32	9,129	1	268
Ownership of Securities - As of December 31, 2016, Mr. Sitte did not beneficially own any shares of The EAFE Pure Fund.
Tom Walsh
Registered Investment Companies	5	1,783	0	0
Other Pooled Investment Vehicles	3	372	0	0
Other Accounts	32	9,129	1	268
Ownership of Securities - As of December 31, 2016, Mr. Walsh did not beneficially own any shares of The EAFE Pure Fund.
Joe Faraday
Registered Investment Companies	5	1,783	0	0
Other Pooled Investment Vehicles	1	62	0	0
Other Accounts	32	9,129	1	268
Ownership of Securities - As of December 31, 2016, Mr. Faraday did not beneficially own any shares of The EAFE Pure Fund.
Iain Campbell
Registered Investment Companies	5	1,783	0	0
Other Pooled Investment Vehicles	2	200	0	0
Other Accounts	37	9,333	1	268
Ownership of Securities - As of December 31, 2016, Mr. Campbell did not beneficially own any shares of The EAFE Pure Fund.
The Emerging Markets Fund
Richard Sneller
Registered Investment Companies	1	4	0	0
Other Pooled Investment Vehicles	9	2,370	0	0
Other Accounts	17	9,752	1	2,653
Ownership of Securities - As of December 31, 2016, Mr. Sneller did not beneficially own any shares of The Emerging Markets Fund.
William Sutcliffe
Registered Investment Companies	1	4	0	0
Other Pooled Investment Vehicles	9	2,370	0	0
Other Accounts	17	9,752	1	2,653
Ownership of Securities - As of December 31, 2016, Mr. Sutcliffe did not beneficially own any shares of The Emerging Markets Fund.
Mike Gush
Registered Investment Companies	1	4	0	0
Other Pooled Investment Vehicles	10	2,440	0	0
Other Accounts	19	10,150	1	2,653
Ownership of Securities - As of December 31, 2016, Mr. Gush did not beneficially own any shares of The Emerging Markets Fund.
Andrew Stobart
Registered Investment Companies	5	4,632	0	0
Other Pooled Investment Vehicles	9	2,370	0	0
Other Accounts	53	22,833	6	6,359
Ownership of Securities - As of December 31, 2016, Mr. Stobart did not beneficially own any shares of The Emerging Markets Fund.
Ewan Markson-Brown
Registered Investment Companies	1	4	0	0
Other Pooled Investment Vehicles	9	2,370	0	0
Other Accounts	17	9,752	1	2,653
Ownership of Securities - As of December 31, 2016, Mr. Markson-Brown did not beneficially own any shares of The Emerging Markets Fund.
The Asia Ex Japan Fund
Ewan Markson-Brown
Registered Investment Companies	2	1,341	-	-
Other Pooled Investment Vehicles	9	2,370	-	-
Other Accounts	17	9,752	1	2653
Ownership of Securities - As of December 31, 2016, Mr. Ewan Markson-Brown did not beneficially own any equity securities in The Asia Ex Japan Fund.
Roderick Snell
Registered Investment Companies	2	1,341	-	-
Other Pooled Investment Vehicles	9	2,370	-	-
Other Accounts	17	9,752	1	2653
Ownership of Securities - As of December 31, 2016, Mr. Snell did not beneficially own any equity securities in The Asia Ex Japan Fund.
The Global Alpha Equity Fund
Charles Plowden
Registered Investment Companies	2	1,460	1	1,455
Other Pooled Investment Vehicles	12	12,319	0	0
Other Accounts	60	22,882	5	3,052
Ownership of Securities - As of December 31, 2016, Mr. Plowden did not beneficially own any shares of The Global Alpha Equity Fund.
Malcolm MacColl
Registered Investment Companies	2	1,460	1	1,455
Other Pooled Investment Vehicles	12	12,319	0	0
Other Accounts	60	22,882	5	3,052
Ownership of Securities - As of December 31, 2016, Mr. MacColl did not beneficially own any shares of The Global Alpha Equity Fund.
Spencer Adair
Registered Investment Companies	2	1,460	1	1,455
Other Pooled Investment Vehicles	12	12,319	0	0
Other Accounts	60	22,882	5	3,052
Ownership of Securities - As of December 31, 2016, Mr. Adair did not beneficially own any shares in The Global Alpha Equity Fund.
The Long Term Global Growth Equity Fund
James Anderson
Registered Investment Companies	5	17,177	2	14,229
Other Pooled Investment Vehicles	9	9,946	0	0
Other Accounts	95	35,025	7	3,014
Ownership of Securities - As of December 31, 2016, Mr. Anderson did not beneficially own any shares of The Long Term Global Growth Equity Fund.
Mark Urquhart
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	4	2,846	0	0
Other Accounts	65	23,502	7	3,014
Ownership of Securities - As of December 31, 2016, Mr. Urquhart did not beneficially own any shares of The Long Term Global Growth Equity Fund.
Tom Slater
Registered Investment Companies	2	449	1	415
Other Pooled Investment Vehicles	8	9,400	0	0
Other Accounts	65	23,502	7	3014
Ownership of Securities - As of December 31, 2016, Mr. Slater did not beneficially own any shares in The Long Term Global Growth Equity Fund.
John MacDougall
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	4	2,846	0	0
Other Accounts	65	23,502	7	3,014
Ownership of Securities - As of December 31, 2016, Mr. MacDougall did not beneficially own any shares in The Long Term Global Growth Equity Fund.
The U.S. Equity Growth Fund
Tom Slater
Registered Investment Companies	2	487	1	415
Other Pooled Investment Vehicles	8	9400	0	0
Other Accounts	65	23502	7	3014
Ownership of Securities - As of December 31, 2016, Mr. Slater did not beneficially own any shares in The U.S. Equity Growth Fund.
Gary Robinson
Registered Investment Companies	1	415	1	415
Other Pooled Investment Vehicles	4	852	0	0
Other Accounts	2	398	0	0
Ownership of Securities - As of December 31, 2016, Mr. Robinson did not beneficially own any shares in The U.S. Equity Growth Fund.
Helen Xiong
Registered Investment Companies	1	415	1	415
Other Pooled Investment Vehicles	3	782	0	0
Other Accounts	0	0	0	0
Ownership of Securities - As of December 31, 2016, Ms. Xiong did not beneficially own any shares in The U.S. Equity Growth Fund.
Andrei Kiselev
Registered Investment Companies	1	415	1	415
Other Pooled Investment Vehicles	3	782	0	0
Other Accounts	0	0	0	0
Ownership of Securities - As of December 31, 2016, Mr. Kiselev did not beneficially own any shares in The U.S. Equity Growth Fund.
Kirsty Gibson
Registered Investment Companies	1	415	1	415
Other Pooled Investment Vehicles	3	782	0	0
Other Accounts	0	0	0	0
Ownership of Securities - As of December 31, 2016, Mrs. Gibson did not beneficially own any shares in The U.S. Equity Growth Fund.
The Global Select Equity Fund
Matt Brett
Registered Investment Companies	[_]	[_]	[_]	[_]
Other Pooled Investment Vehicles	[_]	[_]	[_]	[_]
Other Accounts	[_]	[_]	[_]	[_]
Ownership of Securities - As of [ ], Mr. Brett did not beneficially own any shares in The Global Select Equity Fund.
Mike Gush
Registered Investment Companies	[_]	[_]	0	0
Other Pooled Investment Vehicles	[_]	[_]	0	0
Other Accounts	[_]	[_]	1	2653
Ownership of Securities - As of [ ], Mr. Gush did not beneficially own any shares in The Global Select Equity Fund.
Ian McCombie
Registered Investment Companies	[_]	[_]	[_]	[_]
Other Pooled Investment Vehicles	[_]	[_]	[_]	[_]
Other Accounts	[_]	[_]	[_]	[_]
Ownership of Securities - As of [ ], Mr. McCombie did not beneficially own any shares in The Global Select Equity Fund.
Stephen Paice
Registered Investment Companies	[_]	[_]	[_]	[_]
Other Pooled Investment Vehicles	[_]	[_]	[_]	[_]
Other Accounts	[_]	[_]	[_]	[_]
Ownership of Securities - As of [ ], Mr. Paice did not beneficially own any shares in The Global Select Equity Fund.
Gary Robinson
Registered Investment Companies	[_]	[_]	1	415
Other Pooled Investment Vehicles	[_]	[_]	0	0
Other Accounts	[_]	[_]	0	0
Ownership of Securities - As of [ ], Mr. Robinson did not beneficially own any shares in The Global Select Equity Fund.
Zaki Sabir
Registered Investment Companies	[_]	[_]	[_]	[_]
Other Pooled Investment Vehicles	[_]	[_]	[_]	[_]
Other Accounts	[_]	[_]	[_]	[_]
Ownership of Securities - As of [ ], Mr. Sabir did not beneficially own any shares in The Global Select Equity Fund.
The International Concentrated Growth Fund
James Anderson
Registered Investment Companies	[_]	[_]	2	14229
Other Pooled Investment Vehicles	[_]	[_]	0	0
Other Accounts	[_]	[_]	7	3014
Ownership of Securities - As of [ ], Mr. Anderson did not beneficially own any shares in The International Concentrated Growth Fund.
Lawrence Burns
Registered Investment Companies	[_]	[_]	2	14229
Other Pooled Investment Vehicles	[_]	[_]	0	0
Other Accounts	[_]	[_]	0	0
Ownership of Securities - As of [ ], Mr. Burns did not beneficially own any shares in The International Concentrated Growth Fund.
Paulina Sliwinska
Registered Investment Companies	[_]	[_]	[_]	[_]
Other Pooled Investment Vehicles	[_]	[_]	[_]	[_]
Other Accounts	[_]	[_]	[_]	[_]
Ownership of Securities - As of [ ], Mr. Sliwinska did not beneficially own any shares in The International Concentrated Growth Fund.
The Positvie Change Equity Fund
Julia Angeles
Registered Investment Companies	[_]	[_]	[_]	[_]
Other Pooled Investment Vehicles	[_]	[_]	[_]	[_]
Other Accounts	[_]	[_]	[_]	[_]
Ownership of Securities - As of [ ], Ms. Angeles did not beneficially own any shares in The Positive Change Equity Fund.
Tom Coutts
Registered Investment Companies	[_]	[_]	2	14229
Other Pooled Investment Vehicles	[_]	[_]	0	0
Other Accounts	[_]	[_]	0	0
Ownership of Securities - As of [ ], Mr. Coutts did not beneficially own any shares in The Positive Change Equity Fund.
Kate Fox
Registered Investment Companies	[_]	[_]	[_]	[_]
Other Pooled Investment Vehicles	[_]	[_]	[_]	[_]
Other Accounts	[_]	[_]	[_]	[_]
Ownership of Securities - As of [ ], Ms. Fox did not beneficially own any shares in The Positive Change Equity Fund.
Lee Qian
Registered Investment Companies	[_]	[_]	[_]	[_]
Other Pooled Investment Vehicles	[_]	[_]	[_]	[_]
Other Accounts	[_]	[_]	[_]	[_]
Ownership of Securities - As of [ ], Mr. Qian did not beneficially own any shares in The Positive Change Equity Fund.
William Sutcliffe
Registered Investment Companies	[_]	[_]	0	0
Other Pooled Investment Vehicles	[_]	[_]	0	0
Other Accounts	[_]	[_]	1	2653
Ownership of Securities - As of [ ], Mr. Sutcliffe did not beneficially own any shares in The Positive Change Equity Fund.

Proxy Voting

The Trust has delegated to the Manager responsibility for the voting of proxies with respect to voting securities held by the Funds.

Voting Guidelines

The Manager has adopted Global Corporate Governance Principles and Guidelines (the "Guidelines") to vote proxies related to securities held by the Funds.

The Guidelines are developed and administered by the Corporate Governance Team of the Baillie Gifford Group. This Corporate Governance Team sits alongside the investment teams and is supported by personnel dedicated to the voting of proxies. The head of this Corporate Governance Team jointly reports to an investment partner of Baillie Gifford and Co, the parent of the Manager, and to the senior investment committee of the Investment Management Group of the Baillie Gifford Group.

The Guidelines include principles (the "Principles") that articulate corporate governance standards relating to:

  the basic rights and equitable treatment of shareholders

  the role of stakeholders (as established by law)

  disclosure and transparency on material matters, and

  the responsibilities and accountability of the Trustees.

The Principles are based upon the principles developed by the Organisation for Economic Co-operation and Development, which the Manager believes are appropriate for most markets.

The Manager recognizes that given the range of markets in which the Funds invest, one set of standards is unlikely to be appropriate. The Guidelines consequently include as appendices detailed corporate governance standards for the U.K. and Japan and may include overseas corporate governance codes, where these are available and appropriate.

The Guidelines also include some "best practice" guidelines as to voting on specific issues.

Pragmatic & Flexible Approach

The Manager recognizes that companies within particular markets operate under significantly differing conditions and for this reason it does not apply any of the principles, practices or standards included in the Guidelines rigidly.

The Manager applies the Guidelines with care, giving due consideration to the specific circumstances of individual companies. In this way it takes a pragmatic and flexible approach to corporate governance, consistent with its overriding aim of looking after the long term financial interests of its clients, including the Funds.

In evaluating each proxy, the Corporate Governance Team follows the Guidelines, while also considering third party analysis, the Manager's and its affiliates own research and discussions with company management.

If a proxy involves a non-routine matter, the Corporate Governance Team will also consult with the appropriate investment team regarding the proposed vote.

The Manager may elect not to vote on certain proxies. While the Manager endeavors to vote a Fund's shares in all markets, it may be difficult to vote in some overseas markets because of costly trading restrictions. For example, in the French and Italian markets, shares are "blocked", which means that the Manager is unable to direct selling should it so desire, from the time that it votes until the close of the company meeting. The Manager will therefore only vote in these markets where it views the benefits of voting clients' shares, such as with respect to a merger or acquisition, as exceeding the risks involved.

Conflicts of Interest

The Manager recognizes the importance of managing potential conflicts of interest that may exist when voting a proxy solicited by a company with whom the Baillie Gifford Group has a material business or personal relationship. The Corporate Governance Team of the Baillie Gifford Group is responsible for monitoring possible material conflicts of interest with respect to proxy voting.

In most instances, applying the Guidelines to vote proxies will adequately address any possible conflicts of interest.

However, as noted above, the Manager does not rigidly apply the Guidelines and proxies may relate to matters not specifically addressed in the Guidelines. For proxy votes that involve a potential conflict of interest, that are inconsistent with (or not covered by) the Guidelines but that are consistent with management's recommendation, the Management Committee of the Baillie Gifford Group, which comprises five senior Baillie Gifford & Co. partners, will review the voting rationale, consider whether business relationships between Baillie Gifford Group and the company have influenced the proposed inconsistent vote and decide the course of action to be taken in the best interests of clients.

Further Information

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by:

  calling toll-free, 1-844-394-6127; or

  by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov.

Investment Process – Best Execution

In placing orders for the purchase and sale of portfolio securities for the Funds, the Manager seeks to obtain the best price and execution.

Use of Brokers or Dealers for Unlisted Investments

The use of brokers or dealers for unlisted investments is based on the most favorable price which can be obtained for the Funds.

Transactions in unlisted securities are carried out directly with company management when they are issuing primary equity. On occasion investment banks can be engaged as advisers in the trade but the monies are generally paid direct to the company. If, in the judgment of the Manager, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers, the trading desk will direct the trade through broker-dealers who make the primary market for such securities.

Selection of Brokers or Dealers

Broker selection for trading is determined entirely by the requirement to achieve best execution for the Funds.

The Manager selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. The Manager will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

Execution only approach

Since January 1, 2016 the Manager has moved to execution-only commission rates for trading and moved away from a 'bundled' format. The Manager now assumes full responsibility for payment for non-execution services from brokers, such as reports on economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with analysts and specialists. The receipt of such services does not factor in the selection of brokers.

Foreign Currency Transactions – Custodians

Although the Manager executes certain foreign currency transactions internally through its foreign currency trading desk, the Manager may determine that:

  certain transactions may not be most efficiently executed by its trading desk. Such transactions may be administered by a third party such as the Fund's custodian. Such transactions tend to be in smaller amounts (for example, income repatriation), and such transactions may be executed by such third parties in accordance with standing instructions received from the Manager; or

  due to local market regulations, responsibility has to pass to the client's custodian for execution under standing instruction.

Also, income received into the portfolios will automatically be swept into U.S. dollars by means of standing instruction foreign exchange carried out by the custodian.

Given the nature of such transactions and the general size of the markets, the Manager has limited ability to analyze or review the specific details and efficiency of trading in these amounts.

Directed Brokerage Transactions

During the fiscal year ended December 31, 2016, no Fund directed brokerage transactions.

Brokerage Commissions

As mentioned above, since January 1, 2016, the Manager has moved to execution-only commission rates for trading. This change helped to mitigate any potential conflicts of interest that might have arisen from the purchase of two sets of services which were paid out of the Funds' dealing commission.

Research services permitted to be paid from client dealing commissions under Section 28(e) (the 'safe harbor') of the Exchange Act are now paid for directly by the Manager under separate agreements with brokers.

The following table sets out the brokerage commission fees paid for each of the Funds during the last three years:

	Brokerage Commission Fees Paid (USD)
Fund	Year ending December 31, 2014	Year ending December 31, 2015	Year ending December 31, 2016
The Asia Ex Japan Fund(1)	0	0	0
The EAFE Fund	442,397	448,097	393,724
The EAFE Choice Fund	37,466	59,695	61,474
The EAFE Pure Fund	13,804	53,499	24,348
The Emerging Markets Fund	313,490	732,436	539,911
The Global Alpha Equity Fund	154,757	133,752	144,749
The Global Select Equity Fund(1)	0	0	0
The International Concentrated Growth Fund(1)	0	0	0
The International Equity Fund	282,439	480,569	199,453
The Long Term Global Growth Equity Fund	5,690	14,371	11,946
The Positive Change Equity Fund(1)	0	0	0
The U.S. Equity Growth Fund(2)	0	0	0

(1) The Fund had not yet commenced operations as of the end of the most recently completed fiscal year. Therefore, this Fund has not paid any brokerage commissions during any completed fiscal year of the Trust.

(2) The U.S. Equity Growth Fund commenced operations in December 2016 and had not paid any brokerage commissions before the end of the 2016 fiscal year of the Trust.

The material increases in brokerage commissions paid by The EAFE  Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The International Equity Fund and The Long Term Global Growth Equity Fund between the fiscal year ended 2014 and the fiscal year ended 2015 was the result of increased turnover and portfolio performance.

The material decrease in brokerage commissions paid by The EAFE Pure Fund, The Emerging Markets Fund and The International Equity Fund  between the fiscal year ended 2015 and the fiscal year ended 2016 was the result of the change to execution-only commission rates, as described above.

Affiliated Broker-Dealers

No Fund paid brokerage commissions to affiliated broker/dealers for the fiscal years ended December 31, 2014, 2015, and 2016.

Regular Broker or Dealer

During the fiscal year ended December 31, 2015, each of The EAFE Choice Fund and The EAFE Pure Fund acquired securities issued by UBS Group, a regular broker or dealer or a parent company of a regular broker or dealer of The EAFE Choice Fund and The EAFE Pure Fund. The aggregate value of the securities of UBS Group held as of the fiscal year ended December 31, 2016 were $1,407,866.70 for The EAFE Choice Fund and $499,565 for The EAFE Pure Fund.

Portfolio Turnover

The buying and selling of the securities held by a Fund is known as 'portfolio turnover'. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact a Fund's after-tax returns. See the 'Tax' section below .

Portfolio turnover rates for each Fund for which financial highlights are available are provided under "Financial Highlights" in the Prospectus. None of the Funds experienced any significant variation in the Fund's portfolio turnover rates over the two most recently completed fiscal years.

Payments to Financial Intermediaries

It is expected that Institutional Class shares of the Funds will make payments, or reimburse the Manager or its affiliates for payments it makes, to financial intermediaries ("Financial Intermediaries") that provide certain administrative, recordkeeping, and account maintenance services to beneficial owners of Fund shares. The amount of such payments and/or reimbursement is currently capped by resolution of the Board. The amount of such payments and/or reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Financial Intermediaries are firms that sell shares of mutual funds, including the Funds, for compensation and/or provide certain administrative and account maintenance services to mutual fund investors. Financial Intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies.

In some cases, a Financial Intermediary may hold its clients' Fund shares in nominee name. Shareholder services provided by a Financial Intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by a Fund or the Manager or its affiliates to a Financial Intermediary is typically paid continually over time, during the period when the Financial Intermediary's clients hold investments in the Funds. The amount of continuing compensation paid by the Fund or the Manager or its affiliates to different Financial Intermediaries for shareholder services varies. The compensation is typically a percentage of the value of the Financial Intermediary's clients' investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the Financial Intermediary.

If payments to Financial Intermediaries by a mutual fund, distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the Financial Intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your Financial Intermediary at the time of purchase.

If you are purchasing, selling, exchanging or holding Fund shares through a program of services offered by a Financial Intermediary, you may be required by the Financial Intermediary to pay additional fees. You should contact the Financial Intermediary for information concerning what additional fees, if any, may be charged.

As of May 1, 2017 neither the Funds nor the Manager (or their affiliates) have any arrangements in place with financial intermediaries to pay compensation in the manner described above.

Other services

In relation to Classes 2-5, the Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement (the "Shareholder Servicing Agreement") with the Manager, under which the Manager has agreed to act as shareholder servicer for the Funds. In relation to Class K and Institutional Class shares, the Trust, on behalf of the Funds, has entered into an Administration and Supervisory Agreement (the "Administration and Supervisory Agreement") with the Manager, under which the Manager has agreed to provide certain administration and supervisory services for the Funds.

The Trust has adopted a plan pursuant to Rule 12b-1 of the 1940 Act (the "Shareholder Service Plan") in relation to Classes 2-5. The Shareholder Service Fees collected by the Manager (as described in the Prospectus under "Shares–Restrictions on Buying Shares") are for services that are not primarily intended to result in the sale of Fund shares. The Trust has also adopted a plan pursuant to Rule 12b-1 of the 1940 Act (the "Administration,  Supervisory and Sub-Accounting Services Plan" and together with the Shareholder Service Plan, the "Plans") with respect to Class K and Institutional Class Shares of the Funds. Like the Shareholder Service Fees, the Administration and Supervisory Fees collected by the Manager (as described in the Prospectus under "Shares–Restrictions on Buying Shares") are for services that are not primarily intended to result in the sale of Fund shares.

The Board has adopted the Plans to allow the Funds, the Manager and its affiliates, including BGFS, to incur certain expenses that might be considered indirect payments by the Funds for distribution of Fund shares. Under the Plans, if the payment of fees to the Manager, or other payments made by Institutional Class shares of the Funds to Financial Intermediaries for recordkeeping, sub-accounting, sub-transfer agency or other services, should be deemed to constitute indirect financing by the Trust of the distribution of Fund shares, such payments are authorized by the applicable Plan. However, no distribution payments under Rule 12b-1 have been authorized by the Board as of the date of this SAI, and no distribution fees under Rule 12b-1 are currently payable under the Plans. If the Board authorizes distribution payments under Rule 12b-1 in the future for any class of Shares, the Manager or another service provider might collect distribution fees under Rule 12b-1. This would also require the Trust's Prospectus to be updated to reflect such additional fees.

The Manager and BGFS, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Funds. In addition, the Manager and BGFS may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund's shares or to Financial Intermediaries that render recordkeeping, sub-accounting sub-transfer agency and other services, as described in greater detail above under "Payments to Financial Intermediaries."

The Plans have been approved by the Board in accordance with Rule 12b-1. As required by Rule 12b-1, the Board carefully considered all pertinent factors relating to the implementation of each Plan prior to its approval and determined that there is a reasonable likelihood that each Plan will benefit the Funds and its shareholders.

In accordance with the requirements of Rule 12b-1, the Manager provides quarterly reporting to the Board of Trustees regarding all payments made by the Funds directly to Financial Intermediaries and to the Manager under the Shareholder Servicing Agreement and the Administration and Supervisory Agreement, including reporting of the purposes for which such payments were made. To the extent that a Plan gives the Manager or its affiliates greater flexibility in connection with the distribution of shares of the Fund, additional sales of the Funds' shares may result.

Compensation

Compensation arrangements within the Manager vary depending upon whether the individual is an employee or partner of Baillie Gifford & Co.

Employees of Baillie Gifford & Co.

A portfolio manager's compensation generally consists of:

  base salary;

  a company-wide all staff bonus;

  a performance related bonus; and

  the standard retirement benefits and health and welfare benefits available to all Baillie Gifford & Co. employees.

A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses, and is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager's performance related bonus is determined by team and individual performance. Team performance will generally be measured on investment performance over a three or five year basis and is based on performance targets that are set and reviewed annually by the Chief of Investment Staff. Individual performance will be determined by the individual's line manager at the annual appraisal at which staff are assessed against key competencies and pre-agreed objectives. The bonus is paid on an annual basis.

A proportion of the performance related bonus is mandatorily deferred. Currently recipients defer between 20% and 40% of their performance related bonus. Awards will be deferred over a period of three years and will be invested in a range of funds managed by the Baillie Gifford Group.

Partners of Baillie Gifford & Co.

Richard Sneller, James Anderson, Gerald Smith, Charles Plowden, Jonathan Bates, Angus Franklin, Nicholas Thomas, Kavé Sigaroudinia, Sarah Whitley, William Sutcliffe, Malcolm MacColl, Spencer Adair, Gerard Callahan, Mark Urquhart, Tom Slater, Tom Coutts and Donald Farquharson are partners of Baillie Gifford & Co.

The remuneration of Baillie Gifford & Co. partners comprises Baillie Gifford & Co. partnership profits, which are distributed as:

  base salary; and

  a share of the partnership profits.

The profit share is calculated as a percentage of total partnership profits based on seniority and role within Baillie Gifford & Co. The basis for the profit share is detailed in the Baillie Gifford & Co. Partnership Agreement.

The main staff benefits such as pension schemes are not available to partners and therefore partners provide for benefits from their own personal funds.

Partners in their first few years additionally receive a bonus. The bonuses are calculated in the same way as those for staff but exclude the deferred element. A proportion of the bonus paid will be retained to be used to buy capital shares in the partnership.

Other Key Service Providers

Administrator – BNYM

The Bank of New York Mellon of 225 Liberty Street, New York, NY, 10286 ("BNYM"), serves as the Funds' administrator pursuant to an Administrative Services Agreement.

Each Fund pays BNYM as administrator an annual fee at the rate of 0.06% of the first $350 million of such Fund's average net assets and 0.045% of any average assets above $350 million.

The fees for the last three fiscal years are as follows:

	Administration Fees Paid (USD)
Fund	Year ending December 31, 2014	Year ending December 31, 2015	Year ending December 31, 2016
The Asia Ex Japan Fund(1)	0	0	0
The EAFE Choice Fund	102,914	153,776	187,931
The EAFE Fund	1,162,594	1,100,758	992,451
The EAFE Pure Fund	37,025	86,959	114,062
The Emerging Markets Fund	279,070	311,445	625,031
The Global Alpha Equity Fund	323,093	371,933	376,137
The Global Select Equity Fund(1)	0	0	0
The International Concentrated Growth Fund(1)	0	0	0
The International Equity Fund	1,195,919	1,065,502	802,090
The Long Term Global Growth Equity Fund	18,782	77,065	76,617
The Positive Change Equity Fund	0	0	0
The U.S. Equity Growth Fund (2)	0	0	126

(1) The Fund had not yet commenced operations as of the end of the most recently completed fiscal year and therefore have not pay any administration fees during any completed fiscal year of the Trust.

(2) The U.S. Equity Growth Fund has not yet completed its first full year of operations and therefore did not pay any administration fees for any years prior to 2016.

The fees noted above were accrued for the fiscal period indicated, but may have been paid after the end of such fiscal period.

Custodian – BNYM

BNYM is also the Trust's custodian. As such, BNYM or sub-custodians acting at its direction hold in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, are the registered owners of securities held in book entry form belonging to the Funds.

Upon instruction, BNYM or such sub-custodians receive and deliver cash and securities of the Funds in connection with Fund transactions and collect all dividends and other distributions made with respect to Fund portfolio securities.

Transfer Agent – BNY Mellon Investment Servicing (U.S.)

Since January 17, 2015, BNY Mellon Investment Servicing (U.S.) Inc., of 4400 Computer Drive, Westborough, MA 01581, serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Auditor – [  ]

[  ], serves as independent registered public accounting firm to the Trust and conducts an annual audit of the financial statements of each operational Fund and provides other audit related and tax services.

Underwriter – BGFS

Baillie Gifford Funds Services LLC, of One Greenside Row, Calton Square, Edinburgh EH1 3AN, United Kingdom, ("BGFS"), a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

Under the distribution agreement with the Trust, BGFS will offer and sell shares to investors as agent of each Fund either directly or through brokers, dealers and other financial institutions which enter into selling agreements with BGFS. The distribution agreement provides that BGFS will use all reasonable best efforts in connection with the distribution of shares of the Funds. The Funds' shares will be offered on a continuous basis.

The Funds did not pay BGFS any underwriting commissions or other compensation during the Funds' last three fiscal years.

Trust Legal Counsel – Ropes & Gray LLP

Ropes & Gray LLP, of Prudential Tower, 800 Boylston Street, Boston, MA 02199, is legal counsel to the Trust.

Independent Trustee Legal Counsel – Vedder Price P.C.

Vedder Price P.C., of 222 North LaSalle Street, Chicago, IL, 60601, serves as independent counsel to the independent trustees.

Shareholders

Principal Holders of Securities

A shareholder will be considered a "principal holder" of shares if that shareholder owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund's outstanding shares. The principal holders as of March 31, 2017, each of which owns of record and beneficially, are listed in the table below.

The Trust believes that no other person or group owns of record or beneficially 5% or more of the shares of any class of a Fund. The Asia Ex Japan Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund had not commenced operations as of March 31, 2017 and therefore did not have any principal holders.

Investor	Investor Address	Percentage Ownership of Class
The EAFE Fund
Covestro Pension Plan Trust – Class 1	500 Grant St Ste 4131, Pittsburgh, PA 15258-0001	99.97%
Teachers' Retirement System of the State of Kentucky – Class 5	479 Versailles Road, Frankfort, KY 40601-3800	79.41%
Presbyterian Healthcare Services Foundation – Class 3	9521 San Mateo Blvd NE, Albuquerque, NM, 87113- 2237	30.22%
The Aerospace Employees' Retirement Plan – Class 3	2310 E. El Segundo Blvd, MI/361, El Segundo, CA 90245	26.51%
Iowa Public Safety Peace Officers Retirement, Accident and Disability System – Class 3	State Capital Building, Room 114, 1007 E. Grand Avenue, Des Moines, IA 50319	20.73%
Anadarko Petroleum Corporation Master Trust – Class 3	1201 Lake Robbins Drive, The Woodlands, TX 77380	12.92%
City of Jacksonville Retirement System – Class 4	117 West Duval Street, Suite 300, Jacksonville, FL 32202	11.27%
The McKnight Foundation – Class 2	710 South Second Street, Suite 400, Minneapolis, MN 55401	9.35%
Jacksonville Police and Fire Pension Fund – Class 4	One West Adams Street, Suite 100, Jacksonville, FL 32202-3616	9.31%
Trustees of Tufts College – Class 2	99 High Street, Suite 1700, Boston, MA 02114	8.98%
Iowa Judicial Retirement System – Class 3	State Capital Building, Room 114, 1007 E. Grand Avenue, Des Moines, IA 50319	8.31%
The Lynde & Harry Bradley Foundation, Inc – Class 2	1241 North Franklin Place, Milwaukee, WI 53202-2901	8.17%
Austin Firefighters Relief & Retirement Fund – Class 2	4101 Parkstone Heights Drive Suite 270, Austin, TX 78746	7.75%
Prince George's County Police Pension Plan – Class 2	1400 McCormick Drive, Suite 110, Largo, MD 20774	6.75%
Northwell Health Inc – Class 2	972 Brush Hollow Road, Westbury, NY, 11590	6.43%
The Carle Foundation – Class 2	The Carle Foundation Hospital, 611 W. Park St., Loc.Code: SSC2, Urbana, IL, 61801-2595	5.61%
University of South Florida Foundation – Class 2	4202 E. Fowler Avenue, ALC-100, Tampa, FL 33620	5.33%
Investor	Investor Address	Percentage Ownership of Class
The EAFE Choice Fund
Robert E Rigsby – Class 1	9806 Kingsbridge Rd, Richmond VA 23238-5712	100.00%
Wilshire Solutions Funds Trust – Class 3	210 Sixth Avenue, Suite 3720, Pittsburgh, PA, 15222	61.38%
Dole Food Company – Class 3	c/o Wilshire Associates Incorporated, 210 Sixth Avenue, Suite 3720, Pittsburgh, PA, 15222	38.62%
Northern Trust as Trustee FBO NiSource Inc Master Retirement Trust – Class 2	801 S Canal, Chicago, IL, 60675	24.33%
Lexington-Fayette Urban County Government PFRF – Class 2	200 East Main Street, Lexington, KY, 40503	19.63%
Riverwood International Corporate Master Pension Trust – Class 2	9th Floor, 1500 Riveredge Parkway NW, Atlanta, GA 30328	16.76%
The National Magazine Pension Scheme – Class 2	72 Broadwick Street, London, WIF 9EP	15.30%
Beacon Health System Inc – Class 2	600 East Boulevard, Elkhart IN 46514	9.90%
Macalester College – Class 2	1600 Grand Ave, St Paul, MN, 55105-1899	9.73%
Investor	Investor Address	Percentage Ownership of Class
The EAFE Pure Fund
Robert E Rigsby – Class 1	9806 Kingsbridge Rd, Richmond VA 23238-5712	100.00%
El Paso Firemen & Policemen's Pension Fund – Class 3	909 East San Antonio Ave, El Paso TX 79901-2523	100.00%
US Army Non Appropriated Fund – Class 2	2455 Reynolds Road, Fort Sam Houston, Texas, 78234	29.39%
McAuley Portfolio Management Co. – Class 2	14528 S Outer Forty Rd, Suite 100, Chesterfield, MO, 63017-5743	27.66%
Maryland 529 FBO Maryland Prepaid College Trust – Class 2	217 E. Redwood Street, Suite 1350, Baltimore, MD, 21202	25.90%
Eversource Energy Service Company for and on behalf of the Eversource Retirees Benefit Trust – Class 2	107 Selden St, Berlin, CT, 06037	17.06%
Investor	Investor Address	Percentage Ownership of Class
The Emerging Markets Fund
Sacramento County Employees Retirement System – Class 3	980 9th Street, Suite 1900, Sacramento, CA, 95814-2739	100.00%
Tennessee Health Foundation – Class 1	1 Cameron Hill Circle, Chattanooga, TN, 37402	99.94%
Board of Trustees for the Maryland State Retirement and Pension System – Class 5	120 E Baltimore Street, 16th Floor, Baltimore, MD, 21202-6703	47.04%
City of Austin Employees Retirement System – Class 2	418 E Highland Mall BLVD, Austin TX 78752-3720	43.58%
Children's Hospital Medical Center Retirement Plan Trust – Class 2	3333 Burnet Avenue MLC 4900, Cincinnati, OH, 45229-3039	21.47%
Baylor College of Medicine – Class 2	2 Greenway Plaza, Suite 924, Houston, TX 77046	19.54%
Nebraska Investment Council – Class 5	1526 K Street, Suite 420, Lincoln, NE, 68508, USA	18.68%
Fedex Corporation Employees Pension Trust – Class 5	942 S Shady Grove Road, Memphis, TN, 38120-4117	9.43%
AT&T Services Inc SBC Master Pensions Trust – Class 5	208 S Akard Street 27th Floor, Dallas TX 75202	9.31%
Salvation Army Southern Territory – Class 5	1424 Northeast Expressway, Atlanta, GA, 30329-2088	7.31%
City of Hope – Class 2	1500 E Duarte Road, Duarte, CA 91010-3000	6.16%
Beckman Research Institute of The City of Hope – Class 2	1500 E Duarte Road, Duarte, CA 91010-3000	5.55%
Fire and Police Pension Association of Colorado – Class 5	5290 DTC Parkway, Suite 100, Greenwood Village, CO 80111-2721	5.29%
Investor	Investor Address	Percentage Ownership of Class
The Global Alpha Equity Fund
Robert E Rigsby – Class 1	9806 Kingsbridge Rd, Richmond, VA 23238-5712	100.00%
SSM Health Care Portfolio – Class 2	477 N Lindbergh BLVD, St Louis, MO, 63141	38.21%
Dun & Bradstreet Corporation – Class 3	103 JFK Parkway, Short Hills, NJ 07078	27.50%
Scripps Health – Class 3	4275 Camous Point Court, CP215, San Diego, 92121, CA	19.33%
Freeport Minerals Corporation Defined Benefit Master Trust – Class 3	333 North Central Avenue, Phoenix, AZ 85004-3014	18.45%
Textron Inc Master Trust – Class 3	40 Westminster St, Providence, RI 02903	17.49%
Promedica Health System – Class 3	1801 Richards Road, Toledo, OH 43607	17.24%
University Hospitals Health System, Inc – Class 2	11100 Euclid Avenue, Cleveland, OH, 44106-5000	15.95%
Meristem Global Equity Fund LLC – Class 2	601 Carlson Parkway Suite 800, Minnetonka, MN 55424	14.58%
Northwest Area Foundation – Class 2	60 Plato Boulevard East, Suite 400, St Paul, MN 55107	13.59%
State Street Bank & Trust Company as Trustee for Hallmark Cards, Incorporated Master Trust – Class 2	One Lincoln Street, Boston, MA 02111-2900	12.75%
Investor	Investor Address	Percentage Ownership of Class
The International Equity Fund
Sysco Corporation Retirement Plan – Class 5	1390 Enclave Parkway, Houston, TX 77077	100.00%
North Slope Borough – Class 1	PO Box 69, Barrow AK 99723	99.98%
City of Phoenix Public Employees Retirement System – Class 3	Phoenix City Hall, 200 W Washington Street, 10th Floor, Phoenix, AZ 85003	16.69%
Employees' Retirement Plan of the National Education Association – Class 2	Suite 210, 1201 16th Street NW, Washington DC, 20036	14.95%
Ameren Corporation Master Retirement Trust – Class 3	1901 Chouteu Avenue, Saint Louis, MO 63166-6149	14.66%
VOYA Retirement Plan – Class 2	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	14.51%
Commander Navy Installations Command Retirement Trust – Class 3	7800 Third Avenue, Building 457, Millington, TN, 38055	12.94%
Teledyne Technologies Incorporated Defined Master Trust – Class 2	1049 Camino Dos Rios, Thousand Oaks, CA 91360	12.76%
Cargill Inc – Class 3	9350 Excelsior Blvd, MS # 15-4-9350, Hopkins, MN 55343	12.76%
American Family Insurance Group Master Retirement Trust – Class 3	Investment Division – Q21G, 6000 American Parkway, Madison, WI 53783	12.44%
Retirement System of Allegheny County – Class 2	Room 106, County Office Building, 542 Forbes Avenue, Pittsburgh, PA 15219	11.27%
Trust Fund for Pinnacle West Corporation – Class 3	400 N Fifth Street, Phoenix, AZ 85004	10.04%
Charles Stewart Mott Foundation – Class 2	201 West Big Beaver Road, Suite 900, Troy, MI, 48084-4169	8.77%
Ford Family Foundation – Class 2	1600 NW Stewart Parkway, Roseburg, OR, 97471-1957	8.62%
M & T Bank as Trustee for the P H Glatfelter Company Master Retirement Trust – Class 2	One M & T PLZ, 9th Floor, Buffalo, NY, 14203-2303	7.05%
Georgia Tech Foundation Inc – Class 2	760 Spring Street NW, Suite 400, Atlanta, GA, 30308	6.55%
Washington Gas Light Company – Class 2	101 Constitution Avenue NW, Washington DC, 20080	5.60%
Leonard & Beryl Buck Foundation – Class 2	MAC A0103-107, 525 Market Street, San Francisco, CA, 94105	5.44%

Investor	Investor Address	Percentage Ownership of Class
The Long Term Global Growth Equity Fund
Longwood Foundation Inc – Class 2	100 West 10th Street, Suite 1109, Wilmington, DE 19801	100.00%
Nissan Employee Retirement Plan – Class 4	One Nissan Way, Franklin, TN, 37067-6367	100.00%
HRK Investments LLP – Class 1	345 St Peter Street, St Paul, MN, 55102-1211	99.23%
Investor	Investor Address	Percentage Ownership of Class
The U.S. Equity Growth Fund
Baillie Gifford International LLC – Class 1	780 Third Ave, 47th Floor, New York, NY 10017-2024	100.00%

Control Persons

A controlling person's vote could have a more significant effect on matters presented to shareholders of a Fund for approval than the vote of other shareholders of such Fund.

As of March 31, 2017, the name, address and percentage of ownership of each person who may be deemed to be a "control person" (as that term is defined in the 1940 Act) of a Fund because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. The Asia Ex Japan Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund had not commenced operations as of March 31, 2017 and therefore did not have any control persons.

Investor	Investor Address	Percentage Ownership of Voting Securities of the Fund
The EAFE Fund
Teachers' Retirement System of the State of Kentucky	479 Versailles Road, Frankfort, KY 40601-3800	35.92%
The EAFE Choice Fund
None	-	-
The EAFE Pure Fund
El Paso Firemen & Policemen's Pension Fund	909 East San Antonio Ave, El Paso, TX 79901-2523	26.61%
The Emerging Markets Fund
Board of Trustees for the Maryland State Retirement and Pension System	120 E Baltimore Street, 16th Floor, Baltimore, MD 21202-6703	37.33%
The Global Alpha Equity Fund
None	-	-
The International Equity Fund
None	-	-
The Long Term Global Growth Equity Fund
Longwood Foundation Inc	100 West 10th Street, Suite 1109, Wilmington, DE 19801	45.02%
Nissan Employee Retirement Plan	One Nissan Way, Franklin, TN 37067-6367	39.88%
The U.S. Equity Growth Fund
Baillie Gifford International LLC	780 Third Ave, 47th Floor, New York, NY 10017-2024	100%

Management Ownership

As of March 31, 2017, the Trustees and officers of the Trust, as a group, owned 0.12% of the outstanding equity securities of The Long Term Global Growth Equity Fund, none of the outstanding equity securities of The U.S. Equity Growth Fund,  and less than 0.01% of the outstanding equity securities of each of the other Funds.

Shareholder Rights

Rights to Dividends

Shareholders are entitled to dividends as declared by the Board, and, in liquidation of the relevant Series' portfolio, are entitled to receive the net assets of the portfolio.

Voting Rights

Shareholders are entitled to vote at any meetings of shareholders. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Special meetings of shareholders may be called for purposes such as electing or removing trustees, changing The Fundamental investment policy or approving an investment advisory agreement. In addition, a special meeting of shareholders of the Series will be held if, at any time, less than a majority of the Trustees then in office have been elected by shareholders of the Series.

Shareholders are entitled to one vote for each full share held, and fractional votes for each fractional share held. Voting rights are not cumulative.

Shareholders may vote in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders, to the extent provided in the Declaration of Trust.

On any matter affecting all shareholders, all shares shall be voted together. Shareholders of all series vote together, irrespective of series, on:

  the election of Trustees;

  the removal of Trustees;

  the selection of the Trust's independent registered public accounting firm; and

  amendments to the Declaration of Trust, unless the amendment only: (i) changes the Trust's name, responds to or ensures compliance with applicable legislation or regulation or cures technical problems in the Declaration of Trust, (ii) establishes, changes or eliminates the par value of any shares (currently all shares have no par value) or (iii) issues shares of the Trust in one or more series, or subdivides any series of shares into various classes of shares with such dividend preferences and other rights as the Board may designate.

For the purpose of electing Trustees, there will normally be no meetings of shareholders except where, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders.

In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Shareholders may wish to communicate with other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee. The Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders, upon receiving a written request by shareholders having a net asset value constituting 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust.

Matters Affecting a Particular Series or Share Class

On matters only affecting a particular series or share class, only shareholders of that series or class will be entitled to vote. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. Consistent with the current position of the SEC, shareholders of each series vote separately on matters requiring shareholder approval, such as certain changes in fundamental investment policies of that series or the approval of the investment advisory agreement relating to that series.

Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder.

Preemptive Rights

The shares of the Funds do not have any preemptive rights.

Trustee Nominations

Any shareholder may nominate a person to become a Trustee. See "Trustees and Trust Officers—Trustee Nominations by Shareholders" above.

Rights on termination

Upon termination of a Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Tax Reporting

As required by federal law, federal tax information will be furnished to applicable shareholders for each calendar year early in the succeeding year.

Liability

Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of a Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of that liability is considered remote since it may arise only in very limited circumstances.

The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

Contractual Arrangements

The Trust enters into contractual arrangements with various parties, including among others the Funds' investment adviser, custodian, transfer agent, and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements, and those contractual arrangements are not intended to and will not create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.

This SAI provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of any Fund. Neither this SAI, nor the related Prospectus, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or any Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Distributions

It is generally the policy of each Fund to declare and pay out at least annually as dividends to its shareholders as follows:

  Investment Company Taxable Income

  Each Fund will distribute substantially all of its investment company taxable income (which, computed without regard to the dividends-paid deduction, includes dividends and any interest it receives from investments and the excess of net short-term capital gain over net long-term capital loss, in each case determined with reference to any loss carryforwards).

  Net Capital Gains

  Each Fund will distribute substantially all of its net capital gains (that is, the excess of net long-term capital gains over net short-term capital loss, in each case determined with reference to any loss carryforwards), if any.

A Fund may make such distributions more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

Notwithstanding the foregoing, each of the Funds may determine to retain investment company taxable income, so computed, subject to the distribution requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), or net capital gain, and pay a Fund-level tax on any such retained amounts.

Distributions Are Payable in Shares

Except as provided below, distributions of income and capital gain are generally payable in full and fractional shares of the particular Fund, based upon the net asset value determined as of the close of unrestricted trading on the New York Stock Exchange on the record date for each dividend or distribution.

Shareholders, however, may elect to receive their distributions in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for a change to be in effect for any dividend or distribution, it must be received by the Trust ten days prior to such dividend or distribution.

Tax

The following discussion addresses certain U.S. federal income tax considerations that may be relevant to investors that (a) are citizens or residents of the U.S., or corporations, partnerships, or other entities created or organized under the laws of the U.S. or any political subdivision thereof, or estates that are subject to U.S. federal income taxation regardless of the source of their income or trusts if (i) a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person and (b) hold, directly or indirectly, shares of a Fund as a capital asset ("U.S. shareholders").

The following discussion provides only limited information about the U.S. federal income tax treatment of shareholders that are not U.S. shareholders, and it does not address the U.S. federal income tax treatment of shareholders that are subject to special tax regimes such as certain financial institutions, insurance companies, dealers in securities or foreign currencies, U.S. shareholders whose functional currency (as defined in Section 985 of the Internal Revenue Code of 1986, as amended (the "Code"))  is not the U.S. dollar, persons investing through defined contribution plans and other tax-qualified plans, and persons that hold shares in a Fund as part of a "straddle," "conversion transaction," "hedge," or other integrated investment strategy. All such prospective and actual shareholders are urged to consult their own tax advisers with respect to the U.S. tax treatment of an investment in shares of a Fund.

The Funds have not sought an opinion of legal counsel as to any specific U.S. tax matters. The discussion below as it relates to U.S. federal income tax consequences is based upon the Code and regulations, rulings, and judicial decisions thereunder as of the date hereof. Such authorities may be repealed, revoked, or modified (possibly on a retroactive basis) so as to result in U.S. federal income tax consequences different from those discussed below.

This discussion is for general information purposes only. Prospective and actual shareholders should consult their own tax advisers with respect to their particular circumstances and the effect of state, local, or foreign tax laws to which they may be subject.

Each Fund - Separate Tax Entity

Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund has elected or, in the case of a new Fund, intends to elect to be treated as a regulated investment company eligible for taxation under the provisions of Subchapter M of the Code and intends to qualify each year as such.

Test for Special Tax Treatment

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

  derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income from interests in "qualified publicly traded partnerships" (as defined below);

  diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets consists of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

  distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gain over net long-term capital loss) and net tax-exempt interest income, if any, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company.

However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (a partnership (i) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income.

In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code Section 7704(c)(2).

In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment will depend on the terms and conditions of that investment.

In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service ("IRS") with respect to issuer identification for a particular type of investment may adversely affect the Fund's ability to meet the diversification test in (b) above.

Also, for purposes of the diversification test in (b) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to U.S. federal income tax on income or gains paid to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, as defined below).

Failure to Meet Test for Special Tax Treatment

If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets.

If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net capital gain, would be taxable to U.S. shareholders as dividend income.

Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as "qualified dividend income" in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund's shares (as described below).

In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Retaining Net Capital Gains

As noted above, each of the Funds intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gains.

Notwithstanding the foregoing, the Funds may determine to retain investment company taxable income or net capital gains, and pay a Fund-level tax on any such retained amounts, subject to the distribution requirements applicable to regulated investment companies under the Code.

If a Fund retains any net capital gains, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities.

For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gains, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, its net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31) as if incurred in the succeeding taxable year.

Excise Tax

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or for the one-year period ending December 31 of such year if the Fund so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts.

For these purposes, a Fund's ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year, unless the Fund has made an election to use December 31, instead of October 31, for purposes of the excise tax.

Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending with or within the calendar year.

Each of the Funds intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that each Fund will be able to do so.

Personal Holding Companies

In addition, if any of the Funds is a "personal holding company" (as defined in Section 542 of the Code) for U.S. federal income tax purposes, such Fund will potentially need to adjust the timing of its distributions to its shareholders in order to avoid a Fund-level tax on its "undistributed personal holding company income" (as defined in Section 545 of the Code). Generally, a Fund will be a personal holding company if, at any time during the last half of its taxable year, more than 50% of its shares are owned, directly or indirectly, by five or fewer individuals and/or certain pension trusts, private foundations, charitable trusts or trusts providing for the payment of supplemental unemployment benefits. In the event that a Fund is a personal holding company, the Fund will seek to make distributions sufficient to avoid a Fund-level tax under the personal holding company rules, although there can be no assurance it will be able to do so.

Tax on Fund Distributions

Distributions are generally taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid for its shares).

Distributions are taxable whether shareholders receive them in cash or in additional shares.

A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Investment Income

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income.

Distributions of investment income reported by a Fund as derived from "qualified dividend income" are taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level as described more fully below.

In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income" that is eligible for taxation at long-term capital gain rates, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares.

In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level):

  if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established security market in the U.S.) or (b) treated as a passive foreign investment company.

If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding the excess of net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly reported Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent they are properly reported by the Fund as being attributable to the amount of eligible dividends received by the Fund from domestic corporations for the taxable year.

In general, a dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.

Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock—generally, stock acquired with borrowed funds).

The Funds other than The U.S. Equity Growth Fund generally do not expect that a significant portion of their distributions will be eligible for the corporate dividends-received deduction.

Any distribution of income that is attributable to dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Capital Gains

Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares.

Tax rules can alter a Fund's holding period on investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain from the sale of investments that the Fund owned (or is deemed to have owned) for more than one year and that are properly reported by the Fund as capital gain dividends ("Capital Gain Dividends") are generally taxable to shareholders as long-term capital gains, taxed to individuals at reduced rates relative to ordinary income. Distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less are generally taxable to shareholders as ordinary income.

Distributions from capital gains are generally made after applying any available capital loss carryforwards.

Medicare Contribution Tax

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, "net investment income" generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gain, including Capital Gain Dividends, as described above, and (ii) any net gain from the sale, exchange, redemption or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

Sale, Exchange or Redemption of Shares

A sale, exchange or redemption of shares in a Fund will generally give rise to a capital gain or loss.

In general, any capital gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held by a shareholder for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares.

Furthermore, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund (or substantially identical shares) are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Return of Capital Distributions

If a Fund makes a distribution to a shareholder in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in its shares, and thereafter as capital gain.

A return of capital is not taxable, but it reduces the shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Capital Loss Carryforwards

Capital losses in excess of capital gains ("net capital losses") are not permitted to be deducted against a Fund's net investment income. Instead, potentially subject to certain limitations, a Fund is able to carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years.

Distributions from capital gains are generally made after applying any available capital loss carryforwards.

Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains.

If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 ("post-2010 losses"), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 ("pre-2011 losses"), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains.

The Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.

The amounts and expiration dates (if applicable) of any capital loss carryforwards available to a Fund are shown in the notes to the financial statements incorporated by reference into this SAI.

Hedging and Similar Transactions

Transactions in Derivative Instruments

A Fund's transactions in derivative instruments (e.g., futures or options transactions, forward contracts and swap agreements), or any other hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, constructive sale, mark-to-market, straddle, wash sale, and short sale rules).

These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate income to the Fund, defer losses to the Fund, or cause adjustments in the holding periods of the Fund's securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Each of the Funds will determine whether to make any available elections pertaining to such transactions. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Book Income and Taxable Income

Certain of a Fund's investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income.

If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

If a Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and avoid a Fund-level tax.

Foreign Currency Transactions and Related Hedging Transactions

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Investment in Securities of Certain Foreign Corporations

Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If more than 50% of a Fund's assets at taxable year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens or residents or U.S. corporations to claim a credit or deduction (but not both) on their income tax returns for their pro-rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes.

A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 31-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.

Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

A Fund's investments that are treated as equity investments for U.S. federal income tax purposes, in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on gains from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to shareholders of the Fund. However, if certain conditions are met, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect, pursuant to Sections 1293 and 1295 of the Code, to treat a PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. A Fund also may make an election, pursuant to Section 1296 of the Code, to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year (a "mark-to-market election").

Such gains and losses are treated as ordinary income and loss.

The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund's total return.

Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

A foreign corporation is a "passive foreign investment company" if: (i) 75% or more of its gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) held by such corporation during the taxable year which produce or are held for the production of passive income is at least 50%.

Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains.

Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business activities and certain income received from related persons. Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Investments in Certain Debt Obligations

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount.

Generally, the original issue discount ("OID") is treated as interest income and is included in a Fund's income and required to be distributed by the Fund over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having "market discount." Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its "revised issue price") over the purchase price of such obligation.

Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security.

Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund's income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

The rate at which the market discount accrues, and thus is included in a Fund's income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID or, in certain cases, "acquisition discount" (very generally, the excess of the stated redemption price over the purchase price). A Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

The rate at which OID or acquisition discount accrues, and thus is included in the Fund's income, will depend upon which of the permitted accrual methods the Fund elects. If a Fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received.

Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund is permitted to deduct any remaining premium allocable to a prior period.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

Investments in Debt Obligations that are at Risk of or in Default Present Special Tax Issues for the Fund

Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount; whether or to what extent a Fund should recognize market discount on a debt obligation; when and to what extent a Fund may take deductions for bad debts or worthless securities; and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.

Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper.

Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shares Purchased Through Tax-advantaged Arrangements

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans or tax-advantaged arrangements.

Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of such an investment in their particular tax situations.

Tax-Exempt Shareholders

Under current law, each of the Funds serves to "block" (that is, prevent the attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by tax-exempt shareholders.

Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish such Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to such Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

For a foreign person (as defined below) to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers in this regard.

Foreign Shareholders

Distributions by a Fund to shareholders that are not "U.S. persons" within the meaning of the Code ("foreign persons") properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) "short-term capital gain dividends" as distributions of net short-term capital gains in excess of net long-term capital losses and (2) "interest-related dividends" as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (a) distributions to an individual foreign person who was present in the U.S. for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions attributable to gain that is (treated) effectively connected with the conduct by the foreign person of a trade or business within the United States, under special rules regarding the disposition of U.S. real property interests.

The exception to withholding for interest-related dividends does not apply to distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the U.S., or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation. A Fund is permitted to report such part of its dividends as short-term capital gain and/or interest-related dividends as are eligible, but is not required to do so.

In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of such payments as short-term capital gain or interest-related dividends to shareholders.

Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Distributions by a Fund to beneficial holders of shares who are foreign persons other than Capital Gain Dividends, short-term capital gain dividends and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale, exchange or redemption of such shares of a Fund unless (i) such gain is "effectively connected" with the conduct of a trade or business carried on by such holder within the U.S. or (ii) in the case of an individual holder, the holder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

If a foreign person is potentially eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the U.S. More generally, foreign persons who are residents in a country with an income tax treaty with the U.S. may obtain different tax results than those described herein, and are urged to consult their tax advisers.

A beneficial holder of shares who is a foreign person may be subject to state, local or foreign taxes, and to the U.S. federal estate tax in addition to the U.S. federal income tax rules described above.

Certain Additional Withholding and Reporting Requirements

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their "financial interest" in the Fund's "foreign financial accounts," if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR).

Shareholders should consult a tax adviser regarding the applicability to them of this reporting requirement.

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, "FATCA") generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an "IGA") between the United States and a foreign government.

If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays and 30% of the gross proceeds of share redemptions or exchanges and certain capital gain dividends it pays on or after January 1, 2019.

If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign persons described above (e.g., Capital Gain Dividends, short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor's own situation, including investments through an intermediary.

Financial Statements

Financial statements of The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund and The U.S. Equity Growth Fund for the fiscal year ended December 31, 2016 are incorporated by reference to the Annual Report of The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund and The U.S. Equity Growth Fund filed with the SEC on Form N-CSR on March 9, 2017 (SEC Accession No. 0001104659-17-015428).

These financial statements have been incorporated by reference herein in reliance on the report of BBD, LLP independent registered public accounting firm, also incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

PART C.  OTHER INFORMATION

Item 28.  Exhibits.

The following Exhibits are filed herewith or incorporated by reference:

a(i).                                                     Second Amended and Restated Agreement and Declaration of Trust of Registrant, dated February 27, 2017, incorporated by reference to Post-Effective Amendment No. 11 to the registration statement of the Trust on Form N-1A filed March 1, 2017.

a(ii).                                                  Amendment No. 1, dated June 22, 2017, to the Second Amended and Restated Agreement and Declaration of Trust, filed herewith.

b.                                                                Copy of By-Laws of Registrant as amended November 13, 2003, incorporated by reference to Amendment No. 5 to the registration statement of the Trust on Form N-1A filed on May 5, 2004.

c.                                                                 Portions of Amended and Restated Agreement and Declaration of Trust and By-Laws Relating to Shareholders’ Rights.  (See (a) and (b) above).

d(i).                                                     Amended and Restated Investment Advisory Agreement between Baillie Gifford Overseas Limited and Registrant, on behalf of each Fund, dated January 1, 2015, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

d(ii).                                                  Amendment Agreement dated December 10, 2015 to the Amended and Restated Investment Advisory Agreement, adding The Asia Ex Japan Fund, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

d(iii).                                               Amended and Restated Schedule A to the Investment Advisory Agreement for the Baillie Gifford Funds, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

d(iv).                                              Amendment Agreement dated [  ] to the Amended and Restated Investment Advisory Agreement, adding The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund, to be filed by amendment.

e(i).                                                      Distribution Agreement between Baillie Gifford Funds Services LLC and Registrant, dated February 27, 2015, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

e(ii).                                                   Distribution Agreement between Baillie Gifford Funds Services LLC and Registrant, on behalf of its series, The International Choice Fund, dated February 27, 2015, incorporated by reference to Amendment No. 24 under the Investment Company Act of 1940 (the “1940 Act”) to the registration statement of the Trust on Form N-1A filed April 30, 2015.

e(iii).                                                Amendment Agreement dated April 29, 2016 to the Distribution Agreement between Baillie Gifford Funds Services LLC and Registrant, adding The Asia Ex Japan Fund, filed herewith.

e(iv).                                               Second Amendment Agreement dated June 22, 2017 to the Distribution Agreement between Baillie Gifford Funds Services LLC and Registrant, removing the Emerging Markets Bond Fund and reflecting that the name of The North American Equity Fund has changed to The U.S. Equity Growth Fund, to be filed by amendment.

e(v).                                                  Third Amendment Agreement dated [  ] to the Distribution Agreement between Baillie Gifford Funds Services LLC and Registrant, adding The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund, to be filed by amendment.

f.                                                                  Not applicable.

g(i).                                                      Custody Agreement between Registrant and Bank of New York dated September 29, 2000, incorporated by reference to the initial registration statement of the Trust on Form N-1A filed December 22, 2000.

g(ii).                                                   Form of Foreign Custodian Manager Agreement dated September 29, 2000 between Registrant and Bank of New York, incorporated by reference to the initial registration statement of the Trust on Form N-1A filed December 22, 2000.

g(iii).                                                Side Letter to Custody Agreement between Registrant and Bank of New York dated April 28, 2014 incorporated by reference to Amendment No. 18 to the registration statement of the Trust on Form N-1A filed April 30, 2014.

g(iv).                                               Amendment to Custody Agreement between Registrant and Bank of New York dated December 30, 2013, incorporated by reference to Amendment No. 18 to the registration statement of the Trust on Form N-1A filed April 30, 2014.

g(v).                                                  Amendment to Foreign Custodian Manager Agreement dated June 15, 2015, to be filed by amendment.

g(vi).                                               Form of Side Letter to Custody Agreement between Registrant and Bank of New York, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

g(vii).                                            Form of Amendment Agreement to Foreign Custodian Management Agreement, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

g(viii).                                         Second Amendment Agreement dated [  ] to the Foreign Custodian Management Agreement between Registrant and Bank of New York Mellon, to be filed by amendment.

g(ix).                                               Side Letter dated [  ] to the Custody Agreement between Registrant and Bank of New York, to be filed by amendment.

h(i).                                                     Fund Administration and Accounting Agreement between Registrant and Bank of New York Mellon dated September 29, 2000, incorporated by reference to the initial registration statement of the Trust on Form N-1A filed December 22, 2000.

h(ii).                                                  Form of Amendment to Fund Administration and Accounting Agreement between Registrant and Bank of New York Mellon, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

h(iii).                                               Transfer Agency Agreement between Registrant and Bank of New York Mellon, dated September 1, 2014, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

h(iv).                                              Form of Subscription Agreement for the purchase of shares of series of the Trust registered under the 1940 Act only, incorporated by reference to Amendment No. 23 to the registration statement of the Trust on Form N-1A filed April 30, 2015.

h(v).                                                 Form of Subscription Agreement for the purchase of shares of series of the Trust registered under the 1933 Act, incorporated by reference to Post-Effective Amendment No. 2 to the registration statement of the Trust on Form N-1A filed April 30, 2015.

h(vi).                                              Notification of Undertaking to Waive Certain Fees and Reimburse Certain Fund Expenses, from Baillie Gifford Overseas Limited to the Registrant, on behalf of the EAFE Pure Fund, dated as of April 4, 2014, incorporated by reference to Amendment No. 17 to the registration statement of the Trust on Form N-1A filed April 30, 2014.

h(vii).                                           Notification of Undertaking to Waive Certain Fees and Reimburse Certain Fund Expenses, from Baillie Gifford Overseas Limited to the Registrant, on behalf of The Emerging Markets Bond Fund, dated as of September 26, 2013, incorporated by reference to Amendment No. 18 to the registration statement of the Trust on Form N-1A filed December 6, 2013.

h(viii).                                        Shareholder Servicing Agreement between Registrant and Baillie Gifford Overseas Limited, dated January 1, 2015, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

h(ix).                                              Expense Limitation Agreement between Registrant, on behalf of its series, The EAFE Pure Fund, The Emerging Markets Bond Fund and The Long Term Global Growth Equity Fund, and Baillie Gifford Overseas Limited, dated February 27, 2015, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

h(x).                                                 Form of Second Amendment Agreement to Fund Administration and Accounting Agreement between Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

h(xi).                                              Form of Amendment Agreement to Transfer Agency Agreement between Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

h(xii).                                           Amendment Agreement to Shareholder Servicing Agreement between Registrant and Baillie Gifford Overseas Limited dated December 10, 2015, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

h(xiii).                                        Class K and Institutional Class Administration and Supervisory Agreement for the Baillie Gifford Funds between the Registrant, on behalf of its series, The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, The U.S. Equity Growth Fund, and The Asia Ex Japan Fund, and Baillie Gifford Overseas Limited, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

h(xiv).                                       Institutional Class Sub-Accounting Services Agreement for the Baillie Gifford Funds between the Registrant, on behalf of its series, The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, The U.S. Equity Growth Fund, and The Asia Ex Japan Fund, and Baillie Gifford Overseas Limited, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

h(xv).                                          Expense Limitation Agreement between Registrant, on behalf of its series, The Asia Ex Japan Fund, and Baillie Gifford Overseas Limited, dated April 28, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28,

2017.

h(xvi).                                       Expense Limitation Agreement between Registrant, on behalf of its series, The Long Term Global Growth Fund, and Baillie Gifford Overseas Limited, dated April 28, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

h(xvii).                                    Expense Limitation Agreement between Registrant, on behalf of its series, The U.S. Equity Growth Fund, and Baillie Gifford Overseas Limited, dated April 28, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

h(xviii).                                 Credit Agreement between the Registrant and The Bank of New York Mellon, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

h(xix).                                       Fee Letter Agreement among the Registrant, Baillie Gifford Overseas Limited, and The Bank of New York Mellon, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

h(xx).                                          Second Amendment Agreement dated [  ] to the Fund Administration and Accounting Agreement between Registrant and Bank of New York Mellon, to be filed by amendment.

h(xxi).                                       Second Amendment Agreement dated [  ] to the Transfer Agency Agreement between Registrant and Bank of New York Mellon, to be filed by amendment.

h(xxii).                                    Second Amendment Agreement dated June 22, 2017 to the Shareholder Servicing Agreement between Registrant and Baillie Gifford Overseas Limited, to be filed by amendment.

h(xxiii).                                 Amendment Agreement, dated [  ], to the Class K and Institutional Class Administration and Supervisory Agreement for the Baillie Gifford Funds between the Registrant, on behalf of its series, The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, The U.S. Equity Growth Fund, and The Asia Ex Japan Fund, and Baillie Gifford Overseas Limited, adding The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund, to be filed by amendment.

h(xxiv).                                Amendment Agreement, dated [  ], to the Institutional Class Sub-Accounting Services Agreement for the Baillie Gifford Funds between the Registrant, on behalf of its series, The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, The U.S. Equity Growth Fund, and The Asia Ex Japan Fund, and Baillie Gifford Overseas Limited, adding The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund, to be filed by amendment.

h(xxv).                                   Amended and Restated Schedule I, dated [  ], to the Credit Agreement between the Registrant and The Bank of New York Mellon, adding The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund, to be filed by amendment.

h(xxvi).                                Form of Indemnification Agreement between the Registrant and each Trustee, filed herewith.

i(i).                                                         Opinion and consent of Ropes & Gray LLP as to the Registrant’s shares, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

i(ii).                                                      Opinion and consent of Ropes & Gray LLP as to The Asia Ex Japan Fund, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

i(iii).                                                   Opinion and consent of Ropes & Gray LLP as to The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund, to be filed by amendment.

j.                                                                   Consent of [   ], to be filed by amendment.

k.                                                                Not applicable.  See Paragraph 2(b) of General Instruction B.

l.                                                                    Not applicable.

m(i).                                                 Shareholder Service Plan, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

m(ii).                                              Shareholder Service Plan, amended as of December 10, 2015 to add The Asia Ex Japan Fund, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

m(iii).                                           Administration, Supervisory and Sub-Accounting Services Plan for Class K and Institutional Class Shares, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

m(iv).                                          Shareholder Service Plan, amended as of June 22, 2017 to remove Class 1, The Asia Ex Japan Fund, and The U.S. Equity Growth Fund, filed herewith.

m(v).                                             Amended and Restated Exhibit I, dated [  ], to the Administration, Supervisory and Sub-Accounting Services Plan for Class K and Institutional Class Shares, adding The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund, to be filed by amendment.

n(i).                                                     Plan Pursuant to Rule 18f-3, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

n(ii).                                                  Plan Pursuant to Rule 18f-3, amended and restated as of May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

p(i).                                                     Code of Ethics of the Registrant, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

p(ii).                                                  Code of Ethics of Baillie Gifford Overseas Limited and Baillie Gifford Funds Services LLC, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

p(iii).                                               Code of Ethics for Principal Executive and Senior Financial Officers of the Registrant, incorporated by reference to Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 30, 2007.

q(i).                                                     Power of Attorney for John G. Barrie Jr., George W. Browning, Bruce C. Long, Robert E. Rigsby, Howard W. Chin, Peter C. Hadden and Lindsay Cockburn, dated September 23, 2015, incorporated by reference to Post-Effective Amendment No. 4 of the Trust on Form N-1A filed November 20, 2015.

q(ii).                                                  Power of Attorney for George W. Browning, Bruce C. Long, Robert E. Rigsby, Howard W. Chin, and Lindsay Cockburn, dated March 17, 2016, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

q(iii).                                               Power of Attorney for David Salter, dated March 17, 2016, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

q(iv).                                              Power of Attorney for Pamela M. J. Cox, dated July 1, 2017, filed herewith.

Item 29.  Persons Controlled By or Under Common Control With Registrant.

Not applicable.

Item 30.  Indemnification.

Article VIII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust (as further amended from time to time, the “Declaration of Trust”) (See Exhibit a hereto) provides for indemnification of trustees and officers.  The effect of this provision is to provide indemnification for each of the Registrant’s trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.  As to any matter disposed of without an adjudication by a court or other body, indemnification will be provided to the Registrant’s trustees and officers if (a) such indemnification is approved by a majority of the disinterested trustees, or (b) an opinion of independent legal counsel is obtained that such indemnification would not protect the trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties.

The Registrant has also contractually agreed to indemnify each Trustee. The contractual agreement between the Trust and each Trustee delineates certain procedural aspects relating to indemnification and advancement of expenses and provides for indemnification and advancement to the fullest extent permitted by the Declaration of Trust and By-Laws of the Trust and the laws of The Commonwealth of Massachusetts, the Securities Act, as amended, and the 1940 Act, as amended.

Item 31.  Business and Other Connections of Investment Adviser.

Baillie Gifford Overseas Limited (“BGO”) is registered under the Investment Advisers Act of 1940 and regulated by the Financial Services Authority of the United Kingdom, and as such is engaged in the provision of investment advisory and management services to a variety of public and, private investment pools (including hedge funds), and private accounts.

For additional information as to the business, profession, vocation or employment of  a substantial nature that BGO and each of its directors, officers and partners is or has been engaged in within the last two fiscal years, please refer to BGO’s Form ADV (SEC No. 801-21051), which is incorporated herein by reference.

Item 32.  Principal Underwriters.

(a) Not applicable.

(b) Directors, Officers or Partners of the Distributor:

	(2)	(3)
(1) Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
David Salter Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Chairman and Chief Executive Officer	Trustee, Chairman of the Board and President
Sarah McKechnie Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Chief Compliance Officer	N/A
Suzanne Quinn Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Acting Chief Compliance Officer	N/A
Janice Dru Parise Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Chief Financial Officer	N/A
Alison Graham Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Director	N/A

Item 33.  Location of Accounts and Records.

The records required by Section 31(a) and Rule 31a-1 through 3 under the 1940 Act will be maintained by Registrant at its offices, 1 Greenside Row, Edinburgh, Scotland, UK EH1 3AN, except that: (i) Transfer Agent and Custodian (located at 4400 Computer Drive, 015-2W12, Westborough, MA 01581) for Registrant, will maintain the records required by subparagraphs (a)(1), (b)(1)-(5) and (6)-(8) of Rule 31a-1 and by Rule 31a-2; and (ii) BGO, located at 1 Greenside Row, Edinburgh, Scotland, UK EH1 3AN will maintain the records required by Rule 31a-1(f) and Rule 31a-2(e).

Item 34.  Management Services.

Not applicable.

Item 35.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Edinburgh, Scotland, on the 14th day of July, 2017.

BAILLIE GIFFORD FUNDS

By:	/s/ Michael Stirling-Aird
Name:	Michael Stirling-Aird
Title:	Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ George W. Browning*	Trustee	July 14, 2017
George W. Browning

/s/ Howard W. Chin*	Trustee	July 14, 2017
Howard W. Chin

/s/ Pamela M. J. Cox*	Trustee	July 14, 2017
Pamela M. J. Cox

/s/ Bruce C. Long*	Trustee	July 14, 2017
Bruce C. Long

/s/ Robert E. Rigsby*	Trustee	July 14, 2017
Robert E. Rigsby

/s/ David W. Salter*	Trustee & President (Principal Executive Officer)	July 14, 2017
David W. Salter

/s/ Lindsay Cockburn	Treasurer (Principal Financial and Accounting Officer)	July 14, 2017
Lindsay Cockburn

*By:	/s/ Michael Stirling-Aird
Michael Stirling-Aird**
Date: July 14, 2017

**               Attorney-in-Fact pursuant to a Power of Attorney executed on March 17, 2016 and filed as an exhibit to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016 and a Power of Attorney executed on July 1, 2017, filed herewith.

EXHIBIT INDEX

Exhibit No.	Exhibit Title

a(ii).	Amendment No. 1, dated June 22, 2017, to the Second Amended and Restated Agreement and Declaration of Trust.

e(iii).	Amendment Agreement dated April 29, 2016 to the Distribution Agreement between Baillie Gifford Funds Services LLC and Registrant, adding The Asia Ex Japan Fund.

h(xxvi).	Form of Indemnification Agreement between the Registrant and each Trustee.

m(iv).	Shareholder Service Plan, amended as of June 22, 2017 to remove Class 1, The Asia Ex Japan Fund, and The U.S. Equity Growth Fund.

q(iv).	Power of Attorney for Pamela M. J. Cox, dated July 1, 2017.